UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number             811-22906

                        Virtus Alternative Solutions Trust

(Exact name of registrant as specified in charter)

101 Munson Street

                             Greenfield, MA 01301

(Address of principal executive offices) (Zip code)

Jennifer Fromm, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                             Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 243-1574

Date of fiscal year end:  October 31

Date of reporting period:  April 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMIANNUAL REPORT

Virtus Alternative Income Solution Fund

Virtus Alternative Inflation Solution Fund

Virtus Alternative Total Solution Fund

Virtus Strategic Income Fund

Proxy Voting Procedures and Voting Record (Form N-PX)

The subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Form N-Q Information

The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

To My Fellow Shareholders of Virtus Mutual Funds:

I am pleased to present this semi-annual report, which reviews the performance of your fund for the six months ended April 30, 2015.

The six-month period was generally strong for U.S. equities despite increased market volatility resulting from falling oil prices, geopolitical risks, and a slowdown in growth outside the U.S. While the leading economies of Europe, Japan, and China weakened, the U.S. economy accelerated and the dollar rallied strongly. Broad U.S. equity indices registered gains for the six months ended April 30, 2015. The S&P 500® Index returned 4.40%, the Dow Jones Industrial AverageSM rose 3.78%, and the NASDAQ Composite Index®

was up 7.32%. By comparison, international equities generally underperformed at the end of 2014, but rallied strongly in the first four months of this year, for both developed and emerging markets.

Even though the U.S. economy continues to expand, the Federal Reserve has promised to maintain low interest rates, at least until the middle of 2015. Against this backdrop, U.S. Treasuries remain an attractive “safe haven” among global investors. Steady demand pushed the yield on the bellwether 10-year U.S. Treasury to 2.05% on April 30, 2015 from 2.35% on October 31, 2014. The low interest rate environment was generally favorable for the fixed income market. The Barclays U.S. Aggregate Bond Index, which concentrates on investment-grade debt securities, rose 2.06% for the six months ended April 30, 2015. By comparison, non-investment grade debt was negatively impacted for much of the period by the ongoing market volatility and declining oil prices.

The uncertain state of the global economy is likely to remain a concern for the markets in the months ahead, and interventions by the world’s central banks will be watched with great interest. However, the health of the U.S. economy – including improved hiring, manufacturing, and housing data – gives investors reason for optimism. Future market direction will be determined largely by the ability of corporations to continue to produce robust earnings.

Volatility is an ever-present reminder of the importance of portfolio diversification, including exposure to both traditional and alternative asset classes. While diversification cannot guarantee a profit or prevent a loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies.

As always, thank you for entrusting Virtus with your assets. Should you have questions or require assistance, our customer service team is here to help at 1-800-243-1574. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

May 2015

Whenever you have questions about your account, or require additional information, please visit us on the Web at www.virtus.com or call our shareowner service group toll-free at 1-800-243-1574.

Performance data quoted represents past results. Past performance is no guarantee of future results.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

Disclosure of Fund Expenses (UNAUDITED)

For the six-month period of November 1, 2014 to April 30, 2015

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Alternative Solutions Trust Fund (each, a “Fund”) you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class A and Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I and Class R6 shares are sold without sales charges. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested from November 1, 2014 through April 30, 2015, and held for the entire period. The following Expense Table illustrates your Fund’s costs in two ways.

Actual Expenses

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Expense Table
	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Annualized Expense Ratio*	Expenses Paid During Period**
Virtus Alternative Income Solution Fund
Actual
Class A	$1,000.00	$998.89	2.63%	$13.03
Class C	1,000.00	995.81	3.38	16.73
Class I	1,000.00	1,000.12	2.38	11.80
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,011.59	2.63%	$13.20
Class C	1,000.00	1,007.83	3.38	16.97
Class I	1,000.00	1,012.85	2.38	11.95
Virtus Alternative Inflation Solution Fund
Actual
Class A	$1,000.00	$996.65	2.66%	$13.17
Class C	1,000.00	993.05	3.41	16.85
Class I	1,000.00	997.78	2.41	11.94
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,011.44	2.66%	$13.35
Class C	1,000.00	1,007.68	3.41	17.12
Class I	1,000.00	1,012.70	2.41	12.10
Virtus Alternative Total Solution Fund
Actual
Class A	$1,000.00	$1,011.27	2.88%	$14.36
Class C	1,000.00	1,008.30	3.63	18.08
Class I	1,000.00	1,012.64	2.63	13.12
Class R6***	1,000.00	1,017.64	2.61	11.76
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,010.34	2.88%	$14.46
Class C	1,000.00	1,006.57	3.63	18.22
Class I	1,000.00	1,011.59	2.63	13.20
Class R6***	1,000.00	1,011.69	2.61	13.10
Virtus Strategic Income Fund
Actual
Class A	$1,000.00	$1,029.90	1.41%	$7.10
Class C	1,000.00	1,026.22	2.21	11.10
Class I	1,000.00	1,031.21	1.21	6.09
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,017.72	1.41%	$7.08
Class C	1,000.00	1,013.70	2.21	11.10
Class I	1,000.00	1,018.72	1.21	6.07

*	Annualized expense ratios include dividends on short sales.

**	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (181) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one half-year period.

***	November 19, 2014 is the date Class R6 of the Virtus Alternative Total Solution Fund started accruing expenses. Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (163 for actual and 181 for hypothetical) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one half-year period.

For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.

You can find more information about the Funds’ expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

KEY INVESTMENT TERMS

ADR (American Depositary Receipt)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Barclays U.S. Aggregate Bond Index

The Barclays U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Collateralized Loan Obligation (CLO)

A security backed by a pool of debt, often low-rated corporate loans.

Dow Jones Industrial AverageSM

A stock market index that shows how 30 large publicly owned companies based in the United States have traded during a standard trading session in the stock market. While the index attempts to be representative of the U.S. economy as a whole, it is somewhat heavily weighted toward industrials. It is a price-weighted average, which means that the price movement of each stock is weighted equally regardless of its market capitalization. The index is unmanaged, its returns do not reflect any fees, expenses or sales charges, and it is not available for direct investment.

Exchange–Traded Funds (ETF)

Portfolios of stocks or bonds that track a specific market index.

Exchange–Traded Notes (ETN)

Senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees.

Federal Farm Credit Bank (FFCB)

Institution backed by the government to manage and merge the financing transactions of the Federal Intermediate Credit Banks and the Federal Land Banks. The institution must abide by rules set forth in the Farm Credit Act, which are enforced by an independent federal regulatory agency.

Federal Home Loan Bank (FHLB)

One of 12 regional banks that comprise the Federal Home Loan Bank System (FHLBank System). The FHLBank System provides stable, on-demand, low-cost funding to American financial institutions (not individuals) for home mortgage loans, small business, rural, agricultural, and economic development lending.

Federal Home Loan Mortgage Company (FHLMC)

A public government-sponsored enterprise which buys mortgages on the secondary market, pools them and sells them as mortgage-backed securities to investors on the open market. Monthly principal and interest payments are guaranteed by FHLMC but not by the U.S. Government. Also called Freddie Mac.

Federal National Mortgage Association (FNMA)

A congressionally chartered corporation which buys mortgages on the secondary market, pools them and sells them as mortgage-backed securities to investors on the open market. Monthly principal and interest payments are guaranteed by FNMA but not by the U.S. Government. Also called Fannie Mae.

Federal Reserve (the “Fed”)

The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

Global Depositary Receipt (GDR)

A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country. Global Depositary Receipts make it easier for individuals to invest in foreign companies, due to the widespread availability of price information, lower transaction costs, and timely dividend distributions.

KEY INVESTMENT TERMS   (Continued)

iShares®

Represents shares of an open-end exchange-traded fund.

London Interbank Offered Rate (LIBOR)

A benchmark rate that some of the world’s leading banks charge each other for short-term loans.

Master Limited Partnership (MLP)

Investment which combines the tax benefits of a limited partnership with the liquidity of publicly traded securities. To be classified as an MLP, a partnership must derive most of its cash flows from real estate, natural resources and commodities.

NASDAQ Composite Index®

A stock market index of the common stocks and similar securities (e.g. ADRs, tracking stocks, limited partner interests) listed on the NASDAQ stock market. The composition of the NASDAQ Composite is heavily weighted towards information technology companies. Unlike other market indexes, the NASDAQ composite is not limited to companies that have U.S. headquarters. The index is unmanaged, its returns do not reflect any fees, expenses or sales charges and it is not available for direct investment.

Over–the–Counter (OTC)

Trading that is done directly between two parties, without any supervision of an exchange.

Payment–in–Kind Security (PIK)

A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

Real Estate Investment Trust (REIT)

A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses or sales charges, and it is not available for direct investment.

Standard & Poor’s Depositary Receipt (SPDR)

Shares of a security designed to track the value of the S&P 500® Index. SPDRs trade on the American Stock Exchange under the symbol SPY. One SPDR unit is valued at approximately one-tenth of the value of the S&P 500® Index. Dividends are distributed quarterly, and are based on the accumulated stock dividends held in trust, less any expenses of the trust.

VIRTUS ALTERNATIVE SOLUTIONS

PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS

APRIL 30, 2015 (UNAUDITED)

For each Fund, the following tables present portfolio holdings within certain sectors and as a percentage of total investments net of securities sold short and written options attributable to each sector.

Alternative Income Solution Fund

Corporate Bonds		41%
Energy	11
Industrials	9
Telecommunication Services	6
Consumer Discretionary	5
All other Corporate Bonds	10
Loan Agreements		15
Real Estate Investment Trusts		13
Common Stocks		11
Financials	3
Energy	2
Information Technology	2
All other Common Stocks	4
Master Limited Partnerships		10
Foreign Government Securities		3
Asset-Backed Securities		1
Municipal Bonds		1
Convertible Bonds		1
Securities Sold Short		(2)
Other (includes short-term investments)		6

Total		100%

Alternative Inflation Solution Fund

U.S. Government Securities		21%
Real Estate Investment Trusts		19
Common Stocks		18
Industrials	9
Utilities	7
All other Common Stocks	2
Master Limited Partnerships		17
Corporate Bonds		14
Consumer Discretionary	4
Financials	2
Energy	2
All other Corporate Bonds	6
Loan Agreements		6
Commodity Linked Notes		2
Municipal Bonds		1
Securities Sold Short		(4)
Other (includes short-term investments)		6

Total		100%

Alternative Total Solution Fund

Common Stocks		26%
Information Technology	6
Industrials	5
Consumer Discretionary	4
All other Common Stocks	11
Corporate Bonds		19
Energy	5
Industrials	4
Telecommunication Services	3
All other Corporate Bonds	7
Real Estate Investment Trusts		10
Convertible Bonds		9
Master Limited Partnerships		6
Loan Agreements		6
Foreign Government Securities		2
Preferred Stock		1
Asset-Backed Securities		1
Securities Sold Short and Written Options		(10)
Other (includes short-term investments)		30

Total		100%

Strategic Income Fund

Corporate Bonds		70%
Financials	17
Consumer Discretionary	13
Industrials	9
Energy	9
Materials	7
Healthcare	5
Telecommunications Services	5
All other Corporate Bonds	5
Loan Agreements		14
Asset-Backed Securities		6
Mortgage-Backed Securities		5
Municipal Bonds		2
Foreign Government Securities		1
Other (includes short-term investments)		2

Total		100%

VIRTUS ALTERNATIVE INCOME SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT

April 30, 2015 (UNAUDITED)

($ are reported in thousands)

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES—2.7%
Argentine Republic Government International Bond 0.000%, 12/15/35	3,570	EUR	$381
Brazil Notas do Tesouro Nacional Series F 0.000%, 1/1/17	320	BRL	105
Hellenic Republic Government Bond 3.000%, 2/24/23(2)	22	EUR	15
3.000%, 2/24/24(2)	22	EUR	15
3.000%, 2/24/25(2)	22	EUR	14
3.000%, 2/24/26(2)	22	EUR	14
3.000%, 2/24/27(2)	22	EUR	14
3.000%, 2/24/28(2)	22	EUR	14
3.000%, 2/24/29(2)	22	EUR	14
3.000%, 2/24/30(2)	22	EUR	13
3.000%, 2/24/31(2)	22	EUR	13
3.000%, 2/24/32(2)	22	EUR	14
3.000%, 2/24/33(2)	22	EUR	13
3.000%, 2/24/34(2)	22	EUR	13
3.000%, 2/24/35(2)	22	EUR	13
3.000%, 2/24/36(2)	22	EUR	14
3.000%, 2/24/37(2)	22	EUR	14
3.000%, 2/24/38(2)	22	EUR	13
3.000%, 2/24/39(2)	22	EUR	14
3.000%, 2/24/40(2)	22	EUR	13
3.000%, 2/24/41(2)	22	EUR	13
3.000%, 2/24/42(2)	22	EUR	13
Instituto Costarricense de Electricidad RegS 6.375%, 5/15/43(3)	$200		172
Kenya Treasury Bonds 144A 12.892%, 4/28/18(2)(4)	250		218

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $1,213)			1,149

MUNICIPAL BONDS—0.8%
New Jersey—0.2%
Tobacco Settlement Financing Corp. Series 1-A 4.750%, 6/1/34	110		85
5.000%, 6/1/41	15		12
			97

	PAR VALUE	VALUE
Puerto Rico—0.4%
Commonwealth of Puerto Rico, Series A 8.000%, 7/1/35	$160	$124
5.000%, 7/1/41	5	3
Puerto Rico Sales Tax Financing Corp. Series A 5.000%, 8/1/46	10	7
0.000%, 8/1/54	330	23

		157

Texas—0.2%
Texas Public Finance Authority 8.250%, 7/1/24	100	100

TOTAL MUNICIPAL BONDS (Identified Cost $377)		354

MORTGAGED-BACKED SECURITIES—0.0%
Non-Agency—0.0%
Wachovia Bank Commercial Mortgage Trust 07-C30, AJ 5.413%, 12/15/43(2)	10	10

TOTAL MORTGAGED-BACKED SECURITIES
(Identified Cost $10)		10

ASSET-BACKED SECURITIES—1.0%
Cutwater Ltd. CLO 14-1A, C 144A 3.980%, 7/15/26(2)(4)	100	96
Gallatin CLO VII Ltd. 14-1A, D 144A 4.013%, 7/15/23(2)(4)	40	39
Gallatin CLO VII Ltd. 14-1A, E 144A 5.923%, 7/15/23(2)(4)	35	33
THL Credit Wind River CLO Ltd. 14-3A, D 144A 4.326%, 1/22/27(2)(4)	250	247

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $410)		415

CORPORATE BONDS—39.6%
Consumer Discretionary—5.1%
American Achievement Corp. 144A 10.875%, 4/15/16(4)	35	35

	PAR VALUE	VALUE
Consumer Discretionary—continued
APX Group, Inc. 6.375%, 12/1/19	$10	$10
8.750%, 12/1/20	180	167
Bon-Ton Department Stores, Inc. (The) 8.000%, 6/15/21	60	50
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(5)	210	162
9.000%, 2/15/20(5)	110	85
Chester Downs & Marina LLC / Chester Downs Finance Corp. 144A 9.250%, 2/1/20(4)	135	105
Claire’s Stores, Inc. 8.875%, 3/15/19	65	33
Claire’s Stores, Inc. 144A 7.750%, 6/1/20(4)	25	10
Edcon Pty Ltd. RegS 9.500%, 3/1/18(3)	180	144
Guitar Center, Inc. 144A 9.625%, 4/15/20(4)	160	126
iHeartCommuni cations, Inc. 10.000%, 1/15/18	15	13
iHeartCommuni cations, Inc. PIK 14.000%, 2/1/21(6)	46	37
JC Penney Corp., Inc. 5.650%, 6/1/20	180	160
Liberty Interactive LLC 8.250%, 2/1/30	90	100
Mohegan Tribal Gaming Authority 9.750%, 9/1/21	165	177
Nine West Holdings, Inc. 144A 8.250%, 3/15/19(4)	134	113
PF Chang’s China Bistro, Inc. 144A 10.250%, 6/30/20(4)	10	10
Radio One, Inc. 144A 9.250%, 2/15/20(4)	70	67
Scientific Games International, Inc. 144A 7.000%, 1/1/22(4)	40	42
10.000%, 12/1/22(4)	40	37
Shingle Springs Tribal Gaming Authority 144A 9.750%, 9/1/21(4)	115	130

See Notes to Financial Statements.

VIRTUS ALTERNATIVE INCOME SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

April 30, 2015 (UNAUDITED)

($ are reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—continued
Sirius XM Radio, Inc. 144A 5.375%, 4/15/25(4)	$100	$101
Time Warner Cable, Inc. 6.750%, 6/15/39	15	16
5.500%, 9/1/41	20	19
Toys R Us, Inc. 10.375%, 8/15/17	155	136
7.375%, 10/15/18	90	65

		2,150

Consumer Staples—1.9%
Albertsons Holdings LLC/Saturn Acquisition Merger Sub, Inc. 144A 7.750%, 10/15/22(4)	34	37
Kissner Milling Co., Ltd. 144A 7.250%, 6/1/19(4)	175	180
MHP SA RegS 8.250%, 4/2/20(3)	200	163
New Albertson’s, Inc. 7.750%, 6/15/26	155	151
7.450%, 8/1/29	15	15
8.700%, 5/1/30	5	5
8.000%, 5/1/31	5	5
Rite Aid Corp. 144A 6.125%, 4/1/23(4)	70	73
6.875%, 12/15/28(4)	50	57
SUPERVALU, Inc. 6.750%, 6/1/21	50	52
7.750%, 11/15/22	70	76

		814

Energy—10.8%
Alpha Natural Resources, Inc. 6.000%, 6/1/19	25	5
6.250%, 6/1/21	30	6
American Energy - Woodford LLC/AEW Finance Corp. 144A 9.000%, 9/15/22(4)	35	21
American Energy-Permian Basin LLC / AEPB Finance Corp. 144A 7.125%, 11/1/20(4)	50	37
7.375%, 11/1/21(4)	19	14
Basic Energy Services, Inc. 7.750%, 2/15/19	10	9

	PAR VALUE	VALUE
Energy—continued
Berau Capital Resources Pte, Ltd. RegS 12.500%, 7/8/15(3)	$100	$55
Berau Coal Energy Tbk PT RegS 7.250%, 3/13/17(3)	200	105
Bumi Capital Pte, Ltd. RegS 12.000%, 11/10/16(3)(5)	300	100
Bumi Investment Pte, Ltd. RegS 10.750%, 10/6/17(3)(5)	780	261
Citgo Holding, Inc. 144A 10.750%, 2/15/20(4)	65	69
EDC Finance, Ltd. RegS 4.875%, 4/17/20(3)	200	180
Energy Transfer Equity LP 5.875%, 1/15/24	100	105
EXCO Resources, Inc. 8.500%, 4/15/22	30	18
Forbes Energy Services Ltd. 9.000%, 6/15/19	530	387
Gazprom OAO Via Gaz Capital SA RegS 3.850%, 2/6/20(3)	200	183
Jupiter Resources, Inc. 144A 8.500%, 10/1/22(4)	65	55
Kosmos Energy, Ltd. 144A 7.875%, 8/1/21(4)	40	39
Linn Energy LLC / Linn Energy Finance Corp. 6.500%, 9/15/21	15	12
Lukoil International Finance BV RegS 7.250%, 11/5/19(3)	100	105
MEG Energy Corp. 144A 7.000%, 3/31/24(4)	15	15
Memorial Production Partners LP / Memorial Production Finance Corp. 7.625%, 5/1/21	25	25

	PAR VALUE	VALUE
Energy—continued
Memorial Production Partners LP / Memorial Production Finance Corp. 144A 6.875%, 8/1/22(4)	$35	$33
Murray Energy Corp. 144A 11.250%, 4/15/21(4)	75	77
Pacific Drilling SA 144A 5.375%, 6/1/20(4)	50	43
Pacific Drilling V, Ltd. 144A 7.250%, 12/1/17(4)	428	400
Pacific Rubiales Energy Corp. 144A 5.625%, 1/19/25(4)	100	70
Pacific Rubiales Energy Corp. RegS 5.375%, 1/26/19(3)	100	79
Parker Drilling Co. 6.750%, 7/15/22	5	4
Petrobras Global Finance BV 2.631%, 3/17/17(2)	25	24
2.415%, 1/15/19(2)	45	42
Petroleos de Venezuela SA 5.250%, 4/12/17	396	234
Petroleos de Venezuela SA RegS 9.000%, 11/17/21(3)	133	65
12.750%, 2/17/22(3)	109	64
Rockies Express Pipeline LLC 144A 6.000%, 1/15/19(4)	100	107
Sabine Pass Liquefaction LLC 5.625%, 4/15/23	300	304
Sabine Pass Liquefaction LLC 144A 5.625%, 3/1/25(4)	70	71
SandRidge Energy, Inc. 7.500%, 2/15/23	125	83
Sanjel Corp. 144A 7.500%, 6/19/19(4)	450	336
Seitel, Inc. 9.500%, 4/15/19	470	418
Venoco, Inc. 8.875%, 2/15/19	46	18
8.875%, 2/28/19(7)	260	164
YPF SA RegS

See Notes to Financial Statements.

VIRTUS ALTERNATIVE INCOME SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

April 30, 2015 (UNAUDITED)

($ are reported in thousands)

	PAR VALUE	VALUE
Energy—continued
8.750%, 4/4/24(3)	$120	$126

		4,568

Financials—2.6%
Banco do Brasil SA RegS 6.250%, 10/29/49(2)(3)	200	148
Earls Thirteen Ltd. 144A 5.440%, 4/28/18(4)(8)	148	147
Genworth Holdings, Inc. 7.200%, 2/15/21	10	10
7.625%, 9/24/21	25	27
6.500%, 6/15/34	15	14
6.150%, 11/15/66(2)	25	16
Greektown Holdings LLC/Greektown Mothership Corp. 144A 8.875%, 3/15/19(4)	494	525
Kennedy-Wilson, Inc. 5.875%, 4/1/24	50	51
Ocwen Financial Corp. 144A 6.625%, 5/15/19(4)	40	37
Ukreximbank Via Biz Finance PLC 8.750%, 1/22/18(9)	200	137

		1,112

Health Care—1.2%
Aurora Diagnostics Holdings / Aurora Diagnostics Financing, Inc. 10.750%, 1/15/18	65	59
Immucor, Inc. 11.125%, 8/15/19	40	43
Kindred Healthcare, Inc. 6.375%, 4/15/22	45	47
Kindred Healthcare, Inc. 144A 8.000%, 1/15/20(4)	60	65
8.750%, 1/15/23(4)	15	17
Lantheus Medical Imaging, Inc. 9.750%, 5/15/17	50	49
Valeant Pharmaceuticals International, Inc. 144A 5.375%, 3/15/20(4)	35	36
5.875%, 5/15/23(4)	90	92

	PAR VALUE		VALUE
Health Care—continued
6.125%, 4/15/25(4)	$80		$83

			491

Industrials—8.3%
Apex Tool Group LLC 144A 7.000%, 2/1/21(4)	5		5
Cenveo Corp. 144A 6.000%, 8/1/19(4)	25		23
8.500%, 9/15/22(4)	60		51
Gol LuxCo SA RegS 8.875%, 1/24/22(3)	200		154
Harland Clarke Holdings Corp. 144A 9.250%, 3/1/21(4)	110		108
Lansing Trade Group LLC / Lansing Finance Co., Inc. 144A 9.250%, 2/15/19(4)	583		586
Michael Baker International LLC / CDL Acquisition Co., Inc. 144A 8.250%, 10/15/18(4)	362		355
Monitronics International, Inc. 9.125%, 4/1/20	160		159
Navigator Holdings Ltd. 144A 9.000%, 12/18/17(4)	472		495
OAS Finance, Ltd. RegS 8.000%, 7/2/21(3)(5)	400		86
Red de Carreteras de Occidente SAPIB de CV RegS 9.000%, 6/10/28(3)	2,000	MXN	128
Ridgebury Crude Tankers LLC 144A 7.625%, 3/20/17(4)	421		438
ServiceMaster Co., LLC (The) 7.450%, 8/15/27	50		51
Tervita Corp. 144A 8.000%, 11/15/18(4)	442		412
Titan International, Inc. 6.875%, 10/1/20	519		472

			3,523

Information Technology—0.6%
Advanced Micro Devices, Inc. 7.000%, 7/1/24	140		110

	PAR VALUE	VALUE
Information Technology—continued
BMC Software Finance, Inc. 144A 8.125%, 7/15/21(4)	$135	$124

		234

Materials—2.6%
Aruba Investments, Inc. 144A 8.750%, 2/15/23(4)	30	30
Cimento Tupi SA 144A 9.750%, 5/11/18(4)	60	22
Cornerstone Chemical Co. 144A 9.375%, 3/15/18(4)	85	89
Ferrexpo Finance PLC RegS 7.875%, 4/7/16(3)	200	166
Gold Fields Orogen Holding BVI Ltd. RegS 4.875%, 10/7/20(3)	200	181
Hexion, Inc. 6.625%, 4/15/20	60	56
Hexion, Inc. 144A 10.000%, 4/15/20(4)	20	21
IAMGOLD Corp. 144A 6.750%, 10/1/20(4)	100	86
Magnesita Refractories Co. RegS 7.875%, 3/30/20(3)	100	97
Metinvest BV 8.750%, 2/14/18	200	123
Rain CII Carbon LLC / CII Carbon Corp. 144A 8.250%, 1/15/21(4)	135	126
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. 144A 6.375%, 5/1/22(4)	110	111

		1,108

Telecommunication Services—5.4%
Avanti Communi cations Group PLC 144A 10.000%, 10/1/19(4)	642	613
Axtel SAB de CV RegS 9.000%, 1/31/20(2)(3)	180	173
Digicel Ltd. RegS 6.000%, 4/15/21(3)	200	195
Frontier Communications Corp.

See Notes to Financial Statements.

VIRTUS ALTERNATIVE INCOME SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

April 30, 2015 (UNAUDITED)

($ are reported in thousands)

	PAR VALUE	VALUE
Telecommunication Services—continued
7.625%, 4/15/24	$50	$51
Intelsat Luxembourg SA 7.750%, 6/1/21	90	83
Mobile Telesystems OJSC via MTS International Funding, Ltd. RegS 5.000%, 5/30/23(3)(9)	200	180
Sprint Capital Corp. 6.875%, 11/15/28	70	64
8.750%, 3/15/32	60	62
Sprint Corp. 7.625%, 2/15/25	25	25
Trilogy International Partners LLC / Trilogy International Finance, Inc. 144A 10.250%, 8/15/16(4)	880	859

		2,305

Utilities—1.1%
AES El Salvador Trust II RegS 6.750%, 3/28/23(3)	200	182
Dynegy, Inc. 144A 7.375%, 11/1/22(4)	60	64
7.625%, 11/1/24(4)	35	38
GenOn Americas Generation LLC 9.125%, 5/1/31	125	120
Illinois Power Generating Co. 6.300%, 4/1/20	55	52

		456

TOTAL CORPORATE BONDS (Identified Cost $17,287)		16,761

LOAN AGREEMENTS—14.4%
Consumer Discretionary—2.6%
1011778 B.C. Unlimited Liability Co. (New Red Finance, Inc.) (aka Burger King/Tim Horton’s) Term Loan B 4.500%, 12/10/21	64	65
AMF Bowling Centers, Inc. Term Loan B 7.250%, 9/18/21	50	50

	PAR VALUE	VALUE
Consumer Discretionary—continued
iHeartCommuni cations, Inc. (fka Clear Channel Communications, Inc.) Tranche D 6.934%, 1/30/19	$190	$182
Indra Holdings Corp. First Lien 5.250%, 5/1/21	35	34
MediArena Acquisition B.V. (fka AP NMT Acquisition B.V.) First Lien Term Loan B 6.750%, 8/13/21	65	65
Mohegan Tribal Gaming Authority, Term Loan B 0.000%, 11/19/19(10)	79	79
Nine West Holdings, Inc. 6.250%, 1/8/20	70	64
PetSmart, Inc. 5.000%, 3/11/22	50	51
Red Lobster Management LLC, First Lien 6.250%, 7/28/21	75	75
Scientific Games International, Inc. Term Loan B-2 6.000%, 10/1/21	45	45
Toys ’R’ US-Delaware, Inc. Term Loan B-4 0.000%, 4/24/20(10)	120	113
Tribune Publishing Co. 5.750%, 8/4/21	102	103
Visant Corp. (fka Jostens) 7.000%, 9/23/21	50	50
Wilton Brands LLC (fka Wilton Brands, Inc.) Tranche B 7.500%, 8/30/18	100	97

		1,073

Consumer Staples—1.2%
Albertson’s LLC, Term Loan B-4-1 5.500%, 8/25/21	110	111
North Atlantic Trading Co., Inc. First Lien 7.750%, 1/13/20	292	290

	PAR VALUE	VALUE
Consumer Staples—continued
Roundy’s Supermarkets, Inc. Tranche B 0.000%, 3/3/21(10)	$55	$54
Vogue International LLC Tranche B 5.750%, 2/14/20	50	50

		505

Energy—1.2%
KCA Deutag US Finance LLC (KCA Deutag GMBH) 6.250%, 5/15/20	35	32
Longview Power, LLC Term Loan B 0.000%, 4/13/21(10)	105	106
Murray Energy Corp. Term Loan B-2 0.000%, 4/16/20(10)	100	99
OSG Bulk Ships, Inc. 5.250%, 8/5/19	24	24
OSG International, Inc. (OIN Delaware LLC) 5.750%, 8/5/19	184	186
Preferred Proppants LLC 6.750%, 7/27/20	80	66

		513

Financials—1.0%
Omnitracs, LLC (Coronado Holdings, LLC) Second Lien 8.750%, 5/25/21	442	436

Health Care—0.9%
American Pacific Corp. 7.000%, 2/27/19	233	236
Millennium Health, LLC (fka Millennium Laboratories, LLC) Tranche B 5.250%, 4/16/21	55	45
Onex Carestream Finance LP, Second Lien 9.500%, 12/7/19	105	106

		387

Industrials—0.3%
Koosharem, LLC 7.500%, 5/15/20	69	69
NN, Inc. 6.000%, 8/27/21	34	35

See Notes to Financial Statements.

VIRTUS ALTERNATIVE INCOME SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

April 30, 2015 (UNAUDITED)

($ are reported in thousands)

	PAR VALUE	VALUE
Industrials—continued
Photonis Technologies SAS, First Lien 8.500%, 9/18/19	$35	$33

		137

Information Technology—5.7%
BMC Software Finance, Inc. 5.000%, 9/10/20	48	47
Dell International LLC, Term Loan B 4.500%, 4/29/20	99	100
Greenway Health, LLC (fka Vitera Healthcare Solutions, LLC), First Lien 6.000%, 11/4/20	876	879
GTCR Valor Companies, Inc. First Lien 6.000%, 5/30/21	55	55
Lanyon Solutions, Inc. (Lanyon, Inc.) Second Lien 9.500%, 11/15/21	440	426
TelX Group, Inc., (The), Second Lien 7.500%, 4/9/21	885	898

		2,405

Materials—0.5%
Albaugh, LLC 6.000%, 5/31/21	72	73
AZ Chem US Inc. First Lien 4.500%, 6/11/21	92	92
Styrolution U.S. Holdings LLC Term Loan B 6.500%, 11/7/19	50	51

		216

Utilities—1.0%
Energy Future Intermediate Holding Company LLC (EFIH Finance, Inc.) 4.250%, 6/19/16(5)	100	101
Panda Temple Power, LLC 7.250%, 3/6/22	55	54

	PAR VALUE		VALUE
Utilities—continued
Texas Competitive Electric Holdings Co., LLC (TXU) 4.668%, 8/21/15(5)	$385		$236
0.000%, 10/10/17(5)(10)	75		47

			438

TOTAL LOAN AGREEMENTS (Identified Cost $6,283)			6,110

CONVERTIBLE BONDS—0.5%
Consumer Discretionary—0.1%
Liberty Interactive LLC 3.750%, 2/15/30	81		51

Energy—0.0%
Alpha Natural Resources, Inc. 3.750%, 12/15/17	40		14

Financials—0.4%
Bank of New York Mellon Luxembourg SA/The 0.000%, 12/15/50	200	EUR	150

TOTAL CONVERTIBLE BONDS (Identified Cost $263)			215

	SHARES
WARRANTS—0.0%
Financials—0.0%
Piraeus Bank SA(11)	51,299		6

TOTAL WARRANTS (Identified Cost $47)			6

PREFERRED STOCK—0.4%
Financials—0.4%
Ally Financial, Inc. Series G 144A 7.000%(4)	50	(12)	51
Capital One Financial Corp. Series B 6.000%	1,791		45
JPMorgan Chase & Co. Series P 5.450%	1,074		27
Regions Financial Corp. Series A 6.375%	1,163		29

			152

TOTAL PREFERRED STOCK (Identified Cost $145)			152

	SHARES	VALUE
COMMON STOCKS—11.1%
Consumer Discretionary—1.1%
Cia Hering	1,900	$11
Direcional Engenharia SA	7,500	16
Eutelsat Communications SA	1,052	37
Grendene SA	5,500	32
MGM China Holdings Ltd.	13,600	26
NagaCorp., Ltd.	48,000	35
RTL Group SA	661	62
Sands China Ltd.	21,200	86
Societe Television Francaise 1	5,604	98
Tofas Turk Otomobil Fabrikasi AS	3,322	20
Wynn Macau Ltd.	30,400	62

		485

Consumer Staples—0.4%
Ambev SA	5,100	32
Asaleo Care, Ltd.	27,223	39
Japan Tobacco, Inc.	1,600	56
Natura Cosmeticos SA	3,400	32

		159

Energy—1.9%
China Shenhua Energy Co. Ltd.	13,500	35
ConocoPhillips	1,702	116
Eni SpA	3,070	59
EnLink Midstream LLC	51	2
Exterran Holdings, Inc.	37	1
Gaslog Ltd.	1,461	33
Gaztransport Et Technigaz SA	506	30
Kinder Morgan, Inc.	1,000	43
ONEOK, Inc.	664	32
Phillips 66	182	14
SemGroup Corp. Class A	972	82
Targa Resources Corp.	642	67
Total SA	1,834	100
TransCanada Corp.	62	3
Williams Cos, Inc. (The)	3,429	176

		793

Exchange Traded Funds—0.1%
iShares MSCI Mexico Capped ETF	990	58

Financials—2.8%
Agricultural Bank of China Ltd.	187,000	105

See Notes to Financial Statements.

VIRTUS ALTERNATIVE INCOME SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

April 30, 2015 (UNAUDITED)

($ are reported in thousands)

	SHARES	VALUE
Financials—continued
Alaris Royalty Corp.	1,573	$45
Allianz SE	210	36
Alpha Bank AE(11)	47,450	16
Artisan Partners Asset Management, Inc. Class A	1,377	62
AXA SA	5,461	139
Banco do Brasil SA	7,800	68
BOC Hong Kong Holdings, Ltd.	11,000	43
Cembra Money Bank AG	840	56
China Construction Bank Corp.	95,000	92
Industrial & Commercial Bank of China Ltd.	38,000	33
Mediolanum SpA	7,202	61
National Bank of Greece SA(11)	35,317	49
PacWest Bancorp	1,554	70
People’s United Financial, Inc.	2,534	38
St James’s Place PLC	3,117	43
Swedbank AB, Class A	3,712	87
UBM PLC	4,336	38
UNIQA Insurance Group AG	4,443	44
United Bankshares, Inc.	1,557	58

		1,183

Health Care—0.3%
Pfizer, Inc.	1,955	66
Teva Pharmaceutical Industries Ltd. ADR	959	58

		124

Industrials—0.9%
bpost SA	2,332	67
Macquarie Infrastructure Co. LLC	1,397	116
Rexel SA	3,903	74
TAL International Group, Inc.	988	38
Transurban Group	6,855	53
Yumeshin Holdings Co., Ltd.	2,900	20

		368

Information Technology—1.7%
Canon, Inc.	1,300	46
Chicony Electronics Co., Ltd.	8,000	23
Cisco Systems, Inc.	5,337	154

	SHARES	VALUE
Information Technology—continued
Intel Corp.	1,406	$46
International Business Machines Corp.	280	48
Maxim Integrated Products, Inc.	3,187	105
Microsoft Corp.	770	37
Radiant Opto-Electronics Corp.	18,000	59
Siliconware Precision Industries Co. ADR	10,392	84
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,452	109

		711

Materials—0.3%
International Paper Co.	1,232	66
Tronox Ltd.	2,706	57

		123

Telecommunication Services—1.0%
Bezeq The Israeli Telecommunication Corp. Ltd.	59,722	113
CenturyLink, Inc.	1,624	59
Mobile Telesystems OJSC ADR	5,031	61
Vodacom Group Ltd.	6,434	80
Vodafone Group PLC	27,215	96

		409

Utilities—0.6%
DUET Group	24,480	49
Huaneng Power International, Inc.	24,000	34
Infinis Energy PLC	21,576	63
Pattern Energy Group, Inc.	2,554	74
Snam SpA	7,450	39

		259

TOTAL COMMON STOCKS
(Identified Cost $4,879)		4,672

MASTER LIMITED PARTNERSHIPS—10.3%
Chemicals-Specialty—0.1%
Westlake Chemical Partners LP	2,054	59

Coal & Consumable Fuels—0.0%
Enviva Partners LP	219	5

	SHARES	VALUE
Energy—0.3%
Columbia Pipeline Partners LP	1,304	$35
Tallgrass Energy Partners LP	911	45
VTTI Energy Partners LP	1,172	28

		108

Gas-Distribution—0.1%
AmeriGas Partners LP	523	25

Gas-Transportation—0.1%
PBF Logistics LP	792	19

Oil & Gas Equipment & Services—0.0%
USA Compression Partners LP	22	1

Oil Components-Exploration and Production— 0.4%
Antero Midstream Partners LP	2,102	53
EV Energy Partners LP	380	7
Summit Midstream Partners LP	2,748	97

		157

Oil-Field Services—0.5%
CrossAmerica Partners LP(13)	2,237	70
Exterran Partners LP	3,680	99
Rice Midstream Partners LP	3,382	51

		220

Pipelines—8.7%
Boardwalk Pipeline Partners LP	1,611	28
Buckeye Partners LP	3,294	269
Cheniere Energy Partners LP	11	—	(14)
Cone Midstream Partners LP	466	8
Crestwood Midstream Partners LP	165	3
DCP Midstream Partners LP	37	1
Dominion Midstream Partners LP(11)	740	30
Energy Transfer Equity LP	6,826	455
Energy Transfer Partners LP	7,072	409

See Notes to Financial Statements.

VIRTUS ALTERNATIVE INCOME SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

April 30, 2015 (UNAUDITED)

($ are reported in thousands)

	SHARES	VALUE
Pipelines—continued
Enterprise Products Partners LP(13)	19,473	$667
EQT Midstream Partners LP	962	85
Magellan Midstream Partners LP(13)	3,795	317
MarkWest Energy Partners LP	1,706	115
MPLX LP	1,906	148
NuStar Energy LP	1,425	96
Plains All American Pipeline LP	6,170	309
Plains GP Holdings LP Class A	5,315	156
QEP Midstream Partners LP	3,412	58
Rose Rock Midstream LP	1,193	62
Shell Midstream Partners LP	5,039	203
Spectra Energy Partners LP	23	1
Sunoco Logistics Partners LP	1,396	62
Targa Resources Partners LP	78	4
Tesoro Logistics LP	1,807	101
Williams Partners LP	2,067	102

		3,689

Transportation-Marine—0.1%
Teekay LNG Partners Ltd.	1,334	53

TOTAL MASTER LIMITED PARTNERSHIPS
(Identified Cost $4,045)		4,336

REAL ESTATE INVESTMENT TRUSTS—13.2%
Apartments—2.4%
AvalonBay Communities, Inc.	2,148	353
Camden Property Trust	3,399	255
Equity Residential	5,708	422

		1,030

Diversified—0.7%
Digital Realty Trust, Inc.	896	57
Fibra Uno Administracion SA de CV	10,600	26
Lexington Realty Trust	2,155	20
Vornado Realty Trust	1,894	196

		299

	SHARES	VALUE
Financials—0.1%
Spirit Realty Capital, Inc.	4,901	$55

Health Care—1.0%
HCP, Inc.	1,483	60
Healthcare Realty Trust, Inc.	1,976	51
Medical Properties Trust, Inc.	2,299	32
Senior Housing Properties Trust	2,714	55
Ventas, Inc.	3,248	224

		422

Industrial—0.3%
Prologis, Inc.	2,954	119
Terreno Realty Corp.	1,230	26

		145

Infrastructure—1.2%
American Tower Corp.	5,341	505

Lodging/Resort—0.8%
LaSalle Hotel Properties	4,265	156
RLJ Lodging Trust	3,800	113
Sunstone Hotel Investors, Inc.	4,753	74

		343

Mixed—0.2%
Duke Realty Corp.	4,686	93

Mortgage—0.3%
Blackstone Mortgage Trust, Inc. Class A	3,831	118

Office—0.9%
Alexandria Real Estate Equities, Inc.	15	1
BioMed Realty Trust, Inc.	4,565	95
Boston Properties, Inc.	1,724	228
Corporate Office Properties Trust	1,547	41

		365

Office Property—0.7%
Douglas Emmett, Inc.	895	25
Hudson Pacific Properties, Inc.	1,805	54
New York REIT, Inc.	5,185	51
Paramount Group, Inc.	3,635	67

	SHARES	VALUE
Office Property—continued
SL Green Realty Corp.	724	$89

		286

Regional Malls—2.4%
CBL & Associates Properties, Inc.	6,462	116
General Growth Properties, Inc.	3,347	92
Simon Property Group, Inc.	3,643	661
Taubman Centers, Inc.	1,767	127

		996

Self Storage—0.7%
Public Storage	1,536	289

Shopping Centers—0.8%
Brixmor Property Group, Inc.	2,704	63
Federal Realty Investment Trust	1,303	174
Ramco-Gershenson Properties Trust	2,427	43
Retail Properties of America, Inc. Class A	4,285	65

		345

Specialized—0.2%
Health Care REIT, Inc.	932	67

Timber—0.5%
Weyerhaeuser Co.	6,094	192

Warehouse/Industrial—0.0%
EastGroup Properties, Inc.	329	19

TOTAL REAL ESTATE INVESTMENT TRUSTS
(Identified Cost $5,308)		5,569

CONTRACTS

PURCHASED OPTIONS—0.0%

Put Options—0.0%
Markit CDX North America High Yield Index Expiring 06/20/15 Strike price $103	200	3

TOTAL PURCHASED OPTIONS
(Identified Cost $15)		3

TOTAL LONG TERM INVESTMENTS—94.0%
(Identified Cost $40,282)		39,752

See Notes to Financial Statements.

VIRTUS ALTERNATIVE INCOME SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

April 30, 2015 (UNAUDITED)

($ are reported in thousands)

SHARES		VALUE
SHORT-TERM INVESTMENTS—5.6%
Money Market Mutual Funds—5.6%
BlackRock Liquidity Funds TempFund Portfolio - Institutional Shares (Seven-day effective yield 0.080%)	2,364,323	2,364

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $2,364)		2,364

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 99.6%
(Identified Cost $42,646)		42,116	(1)

SECURITIES SOLD SHORT—(2.4)%
Exchange Traded Funds—(2.4)%
Energy Select Sector SPDR Fund	(712)	(59)
JPMorgan Alerian MLP Index ETN	(17,573)	(798)
SPDR S&P 500 ETF Trust	(440)	(91)
SPDR S&P Oil & Gas Exploration & Production ETF	(978)	(54)

		(1,002)

TOTAL SECURITIES SOLD SHORT
(Proceeds $1,042)		(1,002	)(1)

TOTAL INVESTMENTS NET OF SECURITIES SOLD SHORT — 97.2%
(Identified Cost $41,604)		41,114

Other assets and liabilities, net — 2.8%		1,180

NET ASSETS — 100.0%		$42,294

Footnote Legend:

(1)     Federal Income Tax Information: For tax information at April 30, 2015, see Note 11 Federal Income Tax Information in the Notes to Financial Statements.

(2)     Variable or step coupon security; interest rate shown reflects the rate in effect at April 30, 2015.

(3)     Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

(4)     Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2015, these securities amounted to a value of $8,851 or 20.9% of net assets.

(5)     Security in default, interest payments are being received during the bankruptcy proceedings.

(6)     99% of the income received was in cash and 1% in PIK.

(7)     Security valued at fair value as determined in good faith by or under the direction of the Trustees.

(8)     Illiquid security.

(9)     This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(10)     This loan will settle after April 30, 2015, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be known.

(11)     Non-income producing.

(12)     Amount shown is par value.

(13)	All or a portion segregated as collateral for securities sold short.
(14)	Amount is less than $500.

Abbreviations:
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
ETF	Exchange Traded Fund
ETN	Exchange Traded Note
GDR	Global Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
MLP	Master Limited Partnership
PIK	Payment in Kind
PLC	Public Limited Company
REIT	Real Estate Investment Trusts
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipt

Foreign Currencies:
BRL	Brazilian Real
EUR	European Currency Unit
INR	Indian Rupee
MXN	Mexican Peso
USD	United States Dollar

Country Weightings (Unaudited)†
United States	69%
Canada	4
Luxembourg	3
United Kingdom	3
Marshall Islands	2
Other	19
Total	100%
† % of total investments, net of securities sold short, as of April 30, 2015

See Notes to Financial Statements.

VIRTUS ALTERNATIVE INCOME SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

April 30, 2015 (UNAUDITED)

($ are reported in thousands)

Futures contracts as of April 30, 2015 were as follows:

Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Unrealized Appreciation (Depreciation)

U.S. 5 Year Treasury Note (CBT)	June 2015	(14)	$(1,682)	$ (16)
Total				$ (16)

Forward foreign currency exchange contracts as of April 30, 2015 were as follows:

Currency Purchased	Value	Currency Sold	Value	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	37	USD	40	The Bank of New York	6/15/15	$1
EUR	18	USD	20	The Bank of New York	6/15/15	1
EUR	10	USD	11	The Bank of New York	6/15/15	—	(a)
INR	16,342	USD	250	JPMorgan Chase Bank N.A.	12/11/15	(4)
USD	99	EUR	93	The Bank of New York	6/15/15	(6)
USD	375	EUR	330	JPMorgan Chase Bank N.A.	7/23/15	4
USD	97	EUR	83	JPMorgan Chase Bank N.A.	7/23/15	3
USD	40	EUR	35	JPMorgan Chase Bank N.A.	7/23/15	1
USD	34	EUR	29	JPMorgan Chase Bank N.A.	7/23/15	1
USD	285	EUR	265	JPMorgan Chase Bank N.A.	10/02/15	(12)
USD	145	EUR	136	JPMorgan Chase Bank N.A.	9/16/16	(9)
Total						$(20)

Footnote Legend:

(a)	Amount is less than $500.

See Notes to Financial Statements.

VIRTUS ALTERNATIVE INCOME SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Concluded)

April 30, 2015 (UNAUDITED)

($ are reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of April 30, 2015 (See Security Valuation Note 2B in the Notes to Financial Statements):

	Total Value at April 30, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Foreign Government Securities	$1,149	$—	$931	$218
Municipal Bonds	354	—	354	—
Mortgaged-Backed Securities	10	—	10	—
Asset-Backed Securities	415	—	415	—
Corporate Bonds	16,761	—	16,614	147
Loan Agreements	6,110	—	6,110	—
Convertible Bonds	215	—	215	—
Equity Securities:
Warrants	6	6	—	—
Preferred Stock	152	101	51	—
Common Stocks	4,672	3,775	897	—
Master Limited Partnerships	4,336	4,336	—	—
Real Estate Investment Trusts	5,569	5,569	—	—
Short-Term Investments	2,364	2,364	—	—
Purchased Options	3	3	—	—
Forward foreign Currency Exchange Contracts	11	—	11	—

Total Assets	42,127	16,154	25,608	365

Liabilities:
Securities Sold Short	(1,002)	(1,002)	—	—
Futures Contracts	(16)	(16)	—	—
Forward foreign Currency Exchange Contracts	(31)	—	(31)	—

Total Liabilities	$(1,049)	$(1,018)	$(31)	$—

Securities held by the Fund with an end of period value of $681,779 were transferred from Level 1 into Level 2 based on our valuation procedures for non-US securities. (See Note 2B in the Notes to Financial Statements for more information).

The following is a reconciliation of assets of the Fund for Level 3 investments which significant unobservable inputs were used to determine fair value:

	Total	Foreign Government Securities	Corporate Bonds
Investments in Securities
Balance as of October 31, 2014	$386	$237	$149
Accrued discount/(premium)	—(a)	—(a)	—(a)
Realized gain (loss)	—(a)	—	—(a)
Change in unrealized appreciation (depreciation)(b)	(20)	(19)	(1)
Purchases	—	—	—
Sales	—	—	—
Transfers into Level 3(c)	—	—	—
Transfers from Level 3(c)	—	—	—
Paydowns	(1)	—	(1)

Balance as of April 30, 2015	$365	$218(d)	$147(d)

Footnote Legend:

(a)	Amount is less than $500.
(b)	Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations. The change in unrealized appreciation (depreciation) on investments still held as of April 30, 2015 was $(20).
(c)	“Transfers into and/or from” represent the ending value as of April 30, 2015, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(d)	The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

None of the securities in this table are internally fair valued.

See Notes to Financial Statements.

VIRTUS ALTERNATIVE INFLATION SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT

APRIL 30, 2015 (UNAUDITED)

($ reported in thousands)

	PAR VALUE	VALUE
U.S. GOVERNMENT SECURITIES—19.9%
Agency—4.2%
FFCB 0.300%, 11/7/16(2)	$600	$601
FHLB 0.310%, 11/7/16(2)	500	500
FHLMC 0.270%, 12/9/15	200	200
0.580%, 8/26/16	100	100

		1,401

Non-Agency—15.7%
United States Treasury Inflation Indexed Bonds 0.250%, 1/15/25	3,963	4,015
1.375%, 2/15/44	1,007	1,172

		5,187

TOTAL U.S. GOVERNMENT SECURITIES
(Identified Cost $6,383)		6,588

MUNICIPAL BONDS—0.8%
New Jersey—0.2%
Tobacco Settlement Financing Corp. Series 1-A 4.750%, 6/1/34	70	54
5.000%, 6/1/41	10	8

		62

Puerto Rico—0.3%
Commonwealth of Puerto Rico, Series A 8.000%, 7/1/35	100	78
5.000%, 7/1/41	5	3
Puerto Rico Sales Tax Financing Corp. Series A 5.000%, 8/1/46	5	3
0.000%, 8/1/54	210	15

		99

Texas—0.3%
Texas Public Finance Authority 8.250%, 7/1/24	100	100

TOTAL MUNICIPAL BONDS (Identified Cost $276)		261

ASSET-BACKED SECURITIES—0.4%
Cutwater Ltd. CLO 14-1A, C 144A 3.980%, 7/15/26(2)(3)	100	96

	PAR VALUE	VALUE
Gallatin CLO VII Ltd. 14-1A, D 144A 4.013%, 7/15/23(2)(3)	$25	$24
Gallatin CLO VII Ltd. 14-1A, E 144A 5.923%, 7/15/23(2)(3)	25	24

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $143)		144

CORPORATE BONDS—13.4%
Consumer Discretionary—3.7%
American Achievement Corp. 144A 10.875%, 4/15/16(3)	20	20
APX Group, Inc. 6.375%, 12/1/19	15	15
8.750%, 12/1/20	105	97
Bon-Ton Department Stores, Inc. (The) 8.000%, 6/15/21	35	29
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(4)	140	108
9.000%, 2/15/20(4)	70	54
Chester Downs & Marina LLC / Chester Downs Finance Corp. 144A 9.250%, 2/1/20(3)	65	50
Claire’s Stores, Inc. 8.875%, 3/15/19	17	9
Claire’s Stores, Inc. 144A 7.750%, 6/1/20(3)	15	6
Guitar Center, Inc. 144A 9.625%, 4/15/20(3)	105	83
iHeartCommunications, Inc. 10.000%, 1/15/18	20	18
iHeartCommunications, Inc. PIK Interest Capitalization 14.000%, 2/1/21(5)	20	17
JC Penney Corp., Inc. 5.650%, 6/1/20	115	102
Liberty Interactive LLC 8.250%, 2/1/30	55	61
Mohegan Tribal Gaming Authority 9.750%, 9/1/21	110	118

	PAR VALUE	VALUE
Consumer Discretionary—continued
Nine West Holdings, Inc. 144A 8.250%, 3/15/19(3)	$90	$76
PF Chang’s China Bistro, Inc. 144A 10.250%, 6/30/20(3)	5	5
Scientific Games International, Inc. 144A 7.000%, 1/1/22(3)	25	26
10.000%, 12/1/22(3)	30	28
Shingle Springs Tribal Gaming Authority 144A 9.750%, 9/1/21(3)	75	85
Sirius XM Radio, Inc. 144A 5.375%, 4/15/25(3)	65	66
Time Warner Cable, Inc. 6.750%, 6/15/39	10	11
5.500%, 9/1/41	10	9
Toys R Us, Inc. 10.375%, 8/15/17	100	88
7.375%, 10/15/18	60	43

		1,224

Consumer Staples—0.9%
Albertsons Holdings LLC/Saturn Acquisition Merger Sub, Inc. 144A 7.750%, 10/15/22(3)	17	19
New Albertson’s, Inc. 7.750%, 6/15/26	100	97
7.450%, 8/1/29	5	5
8.700%, 5/1/30	5	5
8.000%, 5/1/31	5	5
Rite Aid Corp. 144A 6.125%, 4/1/23(3)	65	68
6.875%, 12/15/28(3)	15	17
SUPERVALU, Inc. 6.750%, 6/1/21	30	31
7.750%, 11/15/22	50	54

		301

Energy—2.1%
Alpha Natural Resources, Inc. 6.000%, 6/1/19	15	3
6.250%, 6/1/21	15	3
American Energy - Woodford LLC/AEW Finance Corp. 144A 9.000%, 9/15/22(3)	20	12

See Notes to Financial Statements.

VIRTUS ALTERNATIVE INFLATION SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

APRIL 30, 2015 (UNAUDITED)

($ reported in thousands)

	PAR VALUE	VALUE
Energy—continued
American Energy-Permian Basin LLC / AEPB Finance Corp. 144A 7.125%, 11/1/20(3)	$35	$26
7.375%, 11/1/21(3)	5	4
Basic Energy Services, Inc. 7.750%, 2/15/19	5	4
Citgo Holding, Inc. 144A 10.750%, 2/15/20(3)	40	42
Energy Transfer Equity LP 5.875%, 1/15/24	60	63
EXCO Resources, Inc. 8.500%, 4/15/22	15	9
Kosmos Energy, Ltd. 144A 7.875%, 8/1/21(3)	25	24
Linn Energy LLC / Linn Energy Finance Corp. 6.500%, 9/15/21	10	8
MEG Energy Corp. 144A 7.000%, 3/31/24(3)	10	10
Memorial Production Partners LP / Memorial Production Finance Corp. 7.625%, 5/1/21	15	15
Memorial Production Partners LP / Memorial Production Finance Corp. 144A 6.875%, 8/1/22(3)	20	19
Murray Energy Corp. 144A 11.250%, 4/15/21(3)	50	51
Pacific Drilling SA 144A 5.375%, 6/1/20(3)	50	43
Rockies Express Pipeline LLC 144A 6.000%, 1/15/19(3)	65	69
Sabine Pass Liquefaction LLC 5.625%, 4/15/23	190	193
Sabine Pass Liquefaction LLC 144A 5.625%, 3/1/25(3)	50	51

	PAR VALUE	VALUE
Energy—continued
SandRidge Energy, Inc. 7.500%, 2/15/23	$80	$53

		702

Financials—2.1%
Armor Re Ltd. 144A 3.995%, 12/15/16(2)(3)	200	198
Earls Thirteen Ltd. 144A 5.440%, 4/28/18(3)(6)	148	147
Genworth Holdings, Inc. 7.200%, 2/15/21	5	5
7.625%, 9/24/21	25	27
6.500%, 6/15/34	15	14
6.150%, 11/15/66(2)	20	13
Golden State RE II, Ltd. 144A 2.195%, 7/8/19(2)(3)	250	250
Kennedy-Wilson, Inc. 5.875%, 4/1/24	35	36
Ocwen Financial Corp. 144A 6.625%, 5/15/19(3)	20	19

		709

Health Care—1.0%
Aurora Diagnostics Holdings / Aurora Diagnostics Financing, Inc. 10.750%, 1/15/18	45	41
Immucor, Inc. 11.125%, 8/15/19	25	27
Kindred Healthcare, Inc. 6.375%, 4/15/22	30	31
Kindred Healthcare, Inc. 144A 8.000%, 1/15/20(3)	35	38
8.750%, 1/15/23(3)	10	11
Lantheus Medical Imaging, Inc. 9.750%, 5/15/17	35	34
Valeant Pharmaceuticals International, Inc. 144A 5.375%, 3/15/20(3)	20	21
5.875%, 5/15/23(3)	60	62
6.125%, 4/15/25(3)	55	57

		322

	PAR VALUE	VALUE
Industrials—0.9%
Apex Tool Group LLC 144A 7.000%, 2/1/21(3)	$10	$10
Cenveo Corp. 144A 6.000%, 8/1/19(3)	15	14
8.500%, 9/15/22(3)	40	34
Harland Clarke Holdings Corp. 144A 9.250%, 3/1/21(3)	70	68
Monitronics International, Inc. 9.125%, 4/1/20	105	104
ServiceMaster Co., LLC (The) 7.450%, 8/15/27	50	51

		281

Information Technology—0.5%
Advanced Micro Devices, Inc. 7.000%, 7/1/24	90	70
BMC Software Finance, Inc. 144A 8.125%, 7/15/21(3)	90	83

		153

Materials—1.0%
Aruba Investments, Inc. 144A 8.750%, 2/15/23(3)	20	20
Cornerstone Chemical Co. 144A 9.375%, 3/15/18(3)	55	57
Hexion, Inc. 6.625%, 4/15/20	35	33
Hexion, Inc. 144A 10.000%, 4/15/20(3)	15	16
IAMGOLD Corp. 144A 6.750%, 10/1/20(3)	65	56
Rain CII Carbon LLC / CII Carbon Corp. 144A 8.250%, 1/15/21(3)	85	79
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. 144A 6.375%, 5/1/22(3)	70	70

		331

See Notes to Financial Statements.

VIRTUS ALTERNATIVE INFLATION SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

APRIL 30, 2015 (UNAUDITED)

($ reported in thousands)

	PAR
	VALUE	VALUE
Telecommunication Services—0.6%
Frontier Communications Corp. 7.625%, 4/15/24	$30	$31
Intelsat Luxembourg SA 7.750%, 6/1/21	50	46
Sprint Capital Corp. 8.750%, 3/15/32	40	41
Sprint Corp. 7.125%, 6/15/24	45	44
7.625%, 2/15/25	45	44

		206

Utilities—0.6%
Dynegy, Inc. 144A 7.375%, 11/1/22(3)	40	43
7.625%, 11/1/24(3)	25	27
GenOn Americas Generation LLC 9.125%, 5/1/31	100	96
Illinois Power Generating Co. 6.300%, 4/1/20	35	33

		199

TOTAL CORPORATE BONDS (Identified Cost $4,492)		4,428

COMMODITY LINKED NOTES—2.2%
Financials—2.2%
Canadian Imperial Bank of Commerce 0.078%, 2/8/16(2)	440	321
Royal Bank of Canada 144A 0.090%, 3/8/16(2)(3)	380	412

		733

TOTAL COMMODITY LINKED NOTES
(Identified Cost $820)		733

CONVERTIBLE BONDS—0.1%
Consumer Discretionary—0.1%
Liberty Interactive LLC 3.750%, 2/15/30	57	36

Energy—0.0%
Alpha Natural Resources, Inc. 3.750%, 12/15/17	25	9

TOTAL CONVERTIBLE BONDS (Identified Cost $60)		45

	PAR
	VALUE	VALUE
LOAN AGREEMENTS—5.6%
Consumer Discretionary—2.0%
AMF Bowling Centers, Inc. Term Loan B 7.250%, 9/18/21	$30	$30
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.) Tranche D 6.934%, 1/30/19	120	115
Indra Holdings Corp. First Lien 5.250%, 5/1/21	20	19
MediArena Acquisition B.V. (fka AP NMT Acquisition B.V.) First Lien Term Loan B 6.750%, 8/13/21	40	40
Mohegan Tribal Gaming Authority, Term Loan B 5.500%, 11/19/19	45	45
Nine West Holdings, Inc. 6.250%, 1/8/20	50	46
PetSmart, Inc. 5.000%, 3/11/22	30	31
Red Lobster Management LLC, First Lien 6.250%, 7/28/21	50	50
Scientific Games International, Inc. Term Loan B-2 6.000%, 10/1/21	35	35
Tenet Healthcare Corp. 0.000%, 3/22/16(7)	45	—	(8)
Toys ’R’ US-Delaware, Inc. Term Loan B-4 9.750%, 4/24/20	75	71
Tribune Publishing Co. 5.750%, 8/4/21	68	68
Visant Corp. (fka Jostens) 7.000%, 9/23/21	35	35
Wilton Brands LLC (fka Wilton Brands, Inc.) Tranche B 7.833%, 8/30/18	64	62

		647

	PAR
	VALUE	VALUE
Consumer Staples—0.3%
Albertson’s LLC, Term Loan B-4 5.500%, 8/25/21	$70	$71
Vogue International LLC Tranche B 5.750%, 2/14/20	35	35

		106

Energy—1.1%
KCA Deutag US Finance LLC (KCA Deutag GMBH) 6.250%, 5/15/20	20	18
Longview Power, LLC Term Loan B 0.000%, 4/13/21(7)	65	66
Murray Energy Corp. Term Loan B-2 0.000%, 4/16/20(7)	100	99
OSG Bulk Ships, Inc. 5.250%, 8/5/19	15	15
OSG International, Inc. (OIN Delaware LLC) 5.750%, 8/5/19	115	115
Preferred Proppants LLC 6.750%, 7/27/20	55	45

		358

Health Care—0.5%
CCS Intermediate Holdings, LLC, First Lien 5.000%, 7/23/21	65	65
Millennium Health, LLC (fka Millennium Laboratories, LLC) Tranche B 5.250%, 4/16/21	35	29
Onex Carestream Finance LP, Second Lien 9.500%, 12/7/19	70	70

		164

Industrials—0.3%
Koosharem, LLC 7.500%, 5/15/20	50	49
NN, Inc. 6.000%, 8/27/21	24	25
Photonis Technologies SAS, First Lien 8.500%, 9/18/19	25	24

		98

See Notes to Financial Statements.

VIRTUS ALTERNATIVE INFLATION SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

APRIL 30, 2015 (UNAUDITED)

($ reported in thousands)

	PAR VALUE		VALUE
Information Technology—0.2%
BMC Software Finance, Inc. 5.000%, 9/10/20	$29		$28
GTCR Valor Companies, Inc. First Lien 6.000%, 5/30/21	30		30

			58

Materials—0.4%
Albaugh, LLC 6.000%, 5/31/21	48		49
AZ Chem US Inc. First Lien 5.125%, 6/11/21	60		60
Styrolution U.S. Holdings LLC Term Loan B-1 6.500%, 11/7/19	35		35

			144

Utilities—0.8%
Energy Future Intermediate Holding Company LLC (EFIH Finance, Inc.) 4.250%, 6/19/16(4)	65		65
Panda Temple Power, LLC 7.250%, 3/6/22	35		35
Texas Competitive Electric Holdings Co., LLC (TXU) 4.668%, 8/21/15(4)	250		153
4.668%, 10/10/17(4)	45		28

			281

TOTAL LOAN AGREEMENTS (Identified Cost $1,958)			1,856

	SHARES
PREFERRED STOCK—0.1%
Financials — 0.1%
Ally Financial, Inc. Series G 144A 7.000%(3)	30	(9)	31

TOTAL PREFERRED STOCK (Identified Cost $30)			31

	SHARES	VALUE
COMMON STOCKS—17.3%
Consumer Discretionary—1.3%
Eutelsat Communications SA	7,101	$248
SES SA	5,602	196

		444

Energy—1.3%
EnLink Midstream LLC	66	2
Exterran Holdings, Inc.	48	2
Gaslog Ltd.	1,830	41
Kinder Morgan, Inc.	105	5
ONEOK, Inc.	814	39
Phillips 66	222	18
SemGroup Corp. Class A	1,148	97
Targa Resources Corp.	744	78
TransCanada Corp.	75	3
Williams Cos, Inc. (The)	2,919	149

		434

Industrials—8.1%
Abertis Infraestructuras SA	7,700	142
Aeroports de Paris	1,066	131
ASTM SpA	3,700	53
Atlantia SpA	17,100	483
CSX Corp.	7,281	263
Flughafen Wien AG	300	27
Flughafen Zuerich AG	165	129
Fraport AG Frankfurt Airport Services Worldwide	2,131	135
Macquarie Atlas Roads Group	26,600	68
Macquarie Infrastructure Co. LLC	1,622	134
Macquarie Korea Infrastructure Fund	4,500	33
Norfolk Southern Corp.	2,345	237
Societa Iniziative Autostradali e Servizi SpA	6,700	78
Transurban Group	42,312	331
Vinci SA	7,400	456

		2,700

Utilities—6.6%
Ameren Corp.	2,750	113
AusNet Services	68,700	80
DUET Group	84,737	169
Great Plains Energy, Inc.	9,000	236

	SHARES	VALUE
Utilities—continued
Hera SpA	35,263	$93
Pennon Group PLC	16,753	221
PG&E Corp.	1,700	90
SJW Corp.	500	15
Snam SpA	80,635	422
Spark Infrastructure Group	70,400	108
Terna Rete Elettrica Nazionale SpA	85,274	403
Toho Gas Co. Ltd.	14,111	85
Tokyo Gas Co. Ltd.	24,000	138

		2,173

TOTAL COMMON STOCKS (Identified Cost $5,684)		5,751

MASTER LIMITED PARTNERSHIPS—15.8%
Chemicals-Specialty—0.2%
Westlake Chemical Partners LP	2,486	72

Coal & Consumable Fuels—0.0%
Enviva Partners LP	289	6

Energy—0.4%
Columbia Pipeline Partners LP	1,512	41
Tallgrass Energy Partners LP	1,046	51
VTTI Energy Partners LP	1,438	35

		127

Gas-Distribution—0.1%
AmeriGas Partners LP	616	30

Gas-Transportation—0.1%
PBF Logistics LP	963	23

Oil & Gas Equipment & Services—0.0%
USA Compression Partners LP	30	1

Oil Components-Exploration and Production— 0.6%
Antero Midstream Partners LP	2,499	62
EV Energy Partners LP	467	8
Summit Midstream Partners LP	3,540	126

		196

Oil-Field Services—0.8%
CrossAmerica Partners LP(10)	2,662	84

See Notes to Financial Statements.

VIRTUS ALTERNATIVE INFLATION SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

APRIL 30, 2015 (UNAUDITED)

($ reported in thousands)

	SHARES	VALUE
Oil-Field Services—continued
Exterran Partners LP	4,374	$117
Rice Midstream Partners LP	4,062	61

		262

Pipelines—13.4%
Boardwalk Pipeline Partners LP	1,920	34
Buckeye Partners LP	3,936	321
Cheniere Energy Partners LP	13	—	(8)
Cone Midstream Partners LP	614	11
Crestwood Midstream Partners LP	201	3
DCP Midstream Partners LP	45	2
Dominion Midstream Partners LP(11)	863	35
Energy Transfer Equity LP	8,666	578
Energy Transfer Partners LP	8,351	482
Enterprise Products Partners LP(10)	23,888	818
EQT Midstream Partners LP	1,150	101
Magellan Midstream Partners LP	4,451	372
MarkWest Energy Partners LP	2,092	141
MPLX LP	2,309	179
NuStar Energy LP	1,653	111
Plains All American Pipeline LP	7,359	369
Plains GP Holdings LP Class A	6,385	188
QEP Midstream Partners LP	3,856	66
Rose Rock Midstream LP	1,468	76
Shell Midstream Partners LP	5,846	235
Spectra Energy Partners LP	29	2
Sunoco Logistics Partners LP	1,620	72
Targa Resources Partners LP	104	5
Tesoro Logistics LP	2,161	121
Williams Partners LP	2,728	135

		4,457

	SHARES	VALUE
Transportation-Marine—0.2%
Teekay LNG Partners Ltd.	1,665	$66

TOTAL MASTER LIMITED PARTNERSHIPS
(Identified Cost $4,882)		5,240

REAL ESTATE INVESTMENT TRUSTS—17.6%
Apartments—3.4%
AvalonBay Communities, Inc.	2,346	385
Camden Property Trust	3,715	279
Equity Residential	6,239	461

		1,125

Diversified—0.8%
Digital Realty Trust, Inc.	980	62
Vornado Realty Trust	2,070	214

		276

Financials—0.2%
Spirit Realty Capital, Inc.	5,357	61

Health Care—1.3%
HCP, Inc.	1,620	65
Healthcare Realty Trust, Inc.	2,159	55
Senior Housing Properties Trust	2,967	61
Ventas, Inc.	3,550	245

		426

Industrial—0.5%
Prologis, Inc.	3,227	130
Terreno Realty Corp.	1,343	28

		158

Infrastructure—1.7%
American Tower Corp.	5,837	552

Lodging/Resort—1.1%
LaSalle Hotel Properties	4,661	171
RLJ Lodging Trust	4,151	123
Sunstone Hotel Investors, Inc.	5,194	81

		375

Mixed—0.3%
Duke Realty Corp.	5,119	101

Office—1.2%
Alexandria Real Estate Equities, Inc.	16	1

	SHARES	VALUE
Office—continued
BioMed Realty Trust, Inc.	4,990	$104
Boston Properties, Inc.	1,884	249
Corporate Office Properties Trust	1,690	45

		399

Office Property—0.9%
Douglas Emmett, Inc.	978	28
Hudson Pacific Properties, Inc.	1,974	59
New York REIT, Inc.	5,669	56
Paramount Group, Inc.	3,970	73
SL Green Realty Corp.	791	97

		313

Regional Malls—3.2%
CBL & Associates Properties, Inc.	5,931	107
General Growth Properties, Inc.	3,658	100
Simon Property Group, Inc.	3,981	723
Taubman Centers, Inc.	1,931	139

		1,069

Self Storage—1.0%
Public Storage	1,678	315

Shopping Centers—1.1%
Brixmor Property Group, Inc.	2,954	69
Federal Realty Investment Trust	1,424	190
Ramco-Gershenson Properties Trust	2,652	47
Retail Properties of America, Inc. Class A	4,683	71

		377

Specialized—0.2%
Health Care REIT, Inc.	1,019	73

Timber—0.6%
Weyerhaeuser Co.	6,658	210

Warehouse/Industrial—0.1%
EastGroup Properties, Inc.	360	21

TOTAL REAL ESTATE INVESTMENT TRUSTS (Identified Cost $5,461)		5,851

See Notes to Financial Statements.

VIRTUS ALTERNATIVE INFLATION SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

APRIL 30, 2015 (UNAUDITED)

($ reported in thousands)

	CONTRACTS	VALUE
PURCHASED OPTIONS—0.0%
Put Options—0.0%
Markit CDX North America High Yield Index Expiring 06/20/15 Strike price $103	100	$1
TOTAL PURCHASED OPTIONS (Identified Cost $7)		1
TOTAL LONG TERM INVESTMENTS — 93.2% (Identified Cost $30,196)		30,929
	SHARES
SHORT-TERM INVESTMENTS—5.9%
Money Market Mutual Funds—5.9%
BlackRock Liquidity Funds TempFund Portfolio -Institutional Shares (Seven-day effective yield 0.080%)	1,954,788	$1,955
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,955)		1,955
TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 99.1% (Identified Cost $32,151)		$32,884	(1)
SECURITIES SOLD SHORT—(3.6)%
Exchange Traded Funds—(3.6)%
Energy Select Sector SPDR Fund	(857)	(71)

	SHARES	VALUE
Exchange Traded Funds—continued
JPMorgan Alerian MLP Index ETN	(21,038)	$(955)
SPDR S&P 500 ETF Trust	(523)	(109)
SPDR S&P Oil & Gas Exploration & Production ETF	(1,200)	(66)

		(1,201)
TOTAL SECURITIES SOLD SHORT (Proceeds $1,249)		(1,201	)(1)
		VALUE
TOTAL INVESTMENTS NET OF SECURITIES SOLD SHORT — 95.5% (Identified Cost $30,902)		$31,683
Other assets and liabilities, net — 4.5%		1,501

NET ASSETS — 100.0%		$33,184

Footnote Legend:

(1)     Federal Income Tax Information: For tax information at April 30, 2015, see Note 11 Federal Income Tax Information in the Notes to Financial Statements.

(2)     Variable or step coupon security; interest rate shown reflects the rate in effect at April 30, 2015.

(3)     Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2015, these securities amounted to a value of $2,868 or 8.6% of net assets.

(4)      Security in default, interest payments are being received during the bankruptcy proceedings.

(5)     86% of the income received was in cash and 14% in PIK.

(6)     Illiquid security.

(7)	This loan will settle after April 30, 2015, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be known.
(8)	Amount is less than $500.
(9)	Amount shown is par value.
(10)	All or a portion segregated as collateral for securities sold short.
(11)	Non-income producing.

Abbreviations:

CLO	Collateralized Loan Obligation
ETF	Exchange Traded Fund
ETN	Exchange Traded Note
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
LLC	Limited Liability Company
LP	Limited Partnership
MLP	Master Limited Partnership
PIK	Payment-in-Kind Security
PLC	Public Limited Company
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipt

Foreign Currencies:

EUR	European Currency Unit
USD	United States Dollar

Country Weightings (Unaudited)†
United States	77%
Italy	5
Canada	3
France	3
Australia	2
Bermuda	2
Other	8
Total	100%
†% of total investments, net of securities sold short, as of April 30, 2015

Futures contracts as of April 30, 2015 were as follows:

Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Unrealized Appreciation (Depreciation)
Canada FX Currency Future	June 2015	(1)	$ (83)	$ (3)
Euro FX Currency Future	June 2015	(2)	(282)	(10)
U.S. 10 Year Treasury Note	June 2015	(15)	(1,926)	(6)
U.S. 5 Year Treasury Note (CBT)	June 2015	(2)	(240)	(2)
U.S. Ultra Bond	June 2015	(23)	(3,784)	85
Total				$ 64

See Notes to Financial Statements.

VIRTUS ALTERNATIVE INFLATION SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

APRIL 30, 2015 (UNAUDITED)

($ reported in thousands)

Forward foreign currency exchange contracts as of April 30, 2015 were as follows:
Currency Purchased	Value	Currency Sold	Value	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	36	USD	39	The Bank of New York	6/15/15	$1
EUR	10	USD	11	The Bank of New York	6/15/15	—	(a)
USD	71	EUR	67	The Bank of New York	6/15/15	(4)
Total						$(3)

Footnote Legend:

(a)	Amount is less than $500.

The following table provides a summary of inputs used to value the Fund’s investments as of April 30, 2015 (See Security Valuation Note 2B in the Notes to Financial Statements):

	Total Value at April 30, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
U.S. Government Securities	$ 6,588	$ —	$ 6,588	$ —
Municipal Bonds	261	—	261	—
Asset-Backed Securities	144	—	144	—
Corporate Bonds	4,428	—	4,281	147
Commodity Linked Notes	733	—	733	—
Convertible Bonds	45	—	45	—
Loan Agreements	1,856	—	1,856	—
Equity Securities:
Preferred Stock	31	—	31	—
Common Stocks	5,751	4,771	980	—
Master Limited Partnerships	5,240	5,240	—	—
Real Estate Investment Trusts	5,851	5,851	—	—
Short-Term Investments	1,955	1,955	—	—
Purchased Options	1	1	—	—
Futures Contracts	85	85	—	—
Forward Foreign Currency Exchange Contracts	1	—	1	—

Total Assets	32,970	17,903	14,920	147

Liabilities:
Securities Sold Short	(1,201)	(1,201)	—	—
Futures Contracts	(21)	(21)	—	—
Forward Foreign Currency Exchange Contracts	(4)	—	(4)	—

Total Liabilities	$ (1,226)	$ (1,222)	$ (4)	$ —

Securities held by the Fund with an end of period value of $980,384 were transferred from Level 1 into Level 2 based on our valuation procedures for non-US securities. (See Note 2B in the Notes to Financial Statements for more information).

See Notes to Financial Statements.

VIRTUS ALTERNATIVE INFLATION SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

APRIL 30, 2015 (UNAUDITED)

($ reported in thousands)

The following is a reconciliation of assets of the Fund for Level 3 investments which significant unobservable inputs were used to determine fair value.

Corporate Bonds
Investments in Securities

Balance as of October 31, 2014	$149
Accrued discount/(premium)	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)(a)	(1)
Purchases	—
Sales	—
Transfers into Level 3(b)	—
Transfers from Level 3(b)	—
Paydowns	(1)

Balance as of April 30, 2015	$147 (c)

Footnote Legend:

(a)

Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations. The change in unrealized appreciation (depreciation) on investments still held as of April 30, 2015 was $(1).

(b)	“Transfers into and/or from” represent the ending value as of April 30, 2015, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(c)

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

None of the securities in this table are internally fair valued.

See Notes to Financial Statements.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT

APRIL 30, 2015 (UNAUDITED)

($ reported in thousands)

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES—1.4%
Argentine Republic Government International Bond 0.000%, 12/15/35	3,980	EUR	$425
Brazil Notas do Tesouro Nacional Series F 0.000%, 1/1/17	320	BRL	105
Hellenic Republic Government Bond 3.000%, 2/24/23(2)	25	EUR	16
3.000%, 2/24/24(2)	25	EUR	16
3.000%, 2/24/25(2)	25	EUR	16
3.000%, 2/24/26(2)	25	EUR	15
3.000%, 2/24/27(2)	25	EUR	15
3.000%, 2/24/28(2)	25	EUR	15
3.000%, 2/24/29(2)	25	EUR	15
3.000%, 2/24/30(2)	25	EUR	15
3.000%, 2/24/31(2)	25	EUR	15
3.000%, 2/24/32(2)	25	EUR	15
3.000%, 2/24/33(2)	25	EUR	15
3.000%, 2/24/34(2)	25	EUR	15
3.000%, 2/24/35(2)	25	EUR	15
3.000%, 2/24/36(2)	25	EUR	15
3.000%, 2/24/37(2)	25	EUR	15
3.000%, 2/24/38(2)	25	EUR	15
3.000%, 2/24/39(2)	25	EUR	15
3.000%, 2/24/40(2)	25	EUR	15
3.000%, 2/24/41(2)	25	EUR	15
3.000%, 2/24/42(2)	25	EUR	15
Instituto Costarricense de Electricidad RegS 6.375%, 5/15/43(3)	$200		172
Kenya Treasury Bonds 144A 0.000%, 4/23/18(2)(4)	250		218
TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $1,284)			1,223
MUNICIPAL BONDS—0.3%
New Jersey—0.1%
Tobacco Settlement Financing Corp. Series 1-A 4.750%, 6/1/34	80		62
5.000%, 6/1/41	25		20

			82

Puerto Rico—0.1%
Commonwealth of Puerto Rico, Series A 8.000%, 7/1/35	120		93

	PAR VALUE	VALUE
Puerto Rico—continued
5.000%, 7/1/41	$5	$3
Puerto Rico Sales Tax Financing Corp. Series A 5.000%, 8/1/46	10	7
0.000%, 8/1/54	230	16

		119

Texas—0.1%
Texas Public Finance Authority 8.250%, 7/1/24	100	100
TOTAL MUNICIPAL BONDS (Identified Cost $317)		301
ASSET-BACKED SECURITIES—0.5%
Cutwater Ltd. CLO 14-1A, C 144A 3.980%, 7/15/26(2)(4)	100	96
Gallatin CLO VII Ltd. 14-1A, D 144A 4.013%, 7/15/23(2)(4)	30	29
Gallatin CLO VII Ltd. 14-1A, E 144A 5.923%, 7/15/23(2)(4)	25	24
THL Credit Wind River CLO Ltd. 14-3A, D 144A 4.326%, 1/22/27(2)(4)	250	247
TOTAL ASSET-BACKED SECURITIES (Identified Cost $390)		396
CORPORATE BONDS—17.7%
Consumer Discretionary—2.2%
American Achievement Corp. 144A 10.875%, 4/15/16(4)	50	50
APX Group, Inc. 6.375%, 12/1/19	15	15
8.750%, 12/1/20	160	148
Bon-Ton Department Stores, Inc. (The) 8.000%, 6/15/21	45	38
Caesars Entertainment Operating Co., Inc. 11.250%, 6/1/17(5)	10	7
9.000%, 2/15/20(5)	205	158
9.000%, 2/15/20(5)	100	77
Chester Downs & Marina LLC / Chester Downs Finance Corp. 144A 9.250%, 2/1/20(4)	115	89

	PAR VALUE	VALUE
Consumer Discretionary—continued
Claire’s Stores, Inc. 8.875%, 3/15/19	$65	$33
Claire’s Stores, Inc. 144A 7.750%, 6/1/20(4)	20	8
Edcon Pty Ltd. RegS 9.500%, 3/1/18(3)	150	120
Guitar Center, Inc. 144A 6.500%, 4/15/19(4)	10	9
9.625%, 4/15/20(4)	135	107
iHeartCommunications, Inc. 10.000%, 1/15/18	30	26
iHeartCommunications, Inc. PIK 14.000%, 2/1/21(6)	25	20
JC Penney Corp., Inc. 8.125%, 10/1/19	25	25
5.650%, 6/1/20	135	120
Liberty Interactive LLC 8.250%, 2/1/30	60	67
Mohegan Tribal Gaming Authority 9.750%, 9/1/21	175	188
Nine West Holdings, Inc. 144A 8.250%, 3/15/19(4)	115	97
PF Chang’s China Bistro, Inc. 144A 10.250%, 6/30/20(4)	5	5
Radio One, Inc. 144A 9.250%, 2/15/20(4)	65	62
Scientific Games International, Inc. 144A 7.000%, 1/1/22(4)	35	37
10.000%, 12/1/22(4)	40	37
Shingle Springs Tribal Gaming Authority 144A 9.750%, 9/1/21(4)	105	119
Sirius XM Radio, Inc. 144A 5.375%, 4/15/25(4)	85	86
Time Warner Cable, Inc. 6.750%, 6/15/39	10	11
5.500%, 9/1/41	15	14
Toys R Us, Inc. 10.375%, 8/15/17	110	97
7.375%, 10/15/18	65	47

		1,917

See Notes to Financial Statements.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

APRIL 30, 2015 (UNAUDITED)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Staples—1.1%
Albertsons Holdings LLC/Saturn Acquisition Merger Sub, Inc. 144A 7.750%, 10/15/22(4)	$17	$19
Cott Beverages, Inc. 144A 6.750%, 1/1/20(4)	50	53
Kissner Milling Co., Ltd. 144A 7.250%, 6/1/19(4)	325	335
MHP SA RegS 8.250%, 4/2/20(3)	200	163
New Albertson’s, Inc.
7.750%, 6/15/26	110	107
7.450%, 8/1/29	60	59
8.700%, 5/1/30	5	5
Rite Aid Corp. 144A
6.125%, 4/1/23(4)	75	78
6.875%, 12/15/28(4)	40	45
SUPERVALU, Inc.
6.750%, 6/1/21	45	47
7.750%, 11/15/22	65	70

		981

Energy—4.8%
Alpha Natural Resources, Inc.
6.000%, 6/1/19	25	5
6.250%, 6/1/21	15	3
American Energy - Woodford LLC/AEW Finance Corp. 144A 9.000%, 9/15/22(4)	20	12
American Energy-Permian Basin LLC / AEPB Finance Corp. 144A
7.125%, 11/1/20(4)	30	22
7.375%, 11/1/21(4)	15	11
Basic Energy Services, Inc. 7.750%, 2/15/19	10	9
Berau Capital Resources Pte, Ltd. RegS 12.500%, 7/8/15(3)	100	55
Berau Coal Energy Tbk PT RegS 7.250%, 3/13/17(3)	200	105
Bumi Capital Pte, Ltd. RegS 12.000%, 11/10/16(3)(5)	300	100

	PAR VALUE	VALUE
Energy—continued
Bumi Investment Pte, Ltd. RegS 10.750%, 10/6/17(3)(5)	$885	$296
Citgo Holding, Inc. 144A 10.750%, 2/15/20(4)	55	58
EDC Finance, Ltd. RegS 4.875%, 4/17/20(3)	200	180
Energy Transfer Equity LP 5.875%, 1/15/24	70	74
EXCO Resources, Inc. 8.500%, 4/15/22	15	9
Forbes Energy Services Ltd. 9.000%, 6/15/19	475	347

Gazprom OAO Via Gaz Capital SA RegS 3.850%, 2/6/20(3)	200	183
Jupiter Resources, Inc. 144A 8.500%, 10/1/22(4)	60	51
Kosmos Energy, Ltd. 144A 7.875%, 8/1/21(4)	35	34
Linn Energy LLC / Linn Energy Finance Corp. 6.500%, 9/15/21	10	8
Lukoil International Finance BV RegS 7.250%, 11/5/19(3)	100	105
MEG Energy Corp. 144A 7.000%, 3/31/24(4)	10	10
Memorial Production Partners LP / Memorial Production Finance Corp. 7.625%, 5/1/21	20	20
Memorial Production Partners LP / Memorial Production Finance Corp. 144A 6.875%, 8/1/22(4)	30	28
Murray Energy Corp. 144A 11.250%, 4/15/21(4)	75	77
Pacific Drilling SA 144A 5.375%, 6/1/20(4)	50	43

	PAR VALUE	VALUE
Energy—continued
Pacific Drilling V, Ltd. 144A 7.250%, 12/1/17(4)	$322	$301
Pacific Rubiales Energy Corp. 144A 5.625%, 1/19/25(4)	100	70
Pacific Rubiales Energy Corp. RegS 5.375%, 1/26/19(3)	100	79
Parker Drilling Co. 6.750%, 7/15/22	5	4
Petrobras Global Finance BV
2.631%, 3/17/17(2)	30	29
2.415%, 1/15/19(2)	52	48
Petroleos de Venezuela SA 5.250%, 4/12/17	458	270
Petroleos de Venezuela SA RegS
9.000%, 11/17/21(3)	160	79
12.750%, 2/17/22(3)	114	67
Rockies Express Pipeline LLC 144A 6.000%, 1/15/19(4)	105	112
Sabine Pass Liquefaction LLC 5.625%, 4/15/23	205	208
Sabine Pass Liquefaction LLC 144A 5.625%, 3/1/25(4)	105	106
SandRidge Energy, Inc.
7.500%, 3/15/21	65	45
7.500%, 2/15/23	110	73
Sanjel Corp. 144A 7.500%, 6/19/19(4)	350	262
Seitel, Inc. 9.500%, 4/15/19	355	316
Venoco, Inc.
8.875%, 2/15/19	33	13
8.875%, 2/28/19(7)	183	115
YPF SA RegS 8.750%, 4/4/24(3)	132	138

		4,180

Financials—1.1%
Banco do Brasil SA RegS 6.250%, 10/29/49(2)(3)	200	149
Earls Thirteen Ltd. 144A 5.440%, 4/28/18(4)(8)	148	147

See Notes to Financial Statements.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

APRIL 30, 2015 (UNAUDITED)

($ reported in thousands)

	PAR
	VALUE	VALUE
Financials—continued
Genworth Holdings, Inc. 7.200%, 2/15/21	$5	$5
7.625%, 9/24/21	25	27
6.500%, 6/15/34	15	14
6.150%, 11/15/66(2)	25	16
Greektown Holdings LLC/Greektown Mothership Corp. 144A 8.875%, 3/15/19(4)	344	365
Kennedy-Wilson, Inc. 5.875%, 4/1/24	35	35
Ocwen Financial Corp. 144A 6.625%, 5/15/19(4)	35	33
Ukreximbank Via Biz Finance PLC 8.750%, 1/22/18(9)	200	137

		928

Health Care—0.6%
Aurora Diagnostics Holdings / Aurora Diagnostics Financing, Inc. 10.750%, 1/15/18	50	45
CHS/Community Health Systems, Inc. 7.125%, 7/15/20(10)	50	54
Immucor, Inc. 11.125%, 8/15/19	30	32
Kindred Healthcare, Inc. 6.375%, 4/15/22	15	16
Kindred Healthcare, Inc. 144A 8.000%, 1/15/20(4)	75	81
8.750%, 1/15/23(4)	10	11
Lantheus Medical Imaging, Inc. 9.750%, 5/15/17	40	39
Valeant Pharmaceuticals International, Inc. 144A 5.375%, 3/15/20(4)	35	36
5.875%, 5/15/23(4)	85	87
6.125%, 4/15/25(4)	70	73

		474

Industrials—3.4%
Apex Tool Group LLC 144A 7.000%, 2/1/21(4)	10	10

	PAR
	VALUE		VALUE
Industrials—continued
Cenveo Corp. 144A 6.000%, 8/1/19(4)	$30		$28
8.500%, 9/15/22(4)	55		46
Gol LuxCo SA RegS 8.875%, 1/24/22(3)	200		154
Harland Clarke Holdings Corp. 144A 9.250%, 3/1/21(4)	95		93
Lansing Trade Group LLC / Lansing Finance Co., Inc. 144A 9.250%, 2/15/19(4)	417		419
Michael Baker International LLC / CDL Acquisition Co., Inc. 144A 8.250%, 10/15/18(4)	383		376
Monitronics International, Inc. 9.125%, 4/1/20	135		134
Navigator Holdings Ltd. 144A 9.000%, 12/18/17(4)	328		344
OAS Finance, Ltd. RegS 8.000%, 7/2/21(3)(5)	400		86
Red de Carreteras de Occidente SAPIB de CV RegS 9.000%, 6/10/28(3)	2,000	MXN	128
Ridgebury Crude Tankers LLC 144A 7.625%, 3/20/17(4)	293		305
ServiceMaster Co., LLC (The) 7.450%, 8/15/27	50		51
Techniplas LLC 144A 10.000%, 5/1/20(4)	65		67
Tervita Corp. 144A 8.000%, 11/15/18(4)	308		287
Titan International, Inc. 6.875%, 10/1/20	431		392

			2,920

Information Technology—0.2%
Advanced Micro Devices, Inc. 7.000%, 7/1/24	115		90
BMC Software Finance, Inc. 144A 8.125%, 7/15/21(4)	120		111

			201

	PAR
	VALUE	VALUE
Materials—1.4%
Aruba Investments, Inc. 144A 8.750%, 2/15/23(4)	$25	$25
Cimento Tupi SA 144A 9.750%, 5/11/18(4)	60	22
Cornerstone Chemical Co. 144A 9.375%, 3/15/18(4)	115	120
Ferrexpo Finance PLC RegS 7.875%, 4/7/16(3)	200	166
Gold Fields Orogen Holding BVI Ltd. RegS 4.875%, 10/7/20(3)	200	182
Hexion, Inc. 6.625%, 4/15/20	55	52
Hexion, Inc. 144A 10.000%, 4/15/20(4)	20	21
IAMGOLD Corp. 144A 6.750%, 10/1/20(4)	90	77
Magnesita Refractories Co. RegS 7.875%, 3/30/20(3)	100	97
Metinvest BV 8.750%, 2/14/18	200	123
Norbord, Inc. 144A 6.250%, 4/15/23(4)	65	66
Rain CII Carbon LLC / CII Carbon Corp. 144A 8.250%, 1/15/21(4)	150	139
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. 144A 6.375%, 5/1/22(4)	95	95

		1,185

Telecommunication Services—2.3%
Avanti Communications Group PLC 144A 10.000%, 10/1/19(4)	608	581
Axtel SAB de CV 144A 9.000%, 1/31/20(2)(4)	15	14
Axtel SAB de CV RegS 9.000%, 1/31/20(2)(3)	135	130
Digicel Ltd. RegS 6.000%, 4/15/21(3)	200	195
Intelsat Luxembourg SA 7.750%, 6/1/21	85	79

See Notes to Financial Statements.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

APRIL 30, 2015 (UNAUDITED)

($ reported in thousands)

	PAR
	VALUE	VALUE
Telecommunication Services—continued
Mobile Telesystems OJSC via MTS International Funding, Ltd. RegS 5.000%, 5/30/23(3)(9)	$200	$180
Sprint Capital Corp. 6.875%, 11/15/28	70	64
8.750%, 3/15/32	55	56
Sprint Corp. 7.125%, 6/15/24	50	49
7.625%, 2/15/25	50	49
Trilogy International Partners LLC / Trilogy International Finance, Inc. 144A 10.250%, 8/15/16(4)	620	605

		2,002

Utilities—0.6%
AES El Salvador Trust II RegS 6.750%, 3/28/23(3)	200	183
Dynegy, Inc. 144A 7.375%, 11/1/22(4)	75	80
7.625%, 11/1/24(4)	25	27
GenOn Americas Generation LLC 8.500%, 10/1/21	100	98
9.125%, 5/1/31	100	96
Illinois Power Generating Co. 6.300%, 4/1/20	55	52

		536

TOTAL CORPORATE BONDS (Identified Cost $15,691)		15,324

CONVERTIBLE BONDS—7.9%
Consumer Discretionary—0.8%
Ascent Capital Group, Inc. 4.000%, 7/15/20(10)	85	67
Blucora, Inc. 4.250%, 4/1/19(10)	110	104
Carriage Services, Inc. 144A 2.750%, 3/15/21(4)(10)	90	108
JAKKS Pacific, Inc. 144A 4.875%, 6/1/20(4)(10)	45	40
K Hovnanian Enterprises, Inc. 6.000%, 12/1/17(10)	50	52
Liberty Interactive LLC 4.000%, 11/15/29	50	33
3.750%, 2/15/30	62	39

	PAR
	VALUE		VALUE
Consumer Discretionary—continued
Navistar International Corp. 144A 4.750%, 4/15/19(4)(10)	$125		$117
RAIT Financial Trust 4.000%, 10/1/33	50		42
Twitter, Inc. 144A 1.000%, 9/15/21(4)	110		100

			702

Consumer Staples—0.2%
Vector Group Ltd. 1.750%, 4/15/20(10)	135		145

Energy—0.2%
Alon USA Energy, Inc. 144A 3.000%, 9/15/18(4)(10)	95		118
Alpha Natural Resources, Inc. 3.750%, 12/15/17	25		9
4.875%, 12/15/20(10)	108		23

			150

Financials—2.6%
AmTrust Financial Services, Inc. 2.750%, 12/15/44(10)	105		97
Bank of New York Mellon Luxembourg SA/The 0.000%, 12/15/50	300	EUR	225
Campus Crest Communities Operating Partnership LP REIT 144A 4.750%, 10/15/18(4)(10)	85		83
Colony Financial, Inc. REIT 5.000%, 4/15/23(10)	78		89
Consolidated-Tomoka Land Co. 144A 4.500%, 3/15/20(4)	15		16
Cowen Group, Inc. 144A 3.000%, 3/15/19(4)(10)	100		120
Empire State Realty OP LP REIT 144A 2.625%, 8/15/19(4)(10)	105		110
Forest City Enterprises, Inc. 3.625%, 8/15/20(10)	35		40
FXCM, Inc. 2.250%, 6/15/18(10)	192		160

	PAR
	VALUE	VALUE
Financials—continued
GPT Property Trust LP REIT 144A 3.750%, 3/15/19(4)(10)	$90	$106
IAS Operating Partnership LP REIT 144A 5.000%, 3/15/18(4)(10)	105	101
iStar Financial, Inc. REIT 144A 1.500%, 11/15/16(4)(10)	105	106
MGIC Investment Corp. 144A 9.000%, 4/1/63(4)(10)	100	131
New Mountain Finance Corp. 144A 5.000%, 6/15/19(4)(10)	125	128
Prospect Capital Corp. 144A 4.750%, 4/15/20(4)(10)	105	102
Redwood Trust, Inc. REIT 4.625%, 4/15/18(10)	165	164
Resource Capital Corp. REIT 6.000%, 12/1/18(10)	90	83
8.000%, 1/15/20(10)	55	54
Spirit Realty Capital, Inc. 2.875%, 5/15/19(10)	105	104
Starwood Property Trust, Inc. 3.750%, 10/15/17(10)	115	120
Starwood Waypoint Residential Trust REIT 144A 3.000%, 7/1/19(4)(10)	105	103

		2,242

Health Care—1.0%
ANI Pharmaceuticals, Inc. 3.000%, 12/1/19(10)	81	92
Exelixis, Inc. 4.250%, 8/15/19(10)	165	127
Hologic, Inc. 0.000%, 12/15/43(2)(10)	105	123
Immunomedics, Inc. 144A 4.750%, 2/15/20(4)(10)	45	44
Omnicare, Inc. 3.250%, 12/15/35	110	132
PDL BioPharma, Inc. 4.000%, 2/1/18	56	54
Quidel Corp. 3.250%, 12/15/20(10)	94	96

See Notes to Financial Statements.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

APRIL 30, 2015 (UNAUDITED)

($ reported in thousands)

	PAR
	VALUE	VALUE
Health Care—continued
Sequenom, Inc. 5.000%, 10/1/17(10)	$105	$118
Wright Medical Group, Inc. 144A 2.000%, 2/15/20(4)	95	100

		886

Industrials—1.0%
AAR Corp. Series B 2.250%, 3/1/16(10)	95	100
Aegean Marine Petroleum Network, Inc. 4.000%, 11/1/18	60	74
Altra Industrial Motion Corp. 2.750%, 3/1/31(10)	115	130
Cenveo Corp. 7.000%, 5/15/17(10)	140	128
Sandisk Corp. 0.500%, 10/15/20(10)	205	212
Trinity Industries, Inc. 3.875%, 6/1/36(10)	190	248

		892

Information Technology—1.4%
AOL, Inc. 144A 0.750%, 9/1/19(4)(10)	165	167
Citrix Systems, Inc. 144A 0.500%, 4/15/19(4)	55	58
Intel Corp. 3.482%, 12/15/35(10)	85	108
LinkedIn Corp. 144A 0.500%, 11/1/19(4)(10)	25	28
NVIDIA Corp. 1.000%, 12/1/18(10)	135	166
Photronics, Inc.
3.250%, 4/1/16	50	52
3.250%, 4/1/19	58	63
Priceline Group , Inc. (The) 1.000%, 3/15/18(10)	95	133
PROS Holdings, Inc. 144A 2.000%, 12/1/19(4)	95	94
Violin Memory, Inc. 144A 4.250%, 10/1/19(4)(10)	120	112
Vishay Intertechnology, Inc. 2.250%, 5/15/41(10)	90	73

	PAR
	VALUE	VALUE
Information Technology—continued
Workday, Inc. 0.750%, 7/15/18(10)	$95	$119

		1,173

Utilities—0.7%
Amyris, Inc. 144A 6.500%, 5/15/19(4)(10)	90	61
Green Plains, Inc. 3.250%, 10/1/18(10)	45	72
Renewable Energy Group, Inc. 2.750%, 6/15/19(10)	85	82
SolarCity Corp. 144A 1.625%, 11/1/19(4)	100	98
Solazyme, Inc. 5.000%, 10/1/19(10)	195	113
SunEdison, Inc. 144A 0.250%, 1/15/20(4)(10)	140	157
Theravance, Inc. 2.125%, 1/15/23	75	68

		651

TOTAL CONVERTIBLE BONDS (Identified Cost $6,989)		6,841

LOAN AGREEMENTS—5.3%
Consumer Discretionary—1.1%
1011778 B.C. Unlimited Liability Co. (New Red Finance, Inc.) (aka Burger King/Tim Horton’s) Term Loan B 4.500%, 12/10/21	45	45
AMF Bowling Centers, Inc. Term Loan B 7.250%, 9/18/21	40	40
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.) Tranche D 6.934%, 1/30/19	175	168
Indra Holdings Corp. First Lien 5.250%, 5/1/21	25	24
MediArena Acquisition B.V. (fka AP NMT Acquisition B.V.) First Lien Term Loan B 6.750%, 8/13/21	50	50

	PAR
	VALUE	VALUE
Consumer Discretionary—continued
Mohegan Tribal Gaming Authority, Term Loan B 0.000%, 11/19/19(11)	$70	$70
Nine West Holdings, Inc. 6.250%, 1/8/20	60	55
PetSmart, Inc. 5.000%, 3/11/22	40	41
Red Lobster Management LLC, First Lien 6.250%, 7/28/21	55	55
Scientific Games International, Inc. Term Loan B-2 6.000%, 10/1/21	40	40
Tenet Healthcare Corp. 0.000%, 3/22/16(11)	65	—	(12)
Toys ’R’ US-Delaware, Inc. Term Loan B-4 9.750%, 4/24/20	155	146
Tribune Publishing Co. 5.750%, 8/4/21	73	73
Visant Corp. (fka Jostens) 7.000%, 9/23/21	35	35
Wilton Brands LLC (fka Wilton Brands, Inc.) Tranche B 7.833%, 8/30/18	93	90

		932

Consumer Staples—0.4%
Albertson’s LLC, Term Loan B-4-1 5.500%, 8/25/21	85	86
North Atlantic Trading Co., Inc. First Lien 8.250%, 1/13/20	203	201
Roundy’s Supermarkets, Inc. Tranche B 0.000%, 3/3/21(11)	45	44
Vogue International LLC Tranche B 5.750%, 2/14/20	40	40

		371

Energy—0.5%
KCA Deutag US Finance LLC (KCA Deutag GMBH) 6.250%, 5/15/20	25	22

See Notes to Financial Statements.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

APRIL 30, 2015 (UNAUDITED)

($ reported in thousands)

	PAR
	VALUE	VALUE
Energy—continued
Longview Power, LLC Term Loan B 0.000%, 4/13/21(11)	$95	$96
Murray Energy Corp. Term Loan B-2 0.000%, 4/16/20(11)	100	99
OSG Bulk Ships, Inc. 5.250%, 8/5/19	14	15
OSG International, Inc. (OIN Delaware LLC) 5.750%, 8/5/19	134	136
Preferred Proppants LLC 6.750%, 7/27/20	55	45

		413

Financials—0.3%
Omnitracs, LLC (Coronado Holdings, LLC) Second Lien 8.750%, 5/25/21	308	303

Health Care—0.3%
American Pacific Corp. 7.000%, 2/27/19	162	164
Millennium Health, LLC (fka Millennium Laboratories, LLC) Tranche B 5.250%, 4/16/21	40	33
Onex Carestream Finance LP Second Lien 9.500%, 12/7/19	75	75

		272

Industrials—0.1%
Koosharem, LLC 7.500%, 5/15/20	50	49
NN, Inc. 6.000%, 8/27/21	24	25
Photonis Technologies SAS First Lien 8.500%, 9/18/19	25	24

		98

Information Technology—1.9%
BMC Software Finance, Inc. 5.000%, 9/10/20	33	33
Dell International LLC, Term Loan B 4.500%, 4/29/20	84	85

	PAR
	VALUE	VALUE
Information Technology—continued
Greenway Health, LLC (fka Vitera Healthcare Solutions, LLC) First Lien 6.000%, 11/4/20	$609	$611
GTCR Valor Companies, Inc. First Lien 6.000%, 5/30/21	40	40
Lanyon Solutions, Inc. (Lanyon, Inc.) Second Lien 9.500%, 11/15/21	310	300
TelX Group, Inc., (The) Second Lien 7.500%, 4/9/21	615	624

		1,693

Materials—0.2%
Albaugh, LLC 6.000%, 5/31/21	53	53
AZ Chem US Inc. First Lien 5.125%, 6/11/21	64	65
Styrolution U.S. Holdings LLC Term Loan B 6.500%, 11/7/19	40	41

		159

Utilities—0.5%
Energy Future Intermediate Holding Company LLC (EFIH Finance, Inc.) 4.250%, 6/19/16(5)	105	106
Panda Temple Power, LLC 7.250%, 3/6/22	45	45
Texas Competitive Electric Holdings Co., LLC (TXU)
4.668%, 8/21/15(5)	290	178
0.000%, 10/10/17(5)	105	65

		394

TOTAL LOAN AGREEMENTS (Identified Cost $4,757)		4,635

	SHARES		VALUE

PREFERRED STOCK—0.7%
Consumer Discretionary—0.1%
Barnes & Noble, Inc. Series J 144A 7.750%(4)	60		$80

Consumer Staples—0.4%
Bunge Ltd. 4.875%	850		91
Post Holdings, Inc.144A 3.750%(4)	995		106
Universal Corp. /VA 6.750%	95		105

			302

Energy—0.1%
PetroQuest Energy, Inc. Series B 6.875%	2,325		58
SandRidge Energy, Inc. 7.000%	390		15

			73

Financials—0.0%
Ally Financial, Inc. Series G 144A 7.000%(4)	38	(13)	39

Retail—0.1%
Ramco-Gershenson Properties Trust Series D REIT 7.250%	1,455		92
TOTAL PREFERRED STOCK (Identified Cost $652)			586
COMMON STOCKS—23.5%
Consumer Discretionary—3.8%
Ainsworth Game Technology, Ltd.	12,992		29
Aramark	5,804		178
CBS Corp. Class B	5,759		358
Cineplex, Inc.	298		12
Delphi Automotive PLC	1,688		140
DIRECTV(14)	2,783		252
Dollar Tree, Inc.(14)	3,819		292
Eutelsat Communications SA	3,352		117
GrandVision NV 144A(4)(14)	314		8

See Notes to Financial Statements.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

APRIL 30, 2015 (UNAUDITED)

($ reported in thousands)

	SHARES	VALUE
Consumer Discretionary—continued
Home Depot, Inc. (The)	2,573	$275
iSelect, Ltd.(14)	8,192	10
JAKKS Pacific, Inc.(14)	166	1
Liberty Global PLC Series C(14)	9,607	485
Madison Square Garden Co. (The)(14)	2,780	223
SES SA	2,658	93
Time Warner, Inc.	4,229	357
Ulta Salon Cosmetics & Fragrance, Inc.(14)	1,158	175
Viacom, Inc. Class B	1,970	137
Walt Disney Co. (The)	1,294	141

		3,283

Consumer Staples—1.7%
Brown-Forman Corp. Class B	662	60
Constellation Brands, Inc.(14)	1,879	218
Estee Lauder Cos, Inc. (The) Class A	2,649	215
Herbalife, Ltd.(14)	2,173	90
Keurig Green Mountain, Inc.	5,485	638
Molson Coors Brewing Co.	947	70
Mondelez International, Inc. Class A	2,980	114
Refresco Gerber NV 144A(4)(14)	1,553	24
Rite Aid Corp.(14)	10,772	83

		1,512

Energy—2.0%
Baker Hughes, Inc.	6,745	462
EnLink Midstream LLC	66	2
Exterran Holdings, Inc.	48	2
Gaslog Ltd.	1,673	37
Halliburton Co.	2,974	146
Kinder Morgan, Inc.	100	4
ONEOK, Inc.	810	39
Phillips 66	211	17
SandRidge Energy, Inc.(14)	8,237	16
SemGroup Corp. Class A	1,104	93
Solazyme, Inc.(14)	183	1
Targa Resources Corp.	715	75
TransCanada Corp.	75	3
Valero Energy Corp.	5,621	320

	SHARES	VALUE
Energy—continued
Weatherford International PLC(14)	16,323	$237
Whiting Petroleum Corp.(14)	2,011	76
Williams Cos, Inc. (The)	3,428	175

		1,705

Financials—0.8%
Aldermore Group plc(14)	1,799	7
Alpha Bank AE(14)	29,050	10
Ameriprise Financial, Inc.	529	66
Bank of America Corp.	4,031	64
BlackRock, Inc.	141	51
Commerzbank AG(14)	2,553	35
Danske Bank A/S	2,488	71
Great Western Bancorp, Inc.	970	21
Home Capital Group, Inc.	248	10
Invesco Ltd.	3,520	146
KeyCorp	5,994	87
National Bank of Greece SA(14)	36,593	51
Prospect Capital Corp.	3,277	27
Swedbank AB, Class A	1,134	27

		673

Health Care—3.5%
Actavis PLC(14)	3,466	980
Alexion Pharmaceuticals, Inc.(14)	242	41
Baxter International, Inc.	5,565	383
Brookdale Sr. Living, Inc.(14)	485	18
Cooper Cos, Inc. (The)	390	70
Exelixis, Inc.(14)	306	1
Hologic, Inc.(14)	1,105	37
Johnson & Johnson	5,222	518
Laboratory Corp. of America Holdings(14)	558	67
Mylan NV(14)	6,219	449
Pernix Therapeutics Holdings, Inc.(14)	825	5
Sequenom, Inc.(14)	197	1
Shire PLC ADR	235	57
Teva Pharmaceutical Industries Ltd. ADR	4,523	273
United Therapeutics Corp.(14)	343	55

	SHARES	VALUE
Health Care—continued
Valeant Pharmaceuticals International, Inc.(14)	314	$68

		3,023

Industrials—4.5%
Abertis Infraestructuras SA	5,400	100
Aercap Holdings NV(14)	801	37
Aeroports de Paris	484	60
Air Canada(14)	5,038	48
Alaska Air Group, Inc.	226	14
ASTM SpA	1,700	24
Atlantia SpA	7,350	207
CSX Corp.	3,399	123
Danaher Corp.	7,312	599
Flughafen Wien AG	220	20
Flughafen Zuerich AG	70	55
Fraport AG Frankfurt Airport Services Worldwide	1,008	64
Hertz Global Holdings, Inc.(10)(14)	44,224	922
Japan Airlines Co. Ltd	9,600	320
MacDonald Dettwiler & Associates, Ltd.	224	18
Macquarie Atlas Roads Group	12,300	32
Macquarie Infrastructure Co. LLC	1,968	163
Macquarie Korea Infrastructure Fund	4,500	33
Metalico, Inc.(14)	21,544	7
Norfolk Southern Corp.	1,070	108
Societa Iniziative Autostradali e Servizi SpA	2,250	26
SolarCity Corp.(14)	205	12
Southwest Airlines Co.	724	29
Transurban Group	20,331	159
Tyco International PLC	7,052	278
Union Pacific Corp.	1,717	182
Vinci SA	3,260	201
Waste Connections, Inc.	2,178	103

		3,944

Information Technology—5.1%
Alliance Data Systems Corp.(14)	497	148
ARM Holdings PLC ADR	3,216	164

See Notes to Financial Statements.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

APRIL 30, 2015 (UNAUDITED)

($ reported in thousands)

	SHARES	VALUE
Information Technology—continued
ASML Holding NV	974	$104
Broadcom Corp. Class A	3,513	155
CDK Global, Inc.	3,104	149
eBay, Inc.(14)	12,380	721
Facebook, Inc. Class A(14)	1,501	118
Fiserv, Inc.(14)	792	61
Google, Inc. Class A(14)	694	381
Google, Inc. Class C(14)	90	48
Juniper Networks, Inc.	9,895	262
Keysight Technologies, Inc.(14)	3,367	113
Micron Technology, Inc.(14)	1,008	28
Microsoft Corp.	7,471	363
Motorola Solutions, Inc.	4,332	259
Rovi Corp.(14)	939	17
VeriSign, Inc.(14)	3,464	220
Violin Memory, Inc.(14)	2,497	9
Visa, Inc. Class A	1,284	85
Yahoo!, Inc.(10)(14)	23,201	988

		4,393

Materials—0.4%
Barrick Gold Corp.	728	9
Cemex SAB de CV ADR(14)	6,544	63
Dow Chemical Co. (The)	1,029	52
Eastman Chemical Co.	616	47
First Quantum Minerals, Ltd.	236	4
LyondellBasell Industries NV, Class A	1,234	128
MeadWestvaco Corp.	1,030	50
Pact Group Holdings, Ltd.	4,578	15

		368

Telecommunication Services—0.5%
HKBN, Ltd.(14)	22,475	29
SoftBank Corp.	5,800	363

		392

Utilities—1.2%
Ameren Corp.	1,700	70
AusNet Services	33,000	38
DUET Group	37,575	75
Great Plains Energy, Inc.	4,200	110

	SHARES	VALUE
Utilities—continued
Hera SpA	16,706	$44
Malakoff Corp. Bhd(14)	36,200	18
Pennon Group PLC	7,965	105
PG&E Corp.	900	48
SJW Corp.	330	10
Snam SpA	38,300	200
Spark Infrastructure Group	31,500	48
Terna Rete Elettrica Nazionale SpA	40,489	192
Toho Gas Co. Ltd.	6,000	36
Tokyo Gas Co. Ltd.	11,000	64

		1,058

TOTAL COMMON STOCKS (Identified Cost $20,336)		20,351

RIGHTS—0.0%
Health Care—0.0%
Community Health Systems, Inc.(14)	6,335	—	(12)

TOTAL RIGHTS (Identified Cost $1)		—	(12)

WARRANTS—0.0%
Financials—0.0%
Piraeus Bank SA(14)	49,522	5

TOTAL WARRANTS (Identified Cost $43)		5

EXCHANGE-TRADED FUNDS—0.2%
Exchange Traded Funds—0.2%
iShares MSCI Mexico Capped ETF	1,100	64
ProShares Short 20+ Year Treasury(14)	3,050	76

		140

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $155)		140

MASTER LIMITED PARTNERSHIPS—5.8%
Chemicals-Specialty—0.1%
Westlake Chemical Partners LP	2,275	66

Coal & Consumable Fuels—0.0%
Enviva Partners LP	287	6

Energy—0.2%
Columbia Pipeline Partners LP	1,451	39

	SHARES	VALUE
Energy—continued
Tallgrass Energy Partners LP	1,106	$54
VTTI Energy Partners LP	1,431	35

		128

Gas-Distribution—0.0%
AmeriGas Partners LP	592	29

Gas-Transportation—0.0%
PBF Logistics LP	912	22

Oil & Gas Equipment & Services—0.0%
USA Compression Partners LP	30	1

Oil Components-Exploration and Production—0.2%
Antero Midstream Partners LP	2,365	59
EV Energy Partners LP	465	8
Summit Midstream Partners LP	3,455	123

		190

Oil-Field Services—0.3%
CrossAmerica Partners LP(10)	2,520	79
Exterran Partners LP	4,143	111
Rice Midstream Partners LP	3,845	58

		248

Pipelines—4.9%
Boardwalk Pipeline Partners LP	1,918	34
Buckeye Partners LP	3,728	304
Cheniere Energy Partners LP	13	—	(12)
Cone Midstream Partners LP	611	11
Crestwood Midstream Partners LP	200	3
DCP Midstream Partners LP	43	2
Dominion Midstream Partners LP(14)	829	34
Energy Transfer Equity LP(10)	7,930	529
Energy Transfer Partners LP	8,058	466
Enterprise Products Partners LP(10)	23,753	813
EQT Midstream Partners LP	1,088	96

See Notes to Financial Statements.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

APRIL 30, 2015 (UNAUDITED)

($ reported in thousands)

	SHARES	VALUE
Pipelines—continued
Magellan Midstream Partners LP	4,280	$357
MarkWest Energy Partners LP	2,080	140
MPLX LP	2,186	170
NuStar Energy LP	1,646	111
Plains All American Pipeline LP	7,074	354
Plains GP Holdings LP Class A	5,888	173
QEP Midstream Partners LP	3,707	64
Rose Rock Midstream LP	1,409	73
Shell Midstream Partners LP	5,760	231
Spectra Energy Partners LP	27	1
Sunoco Logistics Partners LP	1,556	69
Targa Resources Partners LP	104	5
Tesoro Logistics LP	1,939	109
Williams Partners LP	2,712	134

		4,283

Transportation-Marine—0.1%
Teekay LNG Partners Ltd.	1,601	63

TOTAL MASTER LIMITED PARTNERSHIPS
(Identified Cost $4,727)		5,036

REAL ESTATE INVESTMENT TRUSTS—8.9%
Apartments—1.7%
AvalonBay Communities, Inc.	3,067	504
Camden Property Trust	4,858	365
Equity Residential	8,120	600

		1,469
Diversified—0.4%
Digital Realty Trust, Inc.	1,280	81
Vornado Realty Trust	2,705	280

		361

Financials—0.1%
Spirit Realty Capital, Inc.	9,629	109

Health Care—0.6%
HCP, Inc.	2,045	82
Healthcare Realty Trust, Inc.	2,815	72

	SHARES	VALUE
Health Care—continued
Senior Housing Properties Trust	3,889	$80
Ventas, Inc.	4,639	320

		554

Industrial—0.2%
Prologis, Inc.	4,207	169
Terreno Realty Corp.	1,709	37

		206

Infrastructure—0.8%
American Tower Corp.	7,629	721

Lodging/Resort—0.6%
LaSalle Hotel Properties	6,094	224
RLJ Lodging Trust	5,438	161
Sunstone Hotel Investors, Inc.	6,825	106

		491

Mixed—0.2%
Duke Realty Corp.	6,707	133

Mortgage—0.1%
Apollo Commercial Real Estate Finance, Inc.	1,599	27
NorthStar Realty Finance Corp.	631	12

		39

Office—0.6%
Alexandria Real Estate Equities, Inc.	21	2
BioMed Realty Trust, Inc.	6,522	135
Boston Properties, Inc.	2,463	326
Corporate Office Properties Trust	2,211	59

		522

Office Property—0.5%
Douglas Emmett, Inc.	1,279	36
Hudson Pacific Properties, Inc.	2,580	78
New York REIT, Inc.	7,486	74
Paramount Group, Inc.	5,619	103
SL Green Realty Corp.	1,028	126

		417

Regional Malls—1.6%
CBL & Associates Properties, Inc.	7,778	140

	SHARES	VALUE
Regional Malls—continued
General Growth Properties, Inc.	4,781	$131
Simon Property Group, Inc.	5,203	944
Taubman Centers, Inc.	2,522	182

		1,397

Self Storage—0.5%
Public Storage	2,194	412

Shopping Centers—0.6%
Brixmor Property Group, Inc.	3,847	90
Federal Realty Investment Trust	1,862	249
Ramco-Gershenson Properties Trust	3,471	61
Retail Properties of America, Inc. Class A	6,109	92

		492

Specialized—0.1%
Health Care REIT, Inc.	1,333	96

Timber—0.3%
Weyerhaeuser Co.	8,705	274

Warehouse/Industrial—0.0%
EastGroup Properties, Inc.	462	26

TOTAL REAL ESTATE INVESTMENT TRUSTS
(Identified Cost $7,775)		7,719

CONTRACTS
PURCHASED OPTIONS—0.0%
Call Options—0.0%
Babies R US Expiring 07/17/15 Strike Price $40	5	$1
Barrick Gold Corp. Expiring 05/15/15 Strike Price $13.50	10	—	(12)
EMC Corp. Expiring 10/16/15 Strike Price $27	34	5
iShares Russell 2000 ETF Expiring 05/01/15 Strike Price $126	100	—	(12)
Mylan, Inc. Expiring 06/19/15 Strike Price $80	2	—	(12)

See Notes to Financial Statements.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

APRIL 30, 2015 (UNAUDITED)

($ reported in thousands)

	CONTRACTS	VALUE
Call Options—continued
SanDisk Corp. Expiring 07/17/15 Strike Price $72.50	11	$2
SanDisk Corp. Expiring 07/17/15 Strike Price $75	10	1
Spirit Airlines, Inc. Expiring 05/15/15 Strike Price $80	17	—	(12)
Spirit Airlines, Inc. Expiring 06/19/15 Strike Price $75	25	3
Tivo, Inc. Expiring 01/15/16 Strike Price $12	10	1
Twitter, Inc. Expiring 06/19/15 Strike Price $43	10	1

		14

Put Options—0.0%
iShares MSCI Emerging Markets Index (ETF) Expiring 05/15/15 Strike Price $42	5	—	(12)
Markit CDX North America High Yield Index Expiring 06/20/15 Strike price $103	200	3

		3

TOTAL PURCHASED OPTIONS (Identified Cost $48)		17

TOTAL LONG TERM INVESTMENTS — 72.2% (Identified Cost $63,165)		62,574

	SHARES

SHORT-TERM INVESTMENTS—27.7%

Money Market Mutual Funds—27.7%
BlackRock Liquidity Funds TempFund Portfolio - Institutional Shares (Seven-day effective yield 0.080%)	23,965,615	$23,966

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $23,966)		23,966

		VALUE
TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND WRITTEN OPTIONS — 99.9% (Identified Cost $87,131)		86,540 (1)

	SHARES
SECURITIES SOLD SHORT—(8.7)%
Consumer Discretionary—(0.2)%
Barnes & Noble, Inc.(14)	(865)	$(19)
Carriage Services, Inc.	(2,433)	(57)
Hovnanian Enterprises, Inc. Class A(14)	(3,695)	(12)
JAKKS Pacific, Inc.(14)	(3,014)	(20)
Priceline Group , Inc. (The)(14)	(74)	(92)

		(200)

Consumer Staples—(0.2)%
Bunge Ltd.	(334)	(29)
Post Holdings, Inc.(14)	(1,835)	(86)
Universal Corp./VA	(1,474)	(69)
Vector Group, Ltd.	(1,030)	(23)

		(207)

Energy—(0.3)%
Alon USA Energy, Inc.	(5,041)	(81)
Alpha Natural Resources, Inc.(14)	(7,517)	(6)
Amyris, Inc.(14)	(364)	(1)
Green Plains, Inc.	(1,687)	(53)
PetroQuest Energy, Inc.(14)	(3,162)	(8)
Renewable Energy Group, Inc.(14)	(4,389)	(40)
SandRidge Energy, Inc.(14)	(8,195)	(16)
Solazyme, Inc.(14)	(3,694)	(14)

		(219)

Exchange Traded Funds—(4.7)%
Energy Select Sector SPDR Fund	(812)	(67)
iShares Russell 2000 ETF	(12,748)	(1,545)
JPMorgan Alerian MLP Index ETN	(19,921)	(904)
SPDR S&P 500 ETF Trust	(7,002)	(1,460)
SPDR S&P Oil & Gas Exploration & Production ETF	(1,136)	(63)

		(4,039)

	SHARES	VALUE
Financials—(0.2)%
AmTrust Financial Services, Inc.	(504)	$(30)
Cowen Group, Inc., Class A(14)	(13,760)	(77)
Forest City Enterprises, Inc. Class A(14)	(650)	(15)

		(122)

Health Care—(0.4)%
ANI Pharmaceuticals, Inc.(14)	(913)	(56)
Exact Sciences Corp.(14)	(543)	(11)
Exelixis, Inc.(14)	(20,534)	(53)
Halyard Health, Inc.(14)	(276)	(13)
Immunomedics, Inc.(14)	(2,247)	(8)
Omnicare, Inc.	(471)	(42)
PDL BioPharma, Inc.	(1,284)	(9)
Quidel Corp.(14)	(616)	(14)
Sequenom, Inc.(14)	(14,706)	(65)
Theravance, Inc.	(2,510)	(41)
Wright Medical Group, Inc.(14)	(1,385)	(35)

		(347)

Industrials—(0.5)%
AAR Corp.	(1,185)	(36)
Aegean Marine Petroleum Network, Inc.	(1,476)	(22)
Altra Industrial Motion Corp.	(2,800)	(74)
Ascent Capital Group, Inc. Class A(14)	(273)	(11)
Deere & Co.	(414)	(37)
Navistar International Corp.(14)	(1,156)	(35)
SolarCity Corp.(14)	(828)	(50)
Spirit Airlines, Inc.(14)	(276)	(19)
Trinity Industries, Inc.	(5,402)	(146)

		(430)

Information Technology—(1.4)%
Alibaba Group Holding, Ltd. ADR(14)	(8,458)	(687)
AOL, Inc.(14)	(765)	(30)
Citrix Systems, Inc.(14)	(240)	(16)
EMC Corp.	(887)	(24)
Intel Corp.	(1,406)	(46)
LinkedIn Corp. Class A(14)	(34)	(9)
Nintendo Co., Ltd.	(500)	(84)
NVIDIA Corp.	(4,601)	(102)

See Notes to Financial Statements.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

APRIL 30, 2015 (UNAUDITED)

($ reported in thousands)

	SHARES	VALUE
Information Technology—continued
Photronics, Inc.(14)	(2,645)	$(23)
PROS Holdings, Inc.(14)	(494)	(11)
SunEdison, Inc.(14)	(3,476)	(88)
Twitter, Inc.(14)	(711)	(28)
Violin Memory, Inc.(14)	(7,840)	(27)
Vishay Intertechnology, Inc.	(2,016)	(26)
Workday, Inc., Class A(14)	(364)	(33)

		(1,234)

Mortgage—0.0%
Colony Capital, Inc., Class A	(724)	(19)
iStar Financial, Inc.(14)	(304)	(4)
Redwood Trust, Inc.	(570)	(10)

		(33)

Office—0.0%
Gramercy Property Trust, Inc.	(1,285)	(35)

Residential—0.0%
Campus Crest Communities, Inc.	(1,102)	(7)
Starwood Waypoint Residential Trust	(860)	(22)

		(29)

Retail—(0.1)%
Ramco-Gershenson Properties Trust	(2,298)	(40)

Telecommunication Services—(0.2)%
AT&T, Inc.	(4,840)	(168)

	PAR VALUE
U.S. Government Securities—(0.5)%
United States Treasury Note/Bond
2.250%, 11/15/24	(134,000)	(137)
1.375%, 2/29/20	(283,000)	(282)

		(419)

TOTAL SECURITIES SOLD SHORT (Proceeds $7,737)		(7,522	)(1)

	CONTRACTS	VALUE
WRITTEN OPTIONS—(0.1)%
Put Options—(0.1)%
EMC Corp. Expiring 01/15/16 Strike Price $25	(23)	$(3)

	CONTRACTS	VALUE
Put Options—continued
iShares MSCI Emerging Markets Index (ETF) Expiring 05/15/15 Strike Price $40	(5)	$—	(12)
iShares Russell 2000 ETF Expiring 05/01/15 Strike Price $126	(100)	(48)
SanDisk Corp. Expiring 07/17/15 Strike Price $62.50	(10)	(2)
SanDisk Corp. Expiring 07/17/15 Strike Price $65	(11)	(3)
Spirit Airlines, Inc. Expiring 05/15/15 Strike Price $65	(7)	—	(12)
Spirit Airlines, Inc. Expiring 05/15/15 Strike Price $70	(9)	(2)
Spirit Airlines, Inc. Expiring 06/19/15 Strike Price $65	(9)	(2)
Spirit Airlines, Inc. Expiring 06/19/15 Strike Price $70	(10)	(4)
Tivo, Inc. Expiring 01/15/16 Strike Price $10	(10)	(1)
Twitter, Inc. Expiring 06/19/15 Strike Price $35	(10)	(1)

		(66)

TOTAL WRITTEN OPTIONS (Proceeds $31)		(66	)(1)

TOTAL INVESTMENTS NET OF SECURITIES SOLD SHORT AND WRITTEN OPTIONS — 91.1% (Identified Cost $79,363)		$78,952
Other assets and liabilities, net — 8.9%		7,716

NET ASSETS — 100.0%		$86,668

Footnote Legend:

(1)       Federal Income Tax Information: For tax information at April 30, 2015, see Note 11 Federal Income Tax Information in the Notes to Financial Statements.

(2)       Variable or step coupon security; interest rate shown reflects the rate in effect at April 30, 2015.

(3)       Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2015, these securities amounted to a value of $10,603 or 12.2% of net assets.
(5)	Security in default, interest payments are being received during the bankruptcy proceedings.
(6)	86% of the income received was in cash and 14% in PIK.
(7)	Security valued at fair value as determined in good faith by or under the direction of the Trustees.
(8)	Illiquid security.
(9)	This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(10)	All or a portion segregated as collateral for securities sold short.
(11)	This loan will settle after April 30, 2015, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be known.
(12)	Amount is less than $500.
(13)	Amount shown is par value.
(14)	Non-income producing.

See Notes to Financial Statements.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

APRIL 30, 2015 (UNAUDITED)

Abbreviations:
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
ETF	Exchange Traded Fund
ETN	Exchange Traded Note
LLC	Limited Liability Company
LP	Limited Partnership
MLP	Master Limited Partnership
PIK	Payment in Kind
PLC	Public Limited Company
REIT	Real Estate Investment Trusts
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipt

Currencies:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	European Currency Unit
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	United States Dollar

Country Weightings (Unaudited)†
United States	81%
United Kingdom	2
Ireland	2
Canada	2
Luxembourg	2
Netherlands	1
Marshall Islands	1
Other	9
Total	100%
†% of total investments, net of securities sold short, as of April 30, 2015.

See Notes to Financial Statements.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

APRIL 30, 2015 (UNAUDITED)

($ reported in thousands)

Futures contracts as of April 30, 2015 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value		Unrealized Appreciation/ (Depreciation)

Brent Crude Futures	May 2015	1	$67		$ 1
Cac40 10 Euro Future	May 2015	3	169		(6)
Hang Seng Index Futures	May 2015	3	544		2
10-Year Mini JGB Future	June 2015	4	494		1
Australian 10-Year Bond Future	June 2015	6	4,723		(3)
Canada 10-Year Bond Future	June 2015	3	347		(7)
DJIA E-Mini (CBOT)	June 2015	1	89		(1)
Dollar Index	June 2015	(1)	(95)		5
Euro - Bund Future	June 2015	3	527		(10)
Euro - Bund Future	June 2015	1	144		(1)
Euro STOXX 50	June 2015	3	120		(1)
FTSE 100 Index Future	June 2015	3	319		1
Gas Oil Future (Ice)	June 2015	1	60		1
Gold 100 Ounce Future	June 2015	(1)	(118)		1
LME Copper Future	June 2015	1	159		12
LME Copper Future	June 2015	(4)	(635)		(45)
LME Primary Aluminum Futures	June 2015	(5)	(240)		(15)
LME Zinc	June 2015	6	353		30
LME Zinc	June 2015	(6)	(353)		(42)
Long Gilt Future	June 2015	2	363		(2)
NASDAQ 100 E-Mini	June 2015	7	617		1
Natural Gas Future	June 2015	(6)	(165)		(3)
Nikkei 225	June 2015	3	245		9
Russell 2000 E-Mini Index	June 2015	2	243		(8)
S&P 500 E-Mini Future	June 2015	2	208		(2)
TOPIX Index Future	June 2015	3	398		19
U.S. 10-Year Note (CBT)	June 2015	15	1,926		(11)
U.S. Long Bond (CBT)	June 2015	2	319		(6)
Cocoa Futures	July 2015	4	123		3
Coffee ’C’ Future	July 2015	(4)	(206)		4
Corn Future	July 2015	(4)	(73)		—(a)
KC HRW Wheat Future	July 2015	(1)	(25)		3
Silver Future	July 2015	(3)	(242)		(3)
Soybean Future	July 2015	(3)	(146)		—(a)
Soybean Meal Future	July 2015	(2)	(63)		1
Soybean Oil Future	July 2015	(2)	(38)		(1)
Sugar #11 (World)	July 2015	(4)	(59)		(4)
Wheat Future (CBT)	July 2015	(6)	(142)		13
3-Month Euro Euribor	September 2016	31	8,681	EUR	(2)
90 Days Euro Bond	September 2016	65	16,057	EUR	4
90 Days Sterling Bond	September 2016	23	4,367	GBP	3
Total					$(59)

Footnote Legend:

(a)	Amount is less than $500.

See Notes to Financial Statements.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

APRIL 30, 2015 (UNAUDITED)

($ reported in thousands)

Forward foreign currency exchange contracts as of April 30, 2015 were as follows:
Currency Purchased	Value	Currency Sold	Value	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD*	130	USD	100	Bank of America N.A.	6/19/15	3
AUD*	107	USD	82	Bank of America N.A.	6/19/15	3
AUD*	97	USD	75	Bank of America N.A.	6/19/15	1
AUD*	81	USD	63	Bank of America N.A.	6/19/15	1
AUD*	59	USD	46	Bank of America N.A.	6/19/15	1
AUD*	46	USD	37	Bank of America N.A.	6/19/15	—	(a)
AUD*	41	USD	31	Bank of America N.A.	6/19/15	1
AUD*	33	USD	26	Bank of America N.A.	6/19/15	—	(a)
AUD*	15	USD	12	Bank of America N.A.	6/19/15	—	(a)
AUD*	7	USD	5	Bank of America N.A.	6/19/15	—	(a)
AUD*	7	USD	5	Bank of America N.A.	6/19/15	—	(a)
AUD*	5	USD	4	Bank of America N.A.	6/19/15	—	(a)
AUD*	3	USD	2	Bank of America N.A.	6/19/15	—	(a)
AUD*	3	USD	2	Bank of America N.A.	6/19/15	—	(a)
AUD*	2	USD	2	Bank of America N.A.	6/19/15	—	(a)
AUD*	1	USD	1	Bank of America N.A.	6/19/15	—	(a)
CAD*	19	USD	16	Bank of America N.A.	6/19/15	—	(a)
CAD*	15	USD	12	Bank of America N.A.	6/19/15	1
CAD*	14	USD	11	Bank of America N.A.	6/19/15	—	(a)
CAD*	8	USD	6	Bank of America N.A.	6/19/15	—	(a)
CAD*	7	USD	6	Bank of America N.A.	6/19/15	—	(a)
CAD*	5	USD	4	Bank of America N.A.	6/19/15	—	(a)
CAD*	5	USD	4	Bank of America N.A.	6/19/15	—	(a)
CAD*	3	USD	2	Bank of America N.A.	6/19/15	—	(a)
CAD*	1	USD	1	Bank of America N.A.	6/19/15	—	(a)
CHF*	188	USD	187	Bank of America N.A.	6/19/15	15
CHF*	128	USD	128	Bank of America N.A.	6/19/15	10
CHF*	124	USD	129	Bank of America N.A.	6/19/15	4
CHF*	86	USD	90	Bank of America N.A.	6/19/15	2
CHF*	79	USD	84	Bank of America N.A.	6/19/15	1
CHF*	77	USD	81	Bank of America N.A.	6/19/15	2
CHF*	76	USD	80	Bank of America N.A.	6/19/15	2
CHF*	67	USD	70	Bank of America N.A.	6/19/15	2
CHF*	41	USD	42	Bank of America N.A.	6/19/15	2
CHF*	26	USD	27	Bank of America N.A.	6/19/15	1
CHF*	25	USD	26	Bank of America N.A.	6/19/15	1
CHF*	25	USD	26	Bank of America N.A.	6/19/15	—	(a)
CHF*	24	USD	25	Bank of America N.A.	6/19/15	1
CHF*	21	USD	22	Bank of America N.A.	6/19/15	1
CHF*	15	USD	16	Bank of America N.A.	6/19/15	—	(a)
CHF*	13	USD	14	Bank of America N.A.	6/19/15	—	(a)
CHF*	6	USD	6	Bank of America N.A.	6/19/15	—	(a)
CHF*	6	USD	6	Bank of America N.A.	6/19/15	—	(a)
CHF*	4	USD	4	Bank of America N.A.	6/19/15	—	(a)
CHF*	4	USD	4	Bank of America N.A.	6/19/15	—	(a)
CHF*	4	USD	4	Bank of America N.A.	6/19/15	—	(a)
CHF*	4	USD	4	Bank of America N.A.	6/19/15	—	(a)
CHF*	2	USD	2	Bank of America N.A.	6/19/15	—	(a)
CHF*	2	USD	2	Bank of America N.A.	6/19/15	—	(a)
CHF*	1	USD	1	Bank of America N.A.	6/19/15	—	(a)
EUR	36	USD	39	The Bank of New York	6/15/15	1
EUR	10	USD	11	The Bank of New York	6/15/15	—	(a)
EUR*	217	USD	231	Bank of America N.A.	6/19/15	13
EUR*	98	USD	103	Bank of America N.A.	6/19/15	7
EUR*	48	USD	51	Bank of America N.A.	6/19/15	3

See Notes to Financial Statements.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

APRIL 30, 2015 (UNAUDITED)

($ reported in thousands)

Forward foreign currency exchange contracts as of April 30, 2015 were as follows: (continued)

Currency Purchased	Value	Currency Sold	Value	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR*	41	USD	46	Bank of America N.A.	6/19/15	—	(a)
EUR*	32	USD	35	Bank of America N.A.	6/19/15	1
EUR*	31	USD	33	Bank of America N.A.	6/19/15	2
EUR*	29	USD	31	Bank of America N.A.	6/19/15	2
EUR*	27	USD	30	Bank of America N.A.	6/19/15	1
EUR*	16	USD	17	Bank of America N.A.	6/19/15	1
EUR*	13	USD	14	Bank of America N.A.	6/19/15	1
EUR*	13	USD	14	Bank of America N.A.	6/19/15	—	(a)
EUR*	8	USD	9	Bank of America N.A.	6/19/15	—	(a)
EUR*	6	USD	7	Bank of America N.A.	6/19/15	—	(a)
EUR*	5	USD	5	Bank of America N.A.	6/19/15	—	(a)
EUR*	5	USD	5	Bank of America N.A.	6/19/15	—	(a)
EUR*	4	USD	4	Bank of America N.A.	6/19/15	—	(a)
EUR*	1	USD	1	Bank of America N.A.	6/19/15	—	(a)
EUR*	1	USD	1	Bank of America N.A.	6/19/15	—	(a)
GBP*	132	USD	197	Bank of America N.A.	6/19/15	5
GBP*	116	USD	169	Bank of America N.A.	6/19/15	9
GBP*	110	USD	164	Bank of America N.A.	6/19/15	5
GBP*	105	USD	162	Bank of America N.A.	6/19/15	(1)
GBP*	69	USD	102	Bank of America N.A.	6/19/15	4
GBP*	63	USD	93	Bank of America N.A.	6/19/15	4
GBP*	60	USD	90	Bank of America N.A.	6/19/15	2
GBP*	51	USD	76	Bank of America N.A.	6/19/15	2
GBP*	46	USD	70	Bank of America N.A.	6/19/15	1
GBP*	45	USD	68	Bank of America N.A.	6/19/15	1
GBP*	42	USD	62	Bank of America N.A.	6/19/15	2
GBP*	41	USD	63	Bank of America N.A.	6/19/15	—	(a)
GBP*	25	USD	37	Bank of America N.A.	6/19/15	2
GBP*	23	USD	34	Bank of America N.A.	6/19/15	1
GBP*	8	USD	12	Bank of America N.A.	6/19/15	—	(a)
GBP*	8	USD	12	Bank of America N.A.	6/19/15	—	(a)
GBP*	7	USD	10	Bank of America N.A.	6/19/15	—	(a)
GBP*	5	USD	7	Bank of America N.A.	6/19/15	—	(a)
GBP*	3	USD	4	Bank of America N.A.	6/19/15	—	(a)
GBP*	2	USD	3	Bank of America N.A.	6/19/15	—	(a)
GBP*	2	USD	3	Bank of America N.A.	6/19/15	—	(a)
GBP*	1	USD	1	Bank of America N.A.	6/19/15	—	(a)
GBP*	1	USD	1	Bank of America N.A.	6/19/15	—	(a)
JPY	20,000	USD	167	JPMorgan Chase Bank N.A.	6/17/15	—	(a)
JPY	20,000	USD	168	JPMorgan Chase Bank N.A.	6/17/15	(1)
JPY*	19,494	USD	162	Bank of America N.A.	6/19/15	1
JPY*	15,721	USD	132	Bank of America N.A.	6/19/15	—	(a)
JPY*	13,922	USD	115	Bank of America N.A.	6/19/15	2
JPY*	12,745	USD	106	Bank of America N.A.	6/19/15	1
JPY*	7,264	USD	60	Bank of America N.A.	6/19/15	1
JPY*	6,548	USD	54	Bank of America N.A.	6/19/15	1
JPY*	5,652	USD	48	Bank of America N.A.	6/19/15	—	(a)
JPY*	4,495	USD	37	Bank of America N.A.	6/19/15	—	(a)
JPY*	4,299	USD	36	Bank of America N.A.	6/19/15	—	(a)
JPY*	3,855	USD	32	Bank of America N.A.	6/19/15	—	(a)
JPY*	3,391	USD	28	Bank of America N.A.	6/19/15	—	(a)
JPY*	2,815	USD	23	Bank of America N.A.	6/19/15	—	(a)
JPY*	1,751	USD	15	Bank of America N.A.	6/19/15	—	(a)
JPY*	1,549	USD	13	Bank of America N.A.	6/19/15	—	(a)
JPY*	888	USD	7	Bank of America N.A.	6/19/15	—	(a)

See Notes to Financial Statements.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

APRIL 30, 2015 (UNAUDITED)

($ reported in thousands)

Forward foreign currency exchange contracts as of April 30, 2015 were as follows: (continued)
Currency Purchased	Value	Currency Sold	Value		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY*	460	USD	4		Bank of America N.A.	6/19/15	—	(a)
JPY*	280	USD	2		Bank of America N.A.	6/19/15	—	(a)
JPY*	131	USD	1		Bank of America N.A.	6/19/15	—	(a)
JPY*	79	USD	1		Bank of America N.A.	6/19/15	—	(a)
JPY*	38	USD	—	(a)	Bank of America N.A.	6/19/15	—	(a)
MXN*	102	USD	7		Bank of America N.A.	6/19/15	—	(a)
MXN*	82	USD	5		Bank of America N.A.	6/19/15	—	(a)
MXN*	65	USD	4		Bank of America N.A.	6/19/15	—	(a)
MXN*	57	USD	4		Bank of America N.A.	6/19/15	—	(a)
MXN*	49	USD	3		Bank of America N.A.	6/19/15	—	(a)
MXN*	40	USD	3		Bank of America N.A.	6/19/15	—	(a)
MXN*	25	USD	2		Bank of America N.A.	6/19/15	—	(a)
MXN*	10	USD	1		Bank of America N.A.	6/19/15	—	(a)
MXN*	5	USD	—	(a)	Bank of America N.A.	6/19/15	—	(a)
MXN*	4	USD	—	(a)	Bank of America N.A.	6/19/15	—	(a)
MXN*	1	USD	—	(a)	Bank of America N.A.	6/19/15	—	(a)
MXN*	1	USD	—	(a)	Bank of America N.A.	6/19/15	—	(a)
NZD*	156	USD	119		Bank of America N.A.	6/19/15	—	(a)
NZD*	124	USD	93		Bank of America N.A.	6/19/15	1
NZD*	117	USD	88		Bank of America N.A.	6/19/15	1
NZD*	75	USD	58		Bank of America N.A.	6/19/15	(1)
NZD*	69	USD	52		Bank of America N.A.	6/19/15	—	(a)
NZD*	56	USD	42		Bank of America N.A.	6/19/15	—	(a)
NZD*	26	USD	20		Bank of America N.A.	6/19/15	—	(a)
NZD*	19	USD	14		Bank of America N.A.	6/19/15	—	(a)
NZD*	13	USD	10		Bank of America N.A.	6/19/15	—	(a)
NZD*	12	USD	9		Bank of America N.A.	6/19/15	—	(a)
NZD*	11	USD	8		Bank of America N.A.	6/19/15	—	(a)
NZD*	11	USD	8		Bank of America N.A.	6/19/15	—	(a)
NZD*	6	USD	4		Bank of America N.A.	6/19/15	—	(a)
NZD*	6	USD	4		Bank of America N.A.	6/19/15	—	(a)
NZD*	4	USD	3		Bank of America N.A.	6/19/15	—	(a)
NZD*	3	USD	2		Bank of America N.A.	6/19/15	—	(a)
NZD*	2	USD	1		Bank of America N.A.	6/19/15	—	(a)
NZD*	1	USD	1		Bank of America N.A.	6/19/15	—	(a)
NZD*	1	USD	1		Bank of America N.A.	6/19/15	—	(a)
NZD*	1	USD	1		Bank of America N.A.	6/19/15	—	(a)
NZD*	1	USD	1		Bank of America N.A.	6/19/15	—	(a)
USD	71	EUR	67		The Bank of New York	6/15/15	(4)
USD*	752	JPY	90,000		JPMorgan Chase Bank N.A.	6/17/15	(2)
USD	100	JPY	12,000		JPMorgan Chase Bank N.A.	6/17/15	—	(a)
USD*	531	AUD	692		Bank of America N.A.	6/19/15	(15)
USD*	199	AUD	263		Bank of America N.A.	6/19/15	(8)
USD*	119	AUD	156		Bank of America N.A.	6/19/15	(4)
USD*	70	AUD	92		Bank of America N.A.	6/19/15	(3)
USD*	56	AUD	73		Bank of America N.A.	6/19/15	(2)
USD*	44	AUD	58		Bank of America N.A.	6/19/15	(1)
USD*	29	AUD	38		Bank of America N.A.	6/19/15	(1)
USD*	23	AUD	30		Bank of America N.A.	6/19/15	(1)
USD*	20	AUD	26		Bank of America N.A.	6/19/15	(1)
USD*	11	AUD	15		Bank of America N.A.	6/19/15	(1)
USD*	11	AUD	14		Bank of America N.A.	6/19/15	—	(a)
USD*	10	AUD	13		Bank of America N.A.	6/19/15	—	(a)
USD*	6	AUD	8		Bank of America N.A.	6/19/15	—	(a)
USD*	4	AUD	5		Bank of America N.A.	6/19/15	—	(a)

See Notes to Financial Statements.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

APRIL 30, 2015 (UNAUDITED)

($ reported in thousands)

Forward foreign currency exchange contracts as of April 30, 2015 were as follows: (continued)
Currency Purchased	Value	Currency Sold	Value	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD*	2	AUD	2	Bank of America N.A.	6/19/15	—	(a)
USD*	91	CAD	116	Bank of America N.A.	6/19/15	(5)
USD*	71	CAD	89	Bank of America N.A.	6/19/15	(3)
USD*	34	CAD	43	Bank of America N.A.	6/19/15	(2)
USD*	22	CAD	28	Bank of America N.A.	6/19/15	(1)
USD*	13	CAD	16	Bank of America N.A.	6/19/15	—	(a)
USD*	12	CAD	16	Bank of America N.A.	6/19/15	(1)
USD*	6	CAD	8	Bank of America N.A.	6/19/15	—	(a)
USD*	5	CAD	7	Bank of America N.A.	6/19/15	—	(a)
USD*	5	CAD	6	Bank of America N.A.	6/19/15	—	(a)
USD*	5	CAD	6	Bank of America N.A.	6/19/15	—	(a)
USD*	4	CAD	5	Bank of America N.A.	6/19/15	—	(a)
USD*	4	CAD	5	Bank of America N.A.	6/19/15	—	(a)
USD*	3	CAD	4	Bank of America N.A.	6/19/15	—	(a)
USD*	2	CAD	3	Bank of America N.A.	6/19/15	—	(a)
USD*	1	CAD	1	Bank of America N.A.	6/19/15	—	(a)
USD*	1	CAD	1	Bank of America N.A.	6/19/15	—	(a)
USD*	1	CAD	1	Bank of America N.A.	6/19/15	—	(a)
USD*	576	CHF	576	Bank of America N.A.	6/19/15	(43)
USD*	96	CHF	96	Bank of America N.A.	6/19/15	(7)
USD*	48	CHF	46	Bank of America N.A.	6/19/15	(2)
USD*	38	CHF	37	Bank of America N.A.	6/19/15	(2)
USD*	29	CHF	28	Bank of America N.A.	6/19/15	(1)
USD*	19	CHF	19	Bank of America N.A.	6/19/15	(1)
USD*	3	CHF	3	Bank of America N.A.	6/19/15	—	(a)
USD*	1	CHF	1	Bank of America N.A.	6/19/15	—	(a)
USD*	55	EUR	52	Bank of America N.A.	6/19/15	(3)
USD*	53	EUR	50	Bank of America N.A.	6/19/15	(3)
USD*	33	EUR	30	Bank of America N.A.	6/19/15	(1)
USD*	31	EUR	29	Bank of America N.A.	6/19/15	(2)
USD*	27	EUR	25	Bank of America N.A.	6/19/15	(1)
USD*	20	EUR	18	Bank of America N.A.	6/19/15	(1)
USD*	16	EUR	15	Bank of America N.A.	6/19/15	(1)
USD*	8	EUR	7	Bank of America N.A.	6/19/15	—	(a)
USD*	7	EUR	6	Bank of America N.A.	6/19/15	—	(a)
USD*	2	EUR	2	Bank of America N.A.	6/19/15	—	(a)
USD*	2	EUR	2	Bank of America N.A.	6/19/15	—	(a)
USD*	1	EUR	1	Bank of America N.A.	6/19/15	—	(a)
USD*	1	EUR	1	Bank of America N.A.	6/19/15	—	(a)
USD*	961	GBP	643	Bank of America N.A.	6/19/15	(25)
USD*	152	GBP	102	Bank of America N.A.	6/19/15	(4)
USD*	142	GBP	96	Bank of America N.A.	6/19/15	(6)
USD*	116	GBP	78	Bank of America N.A.	6/19/15	(4)
USD*	45	GBP	30	Bank of America N.A.	6/19/15	(1)
USD*	37	GBP	25	Bank of America N.A.	6/19/15	(1)
USD*	28	GBP	19	Bank of America N.A.	6/19/15	(1)
USD*	22	GBP	15	Bank of America N.A.	6/19/15	(1)
USD*	16	GBP	11	Bank of America N.A.	6/19/15	(1)
USD*	6	GBP	4	Bank of America N.A.	6/19/15	—	(a)
USD*	3	GBP	2	Bank of America N.A.	6/19/15	—	(a)
USD*	1	GBP	1	Bank of America N.A.	6/19/15	—	(a)
USD*	943	JPY	114,174	Bank of America N.A.	6/19/15	(13)
USD*	170	JPY	20,251	Bank of America N.A.	6/19/15	—	(a)
USD*	89	JPY	10,813	Bank of America N.A.	6/19/15	(1)
USD*	73	JPY	8,691	Bank of America N.A.	6/19/15	—	(a)

See Notes to Financial Statements.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

APRIL 30, 2015 (UNAUDITED)

($ reported in thousands)

Forward foreign currency exchange contracts as of April 30, 2015 were as follows: (continued)
Currency Purchased	Value	Currency Sold	Value	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD*	38	JPY	4,521	Bank of America N.A.	6/19/15	—	(a)
USD*	35	JPY	4,132	Bank of America N.A.	6/19/15	—	(a)
USD*	29	JPY	3,479	Bank of America N.A.	6/19/15	—	(a)
USD*	23	JPY	2,723	Bank of America N.A.	6/19/15	—	(a)
USD*	22	JPY	2,571	Bank of America N.A.	6/19/15	—	(a)
USD*	18	JPY	2,126	Bank of America N.A.	6/19/15	—	(a)
USD*	9	JPY	1,035	Bank of America N.A.	6/19/15	—	(a)
USD*	5	JPY	565	Bank of America N.A.	6/19/15	—	(a)
USD*	1	JPY	173	Bank of America N.A.	6/19/15	—	(a)
USD*	—(a)	JPY	8	Bank of America N.A.	6/19/15	—	(a)
USD*	—(a)	JPY	2	Bank of America N.A.	6/19/15	—	(a)
USD*	334	MXN	5,175	Bank of America N.A.	6/19/15	(2)
USD*	18	MXN	287	Bank of America N.A.	6/19/15	—	(a)
USD*	15	MXN	226	Bank of America N.A.	6/19/15	—	(a)
USD*	9	MXN	144	Bank of America N.A.	6/19/15	—	(a)
USD*	6	MXN	97	Bank of America N.A.	6/19/15	—	(a)
USD*	5	MXN	72	Bank of America N.A.	6/19/15	—	(a)
USD*	4	MXN	69	Bank of America N.A.	6/19/15	—	(a)
USD*	4	MXN	60	Bank of America N.A.	6/19/15	—	(a)
USD*	4	MXN	53	Bank of America N.A.	6/19/15	—	(a)
USD*	2	MXN	35	Bank of America N.A.	6/19/15	—	(a)
USD*	2	MXN	26	Bank of America N.A.	6/19/15	—	(a)
USD*	2	MXN	23	Bank of America N.A.	6/19/15	—	(a)
USD*	1	MXN	15	Bank of America N.A.	6/19/15	—	(a)
USD*	372	NZD	506	Bank of America N.A.	6/19/15	(13)
USD*	26	NZD	35	Bank of America N.A.	6/19/15	(1)
USD*	22	NZD	30	Bank of America N.A.	6/19/15	—	(a)
USD*	18	NZD	25	Bank of America N.A.	6/19/15	(1)
USD*	15	NZD	20	Bank of America N.A.	6/19/15	—	(a)
USD*	13	NZD	18	Bank of America N.A.	6/19/15	—	(a)
USD*	8	NZD	11	Bank of America N.A.	6/19/15	—	(a)
USD*	5	NZD	6	Bank of America N.A.	6/19/15	—	(a)
USD*	4	NZD	6	Bank of America N.A.	6/19/15	—	(a)
USD*	1	NZD	1	Bank of America N.A.	6/19/15	—	(a)
USD	415	EUR	365	JPMorgan Chase Bank N.A.	7/23/15	4
USD	100	EUR	86	JPMorgan Chase Bank N.A.	7/23/15	3
USD	33	EUR	28	JPMorgan Chase Bank N.A.	7/23/15	1
USD	25	EUR	21	JPMorgan Chase Bank N.A.	7/23/15	1
USD	315	EUR	292	JPMorgan Chase Bank N.A.	10/02/15	(14)
USD	214	EUR	201	JPMorgan Chase Bank N.A.	9/16/16	(14)
Total						$ (87)

Footnote Legend:

(a)	Amount is less than $500.
*	Non deliverable forward. See Note 3B in the Notes to Financial Statements.

See Notes to Financial Statements.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

APRIL 30, 2015 (UNAUDITED)

($ reported in thousands)

Over-the-counter total return swap outstanding as of April 30, 2015 was as follows:
Reference Entity	Floating Rate(a)	Counterparty	Expiration Date	Notional Amount		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Aldermore Group PLC	1-month LIBOR	Bank of America N.A.	9/12/16	$9	USD	$ 1	$—	$ 1
Arrow Global Group PLC	1-month LIBOR	Bank of America N.A.	8/15/16	36	USD	3	—	3
Auto Trader Group PLC	1-month LIBOR	Bank of America N.A.	9/21/16	11	USD	2	—	2
BB Seguridade Participation	1-month CDI	Bank of America N.A.	9/12/16	12	USD	— (b)	—	— (b)
Card Factory PLC	1-month LIBOR	Bank of America N.A.	8/15/16	20	USD	4	—	4
CRH PLC	1-month EURIBOR	Bank of America N.A.	8/26/16	8	USD	— (b)	—	— (b)
Energy Transfer Equity LP	Federal Funds Effective Rate	Morgan Stanley	5/28/16	365	USD	3	—	3
Galliford TRY PLC	1-month LIBOR	Bank of America N.A.	8/15/16	12	USD	1	—	1
Ingenico	Federal Funds Effective Rate	Morgan Stanley	5/09/16	51	USD	4	—	4
John Laing Group PLC	1-month LIBOR	Bank of America N.A.	9/06/16	23	USD	2	—	2
Naver Corp.	1-month LIBOR	JPMorgan Chase Bank N.A.	4/06/17	192	USD	(3)	—	(3)
Northstar Realty Finance	Federal Funds Effective Rate	Morgan Stanley	4/21/17	451	USD	(5)	—	(5)
NOS SGPS	1-month EURIBOR	Bank of America N.A.	8/15/16	5	USD	1	—	1
Origin Enterprises PLC	1-month EURIBOR	Bank of America N.A.	9/30/16	34	USD	— (b)	—	— (b)
Permanent TSB Group	1-month EURIBOR	Bank of America N.A.	11/01/16	31	USD	5	—	5
Phillips 66 Partners LP	Federal Funds Effective Rate	Morgan Stanley	9/26/16	44	USD	3	—	3
Polypipe Group PLC	1-month LIBOR	Bank of America N.A.	8/15/16	28	USD	1	—	1
RPC Group PLC	1-month LIBOR	Bank of America N.A.	8/15/16	28	USD	2	—	2
Saeta Yield SA	1-month EURIBOR	Bank of America N.A.	9/30/16	6	USD	— (b)	—	— (b)
Shawbrook Group, Ltd.	1-month LIBOR	Bank of America N.A.	10/07/16	21	USD	2	—	2
UBM PLC	1-month LIBOR	Bank of America N.A.	8/15/16	22	USD	1	—	1
Vinci SA	1-month EURIBOR	Bank of America N.A.	8/19/16	14	USD	— (b)	—	— (b)
Total						$ 27	$—	$ 27

Footnote Legend:

(a)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.
(b)	Amount is less than $500.

Over-the-counter total return basket swap(a) outstanding at April 30, 2015 was as follows:
Counterparty	Description	Notional	Termination Date	Value
Morgan Stanley	The Fund pays the total return on a portfolio of short positions and receives the Federal Funds Effective Rate (+/- a spread), which is denominated in U.S. Dollars based on the local currencies of the positions within the swap. The portfolio consists of about 200 short positions in U.S. Equities and ADRs which are diversified across all sectors and have a market cap restricted to the top 700 positions in the Russell 3000. There are no embedded fees.	7,225	4/28/16	$(5)

Footnote Legend:

(a)	Net payment made at reset date.

See Notes to Financial Statements.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

APRIL 30, 2015 (UNAUDITED)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of April 30, 2015 (See Security Valuation Note 2B in the Notes to Financial Statements):

	Total Value at April 30, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Foreign Government Securities	$1,223	$—	$1,005	$218
Municipal Bonds	301	—	301	—
Asset-Backed Securities	396	—	396	—
Corporate Bonds	15,324	—	15,177	147
Convertible Bonds	6,841	—	6,841	—
Loan Agreements	4,635	—	4,635	—
Equity Securities:
Preferred Stock	586	288	298	—
Common Stocks	20,351	19,154	1,197	—
Rights	—(a)	—(a)	—	—
Warrants	5	5	—	—
Exchange-Traded Funds	140	140	—	—
Master Limited Partnerships	5,036	5,036	—	—
Real Estate Investment Trusts	7,719	7,719	—	—
Short-Term Investments	23,966	23,966	—	—
Purchased Options	17	17	—	—
Futures Contracts	114	114	—	—
Foreign currency exchange contracts	142	—	142	—
Over-the-Counter Total Return Swap	35	—	35	—

Total Assets	86,831	56,439	30,027	365

Liabilities:
Securities Sold Short	(7,522)	(7,019)	(503)	—
Written Options	(66)	(66)	—	—
Futures Contracts	(173)	(173)	—	—
Foreign currency exchange contracts	(229)	—	(229)	—
Over-the-Counter Total Return Swap	(8)	—	(8)	—
Over-the-Counter Total Return Basket Swap	(5)	—	(5)	—

Total Liabilities	$(8,003)	$(7,258)	$(745)	$ —

Footnote Legend:

(a)	Amount is less than $500.

Securities held by the Fund with an end of period value of $510,305 were transferred from Level 1 into Level 2 based on our valuation procedures for non-US securities. (See Note 2B in the Notes to Financial Statements).

Securities held by the Fund with an end of period value of $196,639 were transferred from level 2 to level 1 since an exchange price became available.

See Notes to Financial Statements.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

APRIL 30, 2015 (UNAUDITED)

($ reported in thousands)

The following is a reconciliation of assets of the Fund for Level 3 investments which significant unobservable inputs were used to determine fair value.

	Total	Foreign Government Securities	Corporate Bonds	Convertible Bonds
Investments in Securities
Balance as of October 31, 2014	$ 452	$ 236	$ 149	$ 67
Accrued discount/(premium)	—(a)	—(a)	—	—(a)
Realized gain (loss)	(16)	—	—	(16)
Change in unrealized appreciation (depreciation)(b)	5	(18)	(1)	24
Purchases	—	—	—	—
Sales	(75)	—	—	(75)
Transfers into Level 3(c)	—	—	—	—
Transfers from Level 3(c)	—	—	—	—
Paydowns	(1)	—	(1)	—

Balance as of April 30, 2015	$ 365	$ 218 (d)	$ 147 (d)	$ —

Footnote Legend:

(a)	Amount is less than $500.
(b)

Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations. The change in unrealized appreciation (depreciation) on investments still held as of April 30, 2015 was $(19).

(c)	“Transfers into and/or from” represent the ending value as of April 30, 2015, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(d)

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments. None of the securities in this table are internally fair valued.

See Notes to Financial Statements.

VIRTUS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS

APRIL 30, 2015 (UNAUDITED)

($ are reported in thousands)

	PAR
	VALUE	VALUE
U.S. GOVERNMENT SECURITIES—0.8%
Non-Agency—0.8%
United States Treasury Notes 0.500%, 8/31/16	$200	$200

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $200)		200

FOREIGN GOVERNMENT SECURITIES—1.3%
El Salvador Government International Bond 144A 6.375%, 1/18/27(2)	125	128
Sri Lanka Government International Bond 144A 6.000%, 1/14/19(2)	200	207

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $338)		335

MUNICIPAL BONDS—1.9%
Massachusetts—0.5%
Massachusetts Clean Water Trust/The 5.000%, 2/1/45	105	119

New York—1.2%
New York City Transitional Finance Authority Future Tax Secured Revenue, Series B-1 5.000%, 8/1/39	100	113
New York State Dormitory Authority, Series A 5.000%, 2/15/43	175	195

		308

Texas—0.2%
University of Texas System/The 5.000%, 8/15/25	50	63

TOTAL MUNICIPAL BONDS (Identified Cost $506)		490

	PAR
	VALUE	VALUE
MORTGAGED-BACKED SECURITIES—4.5%
Non-Agency—4.5%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 03-AR3, M4 3.340%, 6/25/33(3)	$45	$44
Bear Stearns Commercial Mortgage Securities Trust 07-PW15, AM 5.363%, 2/11/44	125	129
Citigroup Mortgage Loan Trust, Inc. 03-UP3, A2 7.000%, 9/25/33	50	52
Citigroup Mortgage Loan Trust, Inc. 04-UST1, A3 2.138%, 8/25/34(3)	18	18
Credit Suisse Commercial Mortgage Trust 07-C5, A1AM 5.870%, 9/15/40(3)	200	204
FNMA Connecticut Avenue Securities 14-C02, 2M2 2.781%, 5/25/24(3)	250	233
GSR Mortgage Loan Trust 05-5F, B1 5.752%, 6/25/35(3)	197	196
GSR Mortgage Loan Trust 07-1F, 2A2 5.500%, 1/25/37	27	26
Hilton USA Trust 13-HLT, EFX 144A 5.222%, 11/5/30(2)(3)	250	256
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 03-34A, 6A 2.596%, 11/25/33(3)	12	12

TOTAL MORTGAGED-BACKED SECURITIES (Identified Cost $1,173)		1,170

ASSET-BACKED SECURITIES—6.1%
American Homes 4 Rent 14-SFR2, C 144A 4.705%, 10/17/36(2)	280	300

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES—continued
Carnow Auto Receivables Trust 14-1A, D 144A 4.160%, 11/15/18(2)	$250	$248
Domino’s Pizza Master Issuer LLC 12-1A, A2 144A 5.216%, 1/25/42(2)	145	151
Drive Auto Receivables Trust 15-AA, D 144A 4.120%, 6/15/22(2)	130	131
Exeter Automobile Receivables Trust 14-3A, D 144A 5.690%, 4/15/21(2)	125	126
Foursight Capital Automobile Receivables Trust 14-1, B 144A 3.560%, 11/22/21(2)	250	253
Leaf Receivables Funding 10 LLC 15-1, E2 144A 6.000%, 6/15/23(2)	100	98
New Century Home Equity Loan Trust 05-A, A4W 5.035%, 8/25/35(3)	41	43
Structured Asset Securities Corp. Pass-Through Certificates Series 02-AL1, A3 3.450%, 2/25/32	35	35
VOLT XXII LLC 15-NPL4, A1 144A 3.500%, 2/25/55(2)(3)	90	90
VOLT XXXI LLC 15-NPL2, A1 144A 3.375%, 2/25/55(2)(3)	97	97

TOTAL ASSET-BACKED SECURITIES (Identified Cost $1,549)		1,572

CORPORATE BONDS—68.2%

Consumer Discretionary—12.8%
Acosta, Inc. 144A 7.750%, 10/1/22(2)	125	128
Argos Merger Sub, Inc. 144A 7.125%, 3/15/23(2)	145	153
Boyd Gaming Corp. 9.000%, 7/1/20	135	147

See Notes to Financial Statements.

VIRTUS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS  (Continued)

APRIL 30, 2015 (UNAUDITED)

($ are reported in thousands)

	PAR
	VALUE	VALUE
Consumer Discretionary—continued
Cequel Communications Holdings I LLC / Cequel Capital Corp. 144A 5.125%, 12/15/21(2)	$150	$151
Clear Channel Worldwide Holdings, Inc. 7.625%, 3/15/20	145	153
CSC Holdings LLC 144A 5.250%, 6/1/24(2)	125	131
Cumulus Media Holdings, Inc. 7.750%, 5/1/19	155	150
Family Tree Escrow LLC 144A 5.750%, 3/1/23(2)	60	63
Intelsat Jackson Holdings SA 5.500%, 8/1/23	130	123
International Game Technology PLC 144A 5.625%, 2/15/20(2)	200	198
Isle of Capri Casinos, Inc. 5.875%, 3/15/21	140	145
Landry’s, Inc. 144A 9.375%, 5/1/20(2)	175	188
Lear Corp. 5.250%, 1/15/25	120	123
MDC Holdings, Inc. 5.500%, 1/15/24	65	65
Meritor, Inc. 6.750%, 6/15/21	125	131
MGM Resorts International 6.000%, 3/15/23(4)	130	135
MPG Holdco I, Inc. 144A 7.375%, 10/15/22(2)	60	64
NCL Corp., Ltd. 144A 5.250%, 11/15/19(2)	15	16
New York University 4.142%, 7/1/48	25	25
Penn National Gaming, Inc. 5.875%, 11/1/21	70	70
Pinnacle Entertainment, Inc. 6.375%, 8/1/21	150	160
RCN Telecom Services LLC / RCN Capital Corp. 144A 8.500%, 8/15/20(2)	85	91

	PAR
	VALUE	VALUE
Consumer Discretionary—continued
RHP Hotel Properties LP / RHP Finance Corp. 144A 5.000%, 4/15/23(2)	$10	$10
RSI Home Products, Inc. 144A 6.500%, 3/15/23(2)	30	31
Scientific Games International, Inc. 144A 7.000%, 1/1/22(2)	145	152
Signet UK Finance PLC 4.700%, 6/15/24	75	78
Standard Pacific Corp. 5.875%, 11/15/24	40	42
Station Casinos LLC 7.500%, 3/1/21	150	162
Taylor Morrison Communities, Inc. / Monarch Communities, Inc. 144A 5.250%, 4/15/21(2)	60	61
Tenneco, Inc. 5.375%, 12/15/24	35	37
TRI Pointe Holdings, Inc. 144A 5.875%, 6/15/24(2)	130	129

		3,312

Consumer Staples—1.0%
Dole Food Co., Inc. 144A 7.250%, 5/1/19(2)	85	87
Pilgrim’s Pride Corp. 144A 5.750%, 3/15/25(2)	25	26
Rite Aid Corp. 6.750%, 6/15/21	120	127
Rite Aid Corp. 144A 6.125%, 4/1/23(2)	20	21

		261

Energy—8.3%
Antero Resources Corp. 144A 5.625%, 6/1/23(2)	70	72
Blue Racer Midstream LLC / Blue Racer Finance Corp. 144A 6.125%, 11/15/22(2)	90	94
Carrizo Oil & Gas, Inc. 7.500%, 9/15/20	65	69

	PAR VALUE	VALUE
Energy—continued
Chesapeake Energy Corp. 6.625%, 8/15/20	$80	$83
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 144A 6.250%, 4/1/23(2)	105	110
Ensco PLC 5.200%, 3/15/25	12	12
Gulfport Energy Corp. 7.750%, 11/1/20	45	48
Halcon Resources Corp. 8.875%, 5/15/21	155	122
Helmerich & Payne International Drilling Co. 144A 4.650%, 3/15/25(2)	55	58
Kinder Morgan, Inc./DE 7.750%, 1/15/32	55	66
Kinder Morgan, Inc./DE 144A 5.625%, 11/15/23(2)	60	66
Laredo Petroleum, Inc. 6.250%, 3/15/23	25	26
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. 4.875%, 12/1/24	120	125
MEG Energy Corp. 144A 7.000%, 3/31/24(2)	90	90
Newfield Exploration Co. 5.375%, 1/1/26	130	135
NGL Energy Partners LP / NGL Energy Finance Corp. 5.125%, 7/15/19	100	99
Odebrecht Offshore Drilling Finance Ltd. 144A 6.750%, 10/1/22(2)(4)	195	168
Pacific Rubiales Energy Corp. 144A 5.375%, 1/26/19(2)	155	122
Petroleos Mexicanos 144A 4.250%, 1/15/25(2)	100	100
5.500%, 6/27/44(2)	100	99

See Notes to Financial Statements.

VIRTUS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS  (Continued)

APRIL 30, 2015 (UNAUDITED)

($ are reported in thousands)

	PAR
	VALUE	VALUE
Energy—continued
QGOG Constellation SA 144A 6.250%, 11/9/19(2)	$200	$145
SM Energy Co. 144A 6.125%, 11/15/22(2)	100	105
Sunoco LP / Sunoco Finance Corp. 144A 6.375%, 4/1/23(2)	55	57
Whiting Petroleum Corp. 144A 6.250%, 4/1/23(2)	80	83

		2,154

Financials—16.5%
Aircastle, Ltd. 5.125%, 3/15/21	155	163
Allstate Corp. (The) 5.750%, 8/15/53(3)	115	125
Ally Financial, Inc. 3.250%, 2/13/18	25	25
4.125%, 3/30/20	45	45
4.125%, 2/13/22	40	39
4.625%, 3/30/25	40	40
Ares Capital Corp. 3.875%, 1/15/20	55	56
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 144A 5.250%, 3/15/25(2)	130	129
Banco Internacional del Peru SAA 144A 5.750%, 10/7/20(2)	115	127
Bank of America Corp. 4.200%, 8/26/24	60	61
Bank of Georgia JSC 144A 7.750%, 7/5/17(2)	200	211
Braskem America Finance Co. RegS 7.125%, 7/22/41(4)(5)	200	193
Citizens Financial Group, Inc. 144A 5.500%, 12/29/49(2)(3)	70	69
Corpbanca SA 144A 3.875%, 9/22/19(2)	200	205
Corporate Office Properties LP 3.600%, 5/15/23	65	63
Discover Financial Services 3.950%, 11/6/24	75	76
DuPont Fabros Technology LP 5.875%, 9/15/21	65	68

	PAR
	VALUE	VALUE
Financials—continued
E*TRADE Financial Corp. 5.375%, 11/15/22	$125	$133
First Cash Financial Services, Inc. 6.750%, 4/1/21	60	62
First Niagara Financial Group, Inc. 6.750%, 3/19/20(4)	130	143
FS Investment Corp. 4.250%, 1/15/20	130	132
Genworth Holdings, Inc. 4.900%, 8/15/23	90	79
GLP Capital LP / GLP Financing II, Inc. 4.875%, 11/1/20	85	87
Guanay Finance, Ltd. 144A 6.000%, 12/15/20(2)	250	263
Healthcare Realty Trust, Inc. 3.875%, 5/1/25	40	40
Hertz Corp./The 6.250%, 10/15/22	111	115
Hospitality Properties Trust 4.500%, 3/15/25	125	127
ICICI Bank Ltd/Dubai 144A 4.800%, 5/22/19(2)(4)	200	215
iStar Financial, Inc. 5.000%, 7/1/19	110	110
JPMorgan Chase & Co. 5.300%, 12/29/49(3)	25	25
MPT Operating Partnership LP / MPT Finance Corp. 5.500%, 5/1/24	10	11
Nationstar Mortgage LLC / Nationstar Capital Corp. 6.500%, 7/1/21	65	64
Nordea Bank AB 144A 4.250%, 9/21/22(2)(4)	200	209
PKO Finance AB (PKO Bank PL) 144A 4.630%, 9/26/22(2)(4)(6)	200	214
Select Income REIT 4.500%, 2/1/25	100	100
Springleaf Finance Corp. 5.250%, 12/15/19	125	126

	PAR
	VALUE	VALUE
Financials—continued
TIAA Asset Management Finance Co. LLC 144A 4.125%, 11/1/24(2)	$110	$115
Voya Financial, Inc. 5.650%, 5/15/53(3)	100	105
York Risk Services Holding Corp. 144A 8.500%, 10/1/22(2)	80	76

		4,246

Health Care—5.3%
Amsurg Corp. 5.625%, 7/15/22	60	61
Centene Corp. 4.750%, 5/15/22	100	105
Concordia Healthcare Corp. 144A 7.000%, 4/15/23(2)	100	102
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp. 144A 8.125%, 6/15/21(2)	50	51
Endo Finance LLC / Endo Finco, Inc. 144A 5.375%, 1/15/23(2)	80	79
ExamWorks Group, Inc. 5.625%, 4/15/23	25	26
HCA, Inc. 6.500%, 2/15/20	55	63
7.500%, 2/15/22	85	100
5.375%, 2/1/25	40	42
JLL/Delta Dutch Pledgeco BV PIK 144A 8.750%, 5/1/20(2)(7)	60	61
Mallinckrodt International Finance SA / Mallinckrodt CB LLC 144A 4.875%, 4/15/20(2)	5	5
5.500%, 4/15/25(2)	5	5
Owens & Minor, Inc. 3.875%, 9/15/21	20	21
Surgical Care Affiliates, Inc. 144A 6.000%, 4/1/23(2)	109	112
Tenet Healthcare Corp. 4.750%, 6/1/20	75	76
8.125%, 4/1/22	65	71

See Notes to Financial Statements.

VIRTUS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS  (Continued)

APRIL 30, 2015 (UNAUDITED)

($ are reported in thousands)

	PAR
	VALUE	VALUE
Health Care—continued
Tenet Healthcare Corp. 144A 5.500%, 3/1/19(2)	$75	$76
Valeant Pharmaceuticals International, Inc. 144A 5.375%, 3/15/20(2)	50	51
7.250%, 7/15/22(2)	125	134
5.500%, 3/1/23(2)	35	35
5.875%, 5/15/23(2)	50	51
6.125%, 4/15/25(2)	40	42

		1,369

Industrials—8.7%
ADT Corp./The 6.250%, 10/15/21(4)	155	167
Ahern Rentals, Inc. 144A 9.500%, 6/15/18(2)	135	146
7.375%, 5/15/23(2)	70	71
Air Canada 144A 6.750%, 10/1/19(2)	140	150
Air Canada Pass-Through-Trust 13-1, B 144A 5.375%, 5/15/21(2)	148	156
American Airlines Group, Inc. 144A 4.625%, 3/1/20(2)	35	35
American Airlines Pass Through Trust 14-1, B 4.375%, 10/1/22	238	247
Bombardier, Inc. 144A 6.125%, 1/15/23(2)	130	125
Builders FirstSource, Inc. 144A 7.625%, 6/1/21(2)	120	126
Building Materials Corp. of America 144A 5.375%, 11/15/24(2)	60	62
Harland Clarke Holdings Corp. 144A 6.875%, 3/1/20(2)	35	36
9.250%, 3/1/21(2)	50	49
HD Supply, Inc. 144A 5.250%, 12/15/21(2)	150	156
Huntington Ingalls Industries, Inc. 144A 5.000%, 12/15/21(2)	60	62
Masco Corp. 5.950%, 3/15/22	135	152

	PAR
	VALUE	VALUE
Industrials—continued
Masonite International Corp. 144A 5.625%, 3/15/23(2)	$30	$32
NCI Building Systems, Inc. 144A 8.250%, 1/15/23(2)	75	80
Nortek, Inc. 8.500%, 4/15/21	75	81
Oshkosh Corp. 144A 5.375%, 3/1/25(2)	35	36
Penske Truck Leasing Co. LP / PTL Finance Corp. 144A 3.375%, 2/1/22(2)	35	35
United Rentals North America, Inc. 5.500%, 7/15/25	110	112
US Airways 12-2 Class C Pass Through Trust 5.450%, 6/3/18	125	129

		2,245

Information Technology—2.3%
First Data Corp. 11.750%, 8/15/21	115	133
First Data Corp. 144A 8.250%, 1/15/21(2)	115	122
Interactive Data Corp. 144A 5.875%, 4/15/19(2)	85	86
Juniper Networks, Inc. 3.300%, 6/15/20	15	15
KLA-Tencor Corp. 4.650%, 11/1/24	65	67
Project Homestake Merger Corp. 144A 8.875%, 3/1/23(2)	65	66
SunGard Data Systems, Inc. 6.625%, 11/1/19	90	94

		583

Materials—6.6%
Alpek SAB de CV 144A 5.375%, 8/8/23(2)(4)	200	216
Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II 144A 6.000%, 6/15/17(2)	150	152
Cascades, Inc. 144A 5.500%, 7/15/22(2)	125	127

	PAR
	VALUE	VALUE
Materials—continued
Cemex SAB de CV 144A 7.250%, 1/15/21(2)(4)	$200	$217
FMG Resources August 2006 Property Ltd. 144A 8.250%, 11/1/19(2)	90	79
9.750%, 3/1/22(2)	25	26
INEOS Group Holdings SA 144A 5.875%, 2/15/19(2)	200	203
Mercer International, Inc. 7.000%, 12/1/19	45	48
Methanex Corp. 4.250%, 12/1/24	65	66
Sappi Papier Holding GmbH 144A 6.625%, 4/15/21(2)	200	210
Tronox Finance LLC 6.375%, 8/15/20	55	54
United States Steel Corp. 6.875%, 4/1/21	115	116
Vedanta Resources plc 144A 6.000%, 1/31/19(2)	200	191

		1,705

Telecommunication Services—4.8%
Altice SA 144A 7.625%, 2/15/25(2)	200	203
AT&T, Inc. 3.000%, 6/30/22	25	25
CenturyLink, Inc. 5.625%, 4/1/20	145	153
Frontier Communications Corp. 6.250%, 9/15/21	150	149
Level 3 Financing, Inc. 7.000%, 6/1/20	145	156
Sprint Communications, Inc. 6.000%, 11/15/22	175	165
T-Mobile USA, Inc. 6.125%, 1/15/22	120	124
West Corp. 144A 5.375%, 7/15/22(2)	100	97
Windstream Corp. 7.750%, 10/15/20	150	155

		1,227

See Notes to Financial Statements.

VIRTUS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS  (Continued)

APRIL 30, 2015 (UNAUDITED)

($ are reported in thousands)

	PAR VALUE	VALUE
Utilities—1.9%
AmeriGas Finance LLC / AmeriGas Finance Corp. 7.000%, 5/20/22	$135	$145
Calpine Corp. 5.375%, 1/15/23	64	65
Dynegy, Inc. 144A 7.375%, 11/1/22(2)	55	59
7.625%, 11/1/24(2)	30	32
Majapahit Holding BV 144A 7.750%, 1/20/20(2)	100	118
TerraForm Power Operating LLC 144A 5.875%, 2/1/23(2)	60	63

		482
TOTAL CORPORATE BONDS (Identified Cost $17,553)		17,584
LOAN AGREEMENTS—13.7%
Consumer Discretionary—4.4%
Aristocrat Leisure Ltd. 4.750%, 10/20/21	122	123
Caesars Entertainment Operating Company, Inc. (fka Harrah’s Operating Company, Inc.), Term Loan B-7 6.500%, 1/28/18(8)	159	147
Caesars Entertainment Resort Properties LLC, Term Loan B 7.000%, 10/11/20	65	62
CBAC Borrower LLC, Term Loan B 8.250%, 7/2/20	145	143
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.) Tranche D 6.934%, 1/30/19	95	91
Laureate Education, Inc. 0.000%, 6/15/18(9)	65	63
Mohegan Tribal Gaming Authority, Term Loan B 5.500%, 11/19/19	105	105
Peppermill Casinos, Inc., Term Loan B 7.250%, 11/9/18	125	126

	PAR VALUE	VALUE
Consumer Discretionary—continued
Shingle Springs Tribal Gaming Authority 6.250%, 8/29/19	$129	$130
TWCC Holding Corp., Second Lien 7.000%, 6/26/20	150	141

		1,131

Consumer Staples—0.4%
Albertson’s LLC, Term Loan B-4-1 5.500%, 8/25/21	101	102

Energy—1.8%
Drillships Financing Holding, Inc. (Ocean Rig), Tranche B-1 6.000%, 3/31/21	124	101
Fieldwood Energy LLC, Second Lien 8.375%, 9/30/20	145	114
Jonah Energy LLC, Second Lien 7.500%, 5/12/21	155	144
Templar Energy LLC, Second Lien 8.500%, 11/25/20	155	118

		477

Financials—0.6%
Capital Automotive LP, Second Lien 6.000%, 4/30/20	40	41
Walter Investment Management Corp., Tranche B 4.750%, 12/18/20	114	109

		150

Health Care—1.3%
21St Century Oncology Holdings, Inc. 0.000%, 4/28/22(9)	26	26
American Renal Holdings, Second Lien 8.500%, 3/20/20	100	100
Ardent Medical Services, Inc. Second Lien 11.000%, 1/2/19	60	61

	PAR VALUE	VALUE
Health Care—continued
Inventiv Health, Inc. (fka Ventive Health, Inc.), Term Loan B-4 7.750%, 5/15/18	$155	$155

		342

Industrials—1.3%
CHG Healthcare Services, Inc. (fka CHG Buyer Corp.), Second Lien 9.000%, 11/19/20	133	134
DynCorp International, Inc. 6.250%, 7/7/16	79	79
Sedgwick Claims Management Services, Inc. Second Lien 6.750%, 2/28/22	125	124

		337

Information Technology—2.8%
Applied Systems, Inc., Second Lien 7.500%, 1/24/22	96	97
Blue Coat Systems, Inc., Second Lien 9.500%, 6/26/20	105	107
Deltek, Inc., Second Lien 10.000%, 10/10/19	14	14
Evergreen Skills Lux S.À R.L., First Lien 5.750%, 4/28/21	66	66
Kronos, Inc., Second Lien 9.750%, 4/30/20	150	155
Mitchell International, Inc., Second Lien 8.500%, 10/11/21	150	150
Presidio, Inc., Term Loan B 6.250%, 2/2/22	100	101
Riverbed Technology, Inc. 0.000%, 4/24/22(9)	30	31

		721

Materials—0.5%
Noranda Aluminum Acquisition Corp., Term Loan B 5.750%, 2/28/19	129	121

See Notes to Financial Statements.

VIRTUS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS  (Continued)

APRIL 30, 2015 (UNAUDITED)

($ are reported in thousands)

	PAR VALUE		VALUE
Telecommunication Services—0.6%
Global Tel*Link Corp., Second Lien 9.000%, 11/23/20	$160		$154

TOTAL LOAN AGREEMENTS (Identified Cost $3,658)			3,535

	SHARES
PREFERRED STOCK—0.6%
Financials—0.6%
Citigroup, Inc. 5.800%(3)	125	(10)	126
SunTrust Banks, Inc. 5.625%(3)	30	(10)	30

			156

TOTAL PREFERRED STOCK (Identified Cost $156)			156

	CONTRACTS
PURCHASED OPTIONS—0.1%
Call Options—0.0%
S&P 500 Index Expiring 05/01/15 Strike Price $2,225	85		—
S&P 500 Index Expiring 05/08/15 Strike Price $2,235	102		—

			—

Put Options—0.1%
S&P 500 Index Expiring 05/01/15 Strike Price $1,930	85		1
S&P 500 Index Expiring 05/08/15 Strike Price $1,995	102		17

			18

TOTAL PURCHASED OPTIONS (Identified Cost $24)			18

TOTAL LONG TERM INVESTMENTS — 97.2%
(Identified Cost $25,157)			$25,060

	SHARES	VALUE
SHORT-TERM INVESTMENTS—0.9%
Money Market Mutual Funds—0.9%
BlackRock Liquidity Funds TempFund Portfolio - Institutional Shares (Seven-day effective yield 0.080%)	232,788	$233

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $233)		233

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS — 98.1%
(Identified Cost $25,390)		25,293	(1)

	CONTRACTS
WRITTEN OPTIONS—(0.2)%
Call Options—0.0%
S&P 500 Index Expiring 05/01/15 Strike Price $2,165	(85)	—	(11)
S&P 500 Index Expiring 05/08/15 Strike Price $2,185	(102)	(1)

		(1)

Put Options—(0.2)%
S&P 500 Index Expiring 05/01/15 Strike Price $1,990	(85)	(2)
S&P 500 Index Expiring 05/08/15 Strike Price $2,045	(102)	(58)

		(60)

TOTAL WRITTEN OPTIONS (Proceeds $69)		(61	)(1)

TOTAL INVESTMENTS NET OF WRITTEN OPTIONS — 97.9%
(Identified Cost $25,321)		$25,232
Other assets and liabilities, net — 2.1%		548

NET ASSETS — 100.0%		$25,780

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at April 30, 2015, see Note 11 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2015, these securities amounted to a value of $11,415 or 44.3% of net assets.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at April 30, 2015.
(4)	All or a portion segregated as collateral for written options and over-the-counter credit default swaps.
(5)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(6)	This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(7)	0% of the income received was in cash and 0% in PIK.
(8)	Security in default, interest payments are being received during the bankruptcy proceedings.
(9)	This loan will settle after April 30, 2015, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be known.
(10)	Amount shown is par value.
(11)	Amount is less than $500.

See Notes to Financial Statements.

VIRTUS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2015 (UNAUDITED)

($ are reported in thousands)

Abbreviations:

LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment in Kind
PLC	Public Limited Company
REIT	Real Estate Investment Trusts
S&P	Standard & Poor’s

Foreign Currencies:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	European Currency Unit
JPY	Japanese Yen
USD	United States Dollar

Country Weightings (Unaudited)†
United States	77%
Canada	4
Mexico	3
Luxembourg	2
Cayman Islands	2
United Kingdom	2
Sweden	2
Other	8
Total	100%
†% of total investments, net of securities sold short, as of April 30, 2015

Forward foreign currency exchange contracts as of April 30, 2015 were as follows:
Currency Purchased	Value	Currency Sold	Value	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	74	USD	57	JPMorgan Chase Bank N.A.	6/15/15	$ 1
CAD	70	USD	56	JPMorgan Chase Bank N.A.	6/12/15	2
EUR	48	USD	56	JPMorgan Chase Bank N.A.	6/15/15	(2)
USD	60	AUD	74	JPMorgan Chase Bank N.A.	6/15/15	2
USD	60	CAD	70	JPMorgan Chase Bank N.A.	6/15/15	2
USD	60	EUR	48	JPMorgan Chase Bank N.A.	6/15/15	6
USD	60	JPY	7,156	JPMorgan Chase Bank N.A.	6/15/15	—	(a)
Total						$11

Footnote Legend:

(a)	Amount is less than $500.

Over-the-counter credit default swaps- sell protection(1) outstanding as of April 30, 2015 were as follows:
Reference Entity	Counterparty	Fixed Receive Rate	Expiration Date	Notional Amount(2)		Market Value	Premiums (Received)	Unrealized Appreciation (Depreciation)
iHeartCommunications, Inc.	JPMorgan Chase Bank N.A.	5%	12/20/16	100	USD	$(4)	$(8)	$4
Total						$(4)	$(8)	$4

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Notes to Financial Statements.

VIRTUS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2015 (UNAUDITED)

($ are reported in thousands)

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

Type of Reference Asset of which the Fund Sold Protection	Total Maximum Potential Payments for Selling Credit Protection (Undiscounted)	Amount Recoverable*	Reference Asset Rating Range**
iHeartCommunications, Inc. 2 Year CDS	$100	$—	CCC+

*

The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds collateral which can offset or reduce potential payments under a triggering event.

**

The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor’s rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.

The following table provides a summary of inputs used to value the Fund’s investments as of April 30, 2015 (See Security Valuation Note 2B in the Notes to Financial Statements):

	Total Value at April 30, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
U.S. Government Securities	$200	$—	$200	$—
Foreign Government Securities	335	—	335	—
Municipal Bonds	490	—	490	—
Mortgaged-Backed Securities	1,170	—	1,170	—
Asset-Backed Securities	1,572	—	1,572	—
Corporate Bonds	17,584	—	17,584	—
Loan Agreements	3,535	—	3,535	—
Equity Securities:
Preferred Stock	156	—	156	—
Purchased Options	18	18	—	—
Short-Term Investments	233	233	—	—
Foreign currency exchange contracts	13	—	13	—

Total Assets	25,306	251	25,055	—

Liabilities:
Written Options	(61)	(61)	—	—
Foreign currency exchange contracts	(2)	—	(2)	—
Credit Default Swaps	(4)	—	(4)	—

Total Liabilities	$(67)	$(61)	$(6)	$—

There were no transfers between level 1 and level 2 related to securities held at April 30, 2015.

There are no Level 3 (significant unobservable input) priced securities.

See Notes to Financial Statements.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

STATEMENTS OF ASSETS AND LIABILITIES

April 30, 2015 (UNAUDITED)

(Reported in thousands except shares and per share amounts)

	Virtus Alternative Income Solution Fund	Virtus Alternative Inflation Solution Fund		Virtus Alternative Total Solution Fund(1)	Virtus Strategic Income
Assets
Investment in securities at value(2)	$42,116	$32,884		$86,540	$25,293
Foreign currency at value(3)	6	9		—	—
Cash	15	—		—	12
Cash pledged for futures contracts	38	404		689	—
Cash pledged as collateral for swaps	—	—		1,320	16
Cash pledged as collateral for securities sold short and options	29	30		74	12
Deposits with prime broker	940	1,127		4,954	250
Variation margin receivable on futures contracts	1	5		4	—
Swaps at value	—	—		35	—
Unrealized appreciation on forward foreign currency exchange contracts	11	1		142	13
Receivables
Investment securities sold	311	162		3,164	309
Swaps premium receivable	—	—		90	—
Fund shares sold	16	—	(a)	981	2
Dividends and interest receivable	407	132		416	313
From adviser	—	—		—	3
Tax Reclaims	2	2		2	—
Prepaid expenses	21	19		37	19

Total assets	43,913	34,775		98,448	26,242

Liabilities
Foreign currency overdraft	—	—		3	—
Cash overdraft	—	—		72	—
Written options at value(4)	—	—		66	61
Securities sold short at value(5)	1,002	1,201		7,522	—
Dividends payable for securities sold short	—	—		4	—
Variation margin payable on futures contracts	—	—		105	—
Swaps at value (6)	—	—		13	4
Unrealized depreciation on forward foreign currency exchange contracts	31	4		229	2
Payables
Fund shares repurchased	—	—		18	—	(a)
Investment securities purchased	308	100		3,516	345
Investment advisory fee	21	9		78	—
Distribution and service fees	1	—	(a)	4	—	(a)
Administration and sub-administration fees	40	39		51	19
Transfer agent fees and expenses	— (a)	—	(a)	2	—	(a)
Trustees’ fees and expenses	9	7		14	1
Professional fees	43	28		55	30
Other accrued expenses	164	203		28	—	(a)

Total liabilities	1,619	1,591		11,780	462

Net Assets	$42,294	$33,184		$86,668	$25,780

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$43,013	$32,959		$85,880	$25,644
Accumulated undistributed net investment income (loss)	177	(73)		128	(19)
Accumulated undistributed net realized gain (loss)	(375)	(545)		1,388	229
Net unrealized appreciation (depreciation) on investments	(521)	843		(728)	(74)

Net Assets	$42,294	$33,184		$86,668	$25,780

See Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

April 30, 2015 (UNAUDITED)

(Reported in thousands except shares and per share amounts)

	Virtus Alternative Income Solution Fund	Virtus Alternative Inflation Solution Fund	Virtus Alternative Total Solution Fund(1)	Virtus Strategic Income
Class A
Net asset value (net assets/shares outstanding) per share*	$9.84	$10.06	$10.12	$10.03
Maximum offering price per share NAV/(1-5.75%) (NAV/(1-3.75%) for Strategic Income)	$10.44	$10.67	$10.74	$10.42
Shares of beneficial interest outstanding, no par value, unlimited authorization	77,394	77,131	1,195,100	10,621
Net Assets	$761	$776	$12,092	$107
Class C
Net asset value (net assets/shares outstanding) and offering price per share*	$9.82	$10.00	$10.06	$10.04
Shares of beneficial interest outstanding, no par value, unlimited authorization	63,964	17,774	253,178	17,545
Net Assets	$628	$178	$2,546	$176
Class I
Net asset value (net assets/shares outstanding), offering price and redemption per share	$9.84	$10.07	$10.14	$10.04
Shares of beneficial interest outstanding, no par value, unlimited authorization	4,155,650	3,199,852	7,090,298	2,540,006
Net Assets	$40,905	$32,230	$71,928	$25,497
Class R6
Net asset value (net assets/shares outstanding), offering price and redemption per share	$—	$—	$10.15	$—
Shares of beneficial interest outstanding, no par value, unlimited authorization	—	—	10,026	—
Net Assets	$—	$—	$102	$—

(1) Consolidated Statement of Assets and Liabilities
(2) Investment in unaffiliated securities at cost	$42,646	$32,151	$87,131	$25,390
(3) Foreign currency at cost	6	8	(3)	—
(4) Proceeds from written options	—	—	(31)	69
(5) Proceeds from securities sold short	(1,042)	(1,249)	(7,737)	—
(6) Includes premiums received on over-the-counter swaps	—	—	—	(8)

* Redemption price per share is equal to the Net Asset Value per share, less any applicable contingent deferred sales charges.

Footnote Legend:

(a) Amount is less than $500.

See Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST

STATEMENTS OF OPERATIONS

SIX MONTHS ENDED APRIL 30, 2015 (UNAUDITED)

($ reported in thousands)

	Virtus Alternative Income Solution Fund	Virtus Alternative Inflation Solution Fund	Virtus Alternative Total Solution Fund(1)	Virtus Strategic Income Fund
Investment Income
Dividends	$ 181	$ 189	$ 270	$ —
Interest	1,024	177	910	661
Foreign taxes withheld	(8)	(10)	(11)	—

Total investment income	1,197	356	1,169	661

Expenses
Investment advisory fees	374	284	764	101
Distribution and service fees, Class A	1	1	12	1
Distribution and service fees, Class C	3	1	9	1
Administration fees	21	16	38	13
Sub-administration Fees	116	116	153	53
Transfer agent fees and expenses	8	6	24	5
Registration fees	31	31	35	27
Printing fees and expenses	7	6	12	2
Custodian fees	22	9	32	3
Professional fees	42	45	50	30
Trustee’s fees and expenses	37	29	60	23
Offering expenses	5	5	5	—
Miscellaneous expenses	22	15	38	16

Total expenses	689	564	1,232	275

Dividend expense on securities sold short	37	41	98	—

Interest expense on securities sold short, written options and borrowings	—	—	10	8

Total expenses, including dividend expense on securities sold short, and interest expense on securities sold short, written options and borrowings	726	605	1,340	283

Less expenses reimbursed and/or waived by investment adviser	(190)	(173)	(291)	(98)
Less expenses waived by sub-administrator	(39)	(41)	(31)	(31)

Net expenses	497	391	1,018	154

Net investment income (loss)	700	(35)	151	507

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	(452)	(60)	781	(599)
Net realized gain (loss) on foreign currency transactions	151	15	522	—
Net realized gain (loss) on futures	(55)	(327)	1,015	—
Net realized gain (loss) on written options	—	—	36	938
Net realized gain (loss) on swaps	—	—	(430)	31
Net change in unrealized appreciation (depreciation) on investments	(434)	66	(1,050)	(32)
Net change in unrealized appreciation (depreciation) on securities sold short	127	141	483	—
Net change in unrealized appreciation (depreciation) on foreign currency transactions	(43)	(7)	(208)	11
Net change in unrealized appreciation (depreciation) on futures	10	129	(304)	—
Net change in unrealized appreciation (depreciation) on written options	—	—	(35)	(8)
Net change in unrealized appreciation (depreciation) on swaps	—	—	25	(27)

Net gain (loss) on investments	(696)	(43)	835	314

Net increase (decrease) in net assets resulting from operations	$ 4	$ (78)	$ 986	$ 821

Footnote Legend:

(1) Consolidated Statement of Operations.

See Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Virtus Alternative Income Solution Fund		Virtus Alternative Inflation Solution Fund
	Six Months Ended April 30, 2015 (Unaudited)	From Inception April 23, 2014 to October 31, 2014	Six Months Ended April 30, 2015 (Unaudited)	From Inception April 23, 2014 to October 31, 2014
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$700	$604	$(35)	$50
Net realized gain (loss)	(356)	316	(372)	(172)
Net change in unrealized appreciation (depreciation)	(340)	(181)	329	514

Increase (decrease) in net assets resulting from operations	4	739	(78)	392

From Distributions to Shareholders
Net investment income, Class A	(9)	(7)	(1)	—
Net investment income, Class C	(5)	(3)	—	—
Net investment income, Class I	(501)	(592)	(87)	—
Net realized short-term gains, Class A	(5)	(1)	—	—
Net realized short-term gains, Class C	(4)	— (1)	—	—
Net realized short-term gains, Class I	(256)	(62)	—	—
Net realized long-term gains, Class A	— (1)	—	—	—
Net realized long-term gains, Class C	— (1)	—	—	—
Net realized long-term gains, Class I	(16)	—	—	—

Decrease in net assets from distributions to shareholders	(796)	(665)	(88)	—

From Share Transactions (See Note 6)
Change in net assets from share transactions, Class A	30	759	278	503
Change in net assets from share transactions, Class C	247	392	27	151
Change in net assets from share transactions, Class I	229	41,355	100	31,899

Increase (decrease) in net assets from share transactions	506	42,506	405	32,553

Net increase (decrease) in net assets	(286)	42,580	239	32,945
Net Assets
Beginning of period	42,580	—	32,945	—

End of period	$42,294	$42,580	$33,184	$32,945

Accumulated undistributed net investment income (loss) at end of period	$177	$(8)	$(73)	$50

Footnote Legend:

(1) Amount is less than $500.

See Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Virtus Alternative Total Solution Fund(1)		Virtus Strategic Income Fund
	Six Months Ended April 30, 2015 (Unaudited)	From Inception April 23, 2014 to October 31, 2014	Six Months Ended April 30, 2015 (Unaudited)	From Inception September 8, 2014 to October 31, 2014
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$151	$(17)	$507	$74
Net realized gain (loss)	1,924	450	370	(139)
Net change in unrealized appreciation (depreciation)	(1,089)	559	(56)	(18)

Increase (decrease) in net assets resulting from operations	986	992	821	(83)

From Distributions to Shareholders
Net investment income, Class A	(20)	—	(10)	— (2)
Net investment income, Class C	(2)	—	(2)	— (2)
Net investment income, Class I	(160)	—	(541)	(49)
Net investment income, Class R6	— (2)	—	—	—
Net realized short-term gains, Class A	(121)	—	—	—
Net realized short-term gains, Class C	(22)	—	—	—
Net realized short-term gains, Class I	(832)	—	—	—
Net realized short-term gains, Class R6	(2)	—	—	—
Net realized long-term gains, Class A	(4)	—	—	—
Net realized long-term gains, Class C	(1)	—	—	—
Net realized long-term gains, Class I	(25)	—	—	—
Net realized long-term gains, Class R6	— (2)	—	—	—

Decrease in net assets from distributions to shareholders	(1,189)	—	(553)	(49)

From Share Transactions (See Note 6)
Change in net assets from share transactions, Class A	4,956	7,142	(42)	120
Change in net assets from share transactions, Class C	1,224	1,328	75	100
Change in net assets from share transactions, Class I	8,228	62,899	539	24,852
Change in net assets from share transactions, Class R6	102	—	—	—

Increase (decrease) in net assets from share transactions	14,510	71,369	572	25,072

Net increase (decrease) in net assets	14,307	72,361	840	24,940
Net Assets
Beginning of period	72,361	—	24,940	—

End of period	$86,668	$72,361	$25,780	$24,940

Accumulated undistributed net investment income (loss) at end of period	$128	$159	$(19)	$27

Footnote Legend:

(1) Consolidated Statement of Changes in Net Assets. (2) Amount is less than $500.

See Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Short- term Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in thousands)	Ratio of Net
Expenses (including
dividend expense on
securities sold short,
interest expense on
securities sold
short, written options/
borrowings after
expense waivers/
reimbursements) to
Average Net
														Assets(3)(4)(5)		Ratio of Total Expenses (including dividend expense on securities sold short, interest expense on securities sold short, written options/borrowings before expense waivers/ reimbursements) to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Virtus Alternative Income Solution Fund
Class A
4/30/15(6)	$10.03	$0.15		$(0.16)	$(0.01)	$(0.11)	$(0.07)	$(0.18)	$(0.19)	$9.84	(0.11	%)(7)	$761	2.63	%(8)	3.75	%(8)	3.13	%(8)	33	%(7)
10/31/14(9)	10.00	0.14		0.04	0.18	(0.14)	(0.01)	(0.15)	0.03	10.03	1.82	(7)	747	2.65	(8)	3.76	(8)	2.56	(8)	49	(7)
Class C
4/30/15(6)	10.01	0.11		(0.15)	(0.04)	(0.08)	(0.07)	(0.15)	(0.19)	9.82	(0.42	)(7)	628	3.38	(8)	4.53	(8)	2.38	(8)	33	(7)
10/31/14(9)	10.00	0.10		0.04	0.14	(0.12)	(0.01)	(0.13)	0.01	10.01	1.38	(7)	387	3.40	(8)	4.39	(8)	1.81	(8)	49	(7)
Class I
4/30/15(6)	10.03	0.16		(0.16)	—	(0.12)	(0.07)	(0.19)	(0.19)	9.84	0.01	(7)	40,905	2.38	(8)	3.48	(8)	3.39	(8)	33	(7)
10/31/14(9)	10.00	0.15		0.04	0.19	(0.14)	(0.02)	(0.16)	0.03	10.03	1.90	(7)	41,446	2.43	(8)	3.70	(8)	2.79	(8)	49	(7)
Virtus Alternative Inflation Solution Fund
Class A
4/30/15(6)	$10.11	$(0.02)		$(0.01)	$(0.03)	$(0.02)	$—	$(0.02)	$(0.05)	$10.06	(0.33	%)(7)	$776	2.66	%(8)	4.00	%(8)	(0.46	)%(8)	34	%(7)
10/31/14(9)	10.00	—	(10)	0.11	0.11	—	—	—	0.11	10.11	1.10	(7)	500	2.69	(8)	4.03	(8)	0.04	(8)	31	(7)
Class C
4/30/15(6)	10.08	(0.06)		(0.02)	(0.08)	—	—	—	(0.08)	10.00	(0.70	%)(7)	178	3.41	(8)	4.75	(8)	(1.20	)(8)	34	(7)
10/31/14(9)	10.00	(0.04)		0.12	0.08	—	—	—	0.08	10.08	0.80	(7)	152	3.45	(8)	4.88	(8)	(0.71	)(8)	31	(7)
Class I
4/30/15(6)	10.12	(0.01)		(0.01)	(0.02)	(0.03)	—	(0.03)	(0.05)	10.07	(0.22	%)(7)	32,230	2.41	(8)	3.73	(8)	(0.20	)(8)	34	(7)
10/31/14(9)	10.00	0.02		0.10	0.12	—	—	—	0.12	10.12	1.20	(7)	32,293	2.46	(8)	3.97	(8)	0.29	(8)	31	(7)
Virtus Alternative Total Solution Fund(11)
Class A
4/30/15(6)	$10.17	$0.01		$0.10	$0.11	$(0.02)	$(0.14)	$(0.16)	$(0.05)	$10.12	1.13	%(7)	$12,092	2.88	%(8)	3.76	%(8)	0.22	%(8)	167	%(7)
10/31/14(9)	10.00	(0.02)		0.19	0.17	—	—	—	0.17	10.17	1.70	(7)	7,136	3.02	(8)	3.93	(8)	(0.30	)(8)	195	(7)
Class C
4/30/15(6)	10.13	(0.03)		0.11	0.08	(0.01)	(0.14)	(0.15)	(0.07)	10.06	0.83	(7)	2,546	3.63	(8)	4.51	(8)	(0.51	)(8)	167	(7)
10/31/14(9)	10.00	(0.06)		0.19	0.13	—	—	—	0.13	10.13	1.30	(7)	1,325	3.76	(8)	4.66	(8)	(1.04	)(8)	195	(7)
Class I
4/30/15(6)	10.18	0.02		0.11	0.13	(0.03)	(0.14)	(0.17)	(0.04)	10.14	1.26	(7)	71,928	2.63	(8)	3.48	(8)	0.45	(8)	167	(7)
10/31/14(9)	10.00	—	(10)	0.18	0.18	—	—	—	0.18	10.18	1.80	(7)	63,900	2.75	(8)	3.85	(8)	(0.04	)(8)	195	(7)
Class R6
4/30/15(6)(12)	10.00	0.02		0.30	0.32	(0.03)	(0.14)	(0.17)	0.15	10.15	1.76	(7)	102	2.61	(8)	3.55	(8)	0.42	(8)	167	(7)

See Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Short-term Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses (after expense waivers and reimbursements) to Average Net Assets(13)		Ratio of Total Expenses (before expense waivers and reimbursements) to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Virtus Strategic Income Fund
Class A
4/30/15(6)	$9.95	$0.18	$0.10	$0.28	$(0.20)	$—	$(0.20)	$0.08	$10.03	2.99	%(7)	$107	1.41	%(8)	2.43	%(8)	3.75	%(8)	56	%(7)
10/31/14(14)	10.00	0.03	(0.06)	(0.03)	(0.02)	—	(0.02)	(0.05)	9.95	(0.33	)(7)	119	1.40	(8)	3.71	(8)	1.84	(8)	83	(7)
Class C
4/30/15(6)	9.95	0.15	0.11	0.26	(0.17)	—	(0.17)	0.09	10.04	2.62	(7)	176	2.21	(8)	3.25	(8)	3.07	(8)	56	(7)
10/31/14(14)	10.00	0.02	(0.06)	(0.04)	(0.01)	—	(0.01)	(0.05)	9.95	(0.43	)(7)	100	2.15	(8)	4.85	(8)	1.09	(8)	83	(7)
Class I
4/30/15(6)	9.95	0.20	0.10	0.30	(0.21)	—	(0.21)	0.09	10.04	3.12	(7)	25,497	1.21	(8)	2.24	(8)	4.04	(8)	56	(7)
10/31/14(14)	10.00	0.03	(0.06)	(0.03)	(0.02)	—	(0.02)	(0.05)	9.95	(0.29	)(7)	24,721	1.15	(8)	3.85	(8)	2.09	(8)	83	(7)

Footnote Legend

(1)	Computed using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short for the Alternative Income Solution Fund for Class A is 2.45%, for Class C is 3.21% and for Class I is 2.20% for the six months ended April 30, 2015.
(4)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short for the Alternative Inflation Solution Fund for Class A is 2.41%, for Class C is 3.15% and for Class I is 2.15% for the six months ended April 30, 2015.
(5)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short for the Alternative Total Solution Fund for Class A is 2.60%, for Class C is 3.35%, for Class I is 2.35% and for Class R6 is 2.35% for the six months ended April 30, 2015.
(6)	Unaudited.
(7)	Not annualized.
(8)	Annualized.
(9)	Inception date April 23, 2014.
(10)	Amount is less than $0.005 or 0.005%.
(11)	Consolidated Financial Highlights.
(12)	Inception date November 19, 2014.
(13)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short for the Strategic Income Fund for Class A is 1.40%, for Class C is 2.15% and for Class I is 1.15% for the period ended April 30, 2015.
(14)	Inception date September 8, 2014.

See Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS

April 30, 2015 (UNAUDITED)

Note 1. Organization

Virtus Alternative Solutions Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of the date of this report the Trust is comprised of three non-diversified funds (Alternative Income Solution Fund, Alternative Inflation Solution Fund and Alternative Total Solution Fund) and one diversified fund (Strategic Income Fund) each having a distinct investment objective outlined below.

The Funds have the following investment objectives:

Investment Objective(s)
Alternative Income Solution Fund	Maximizing current income while considering capital appreciation
Alternative Inflation Solution Fund	Total return in excess of inflation
Alternative Total Solution Fund	Long-term capital appreciation through investments that have a low correlation to traditional asset classes
Strategic Income Fund	Seeking total return comprised of income and capital appreciation

There is no guarantee that a Fund will achieve its objective(s).

All of the Funds offer Class A shares, Class C shares and Class I shares.

Effective November 19, 2014, the Alternative Total Solution Fund began offering Class R6 Shares.

Class A shares are sold with a front-end sales charge of up to 5.75% (up to 3.75% for Strategic Income Fund) with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1% (0.50% for Strategic Income Fund) contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which the CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class I shares and Class R6 shares are sold without a sales charge or CDSC.

Virtus Mutual Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived In certain circumstances, as disclosed in the prospectus and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds.

Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service fees under a Rule 12b-1 and/or shareholder service plan (“12b-1 plan”) approved by the Trust’s Board of Trustees (the “Board”) and has exclusive voting rights with respect to such plan(s). Class I and Class R6 shares are not subject to a 12b-1 plan. Income and other expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

Note 2. Significant Accounting Policies

The Trust is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The significant accounting policies consistently followed by the Trust in the preparation of its financial statements are summarized below and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be significant.

A. Basis of Consolidation

The accompanying consolidated financial statements of Alternative Total Solution Fund include the account of VATS Offshore Fund, Ltd (the “Subsidiary”), which is a wholly-owned subsidiary of Alternative Total Solution Fund and is organized as a company under the laws of the Cayman Islands and primarily invests in commodity-related instruments. The Subsidiary is not registered under the 1940 Act. The Subsidiary enables Alternative Total Solution Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. Alternative Total Solution Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2015 were $8,069 and 9.3% of Alternative Total Solution Fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Subsidiary is subject to the same investment policies and restrictions that apply to Alternative Total Solution Fund, except that the Subsidiary may invest without limitation in commodity-related instruments.

B. Security Valuation

Security valuation procedures for each Fund, which include nightly price variance as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board. All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified to the Board, and convenes independently from portfolio management. All internally fair valued securities, are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of any model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS

April 30, 2015 (UNAUDITED)

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfer between levels at the end of the reporting period.

— Level 1 —	quoted prices in active markets for identical securities (security types generally include listed equities)

— Level 2 —	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

— Level 3 —	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally, 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter (OTC) derivative contracts, which include forward currency contracts, swaps and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end mutual funds are valued as of the close of regular trading on the NYSE, generally 4 p.m. Eastern time, each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments and Securities Sold Short for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS

April 30, 2015 (UNAUDITED)

C. Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from sales of securities for the Alternative Income Solution Fund, Alternative Inflation Solution Fund and Alternative Total Solution Fund are determined on the first-in, first-out basis.

Realized gains and losses from sales of securities for the Strategic Income Fund are determined on the highest-in, first-out basis.

Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method.

Dividend income from REIT and MLP investments is recorded using Management’s estimate of the percentage of income included in distributions received from such investments based on historical dividend results. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments (i.e. a return of capital) or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT and MLP after its fiscal year-end, and may differ from the estimated amounts.

D. Income Taxes

Each Fund is treated as a separate taxable entity. It is the intention of each Fund in the Trust to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made. The Subsidiary is classified as a controlled foreign corporation under Subchapter M of the Internal Revenue Code. Therefore, the Alternative Total Solution Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Alternative Total Solution Fund in the current period nor carried forward to offset taxable income in future periods.

Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

E. Distributions to Shareholders

Distributions are recorded by each Fund on the ex-dividend date and distributed quarterly for the Alternative Income Solution Fund, semi-annually for the Alternative Inflation Solution Fund and Alternative Total Solution Fund and monthly for the Strategic Income Fund. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

F. Expenses

Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which a Fund invests.

G. Foreign Currency Translation

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

H. When-issued Purchases and Forward Commitments (Delayed Delivery)

Certain Funds may engage in when-issued or forward commitment transactions. Transactions on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS

April 30, 2015 (UNAUDITED)

I.	Short Sales

Certain Funds may sell securities short. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, a Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

In accordance with the terms of its prime brokerage agreement, the Alternative Income Solution Fund, Alternative Inflation Solution Fund and Alternative Total Solution Fund may receive rebate income or be charged a fee on borrowed securities which is under Interest expense on short sales on the Statements of Operations. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security.

J.	Loan Agreements

Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan agreements are generally non-investment grade, and often involve borrowers that are highly leveraged. A Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR (London Interbank Offered Rate), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a loan agreement is purchased the Fund may pay an assignment fee. On an ongoing basis, the Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

K.	Unfunded Commitments

The Funds may invest in floating rate loans. In connection with these investments, the Funds may also enter into unfunded corporate loan commitments (“commitments”). Commitments may obligate a Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, a Fund earns a commitment fee, typically set as a percentage of the commitment amount. As of April 30, 2015, the Funds had no unfunded loan commitments.

L.	Organizational and Offering Costs

Virtus Alternative Investment Advisers, Inc. (the “Adviser”) has agreed to pay all organizational costs associated with the establishment of the Alternative Income Solution Fund, Alternative Inflation Solution Fund and Alternative Total Solution Fund. Offering costs will be paid by the Funds, and were amortized over a 12-month period beginning with the commencement of operations.

Note	3. Derivative Financial Instruments

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.

A.	Futures Contracts

A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the “initial margin” requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund for financial statement purposes on a daily basis as unrealized appreciation or depreciation. When the contract expires or is closed, gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is realized. This is presented in the Statement of Operations as net realized gain (loss) on futures contracts.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS

April 30, 2015 (UNAUDITED)

Alternative Income Solution Fund, Alternative Inflation Solution Fund and Alternative Total Solution Fund utilize futures to optimize performance by gaining exposure to broad markets or to hedge the risk of securities within the portfolios. The potential risks to each such Fund are that 1) the use of futures may result in larger losses or smaller gains than the use of more traditional investments, 2) the prices of futures and the price movements of the securities that the future is intended to simulate may not correlate well, 3) the Fund’s success in using futures will be dependent upon the subadviser’s ability to correctly predict such price movements, 4) liquidity of futures can be adversely affected by market factors, and the prices of such securities may move in unexpected ways, and 5) if the Fund cannot close out a futures position, it may be compelled to continue to make daily cash payments to the broker to meet margin requirements, thus increasing transaction costs.

B.	Forward Foreign Currency Exchange Contracts

Alternative Income Solution Fund, Alternative Inflation Solution Fund, Alternative Total Solution Fund and Strategic Income Fund enter into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk). A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollar without the delivery of foreign currency.

C.	Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. Certain Funds may purchase or write both put and call options on portfolio securities. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Alternative Income Solution Fund, Alternative Inflation Solution Fund and Alternative Total Solution Fund use options contracts to hedge against market and idiosyncratic risk. The Strategic Income Fund pursues an option income strategy whereby it purchases and sells out-of-the-money puts and calls, creating an options spread designed to generate a consistent level of option cash flow which should result in additional yield.

When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments. Purchased options are reported as an asset within “Investment securities at value” in the Statement of Assets and Liabilities. Written options are reported as a liability within “Written options at value”. Changes in value of the purchased option is included in “Net change in unrealized appreciation (depreciation) on investments” in the Statement of Operations. Changes in value of written options is included in “Net change in unrealized appreciation (depreciation) on written options” in the Statement of Operations.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) on investments” in the Statement of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) on written options” in the Statement of Operations.

The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS

April 30, 2015 (UNAUDITED)

The Funds had transactions in written options during the six months ended April 30, 2015 as follows:

	Alternative Total Solution Fund
	Numbers of Contracts	Premiums Received
Options outstanding at October 31, 2014	13	$ 1
Options written	629	95
Options closed	(209)	(34)
Options expired	(221)	(30)
Options exercised	(8)	(1)

Options outstanding at April 30, 2015	204	$ 31

	Strategic Income Fund
	Numbers of Contracts	Premiums Received
Options outstanding at October 31, 2014	362	$ 78
Options written	4,456	951
Options closed	(3,280)	(682)
Options expired	(1,164)	(278)
Options exercised	—	—

Options outstanding at April 30, 2015	374	$ 69

D.	Swaps

Certain Funds enter into swap agreements, in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The value of the swap is reflected on the Statements of Assets and Liabilities as “Swaps at value”. Swaps are marked-to-market daily and changes in value are recorded as “Net change in unrealized appreciation (depreciation) on swaps” in the Statements of Operations.

Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown under “Swaps at value” in the Statements of Assets and Liabilities and amortized over the term of the swap. When a swap is terminated, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the unamortized premium received or paid. Cash settlements between the Fund and the counterparty are recognized as “Net realized gain (loss) on swaps” in the Statements of Operations. Swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments and Securities Sold Short.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a clearing broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the clearing broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap.

Securities deposited as margin are designated on the Schedules of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as “Cash pledged as collateral for swaps”.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Credit default swaps – The Funds may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). A Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on a combination or basket of single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to any of the referenced entities (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS

April 30, 2015 (UNAUDITED)

of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

The Strategic Income Fund may utilize both single name credit default swaps and credit index swaps to gain exposure to short individual securities or to gain exposure to a credit or asset-backed index.

Total return swaps – Certain Funds may enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Certain Funds may enter into equity basket swaps to obtain exposure to a portfolio of long and short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. This means that the Fund has the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within the swap are reset periodically, and financing costs are reset monthly.

During a reset, any unrealized gains (losses) on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the ISDA Master Agreement (defined below in “Derivative Risks”) between the Fund and the counterparty.

The value of the swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable. The swap involves additional risks than if the Fund has invested in the underlying positions directly, including: the risk that changes in the swap may not correlate perfectly with the underlying long and short securities; credit risk related to the counterparty’s failure to perform under contract terms; and liquidity risk related to the lack of a liquid market for the swap contract, which may limit the ability of the Fund to close out its position(s).

The Alternative Total Solution Fund utilizes total return swaps to gain exposure to broad markets or to hedge the risk of individual securities within the portfolios, obtain long or short exposure to the underlying reference instrument, obtain leverage and gain exposure to restricted markets in order to avoid the operational burden of ownership filing requirements. Swap Baskets are entered into to implement custom index exposure in one convenient trading instrument.

Interest rate swaps – Certain Funds may enter into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The Funds did not enter into any interest rate swaps during the current reporting period.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS

April 30, 2015 (UNAUDITED)

($ reported in thousands)

The following is a summary of derivative instruments categorized by primary risk exposure as of April 30, 2015:

	Fair Values of Derivative Financial Instruments as of April 30, 2015
	Derivative Assets
		Alternative Income Solution Fund	Alternative Inflation Solution Fund	Alternative Total Solution Fund	Strategic Income Fund
Primary Risk	Statements of Assets and Liabilities Location	Value	Value	Value	Value
Interest rate contracts	Net unrealized appreciation/depreciation on investments[1]	$—	$85	$8	$—

Foreign currency exchange contracts	Net unrealized appreciation/depreciation on investments[1]; Unrealized appreciation on forward foreign currency exchange contracts	11	1	147	13

Equity contracts	Net unrealized appreciation/depreciation on investments[1]; Investment in securities at value[2]; Swaps at value	—	—	81	18

Commodity contracts	Net unrealized appreciation/depreciation on investments[1]	—	—	69	—

Credit contracts	Investment in Securities at value[2]	3	1	3	—

Total		$14	$87	$308	$31

	Fair Values of Derivative Financial Instruments as of April 30, 2015
		Derivative Liabilities
		Alternative Income Solution Fund	Alternative Inflation Solution Fund	Alternative Total Solution Fund	Strategic Income Fund
Primary Risk	Statements of Assets and Liabilities Location	Value	Value	Value	Value
Interest rate contracts	Net unrealized appreciation/depreciation on investments[1]	$16	$8	$38	$—

Foreign currency exchange contracts	Net unrealized appreciation/depreciation on investments[1]; Unrealized depreciation on forward foreign currency exchange contracts	31	17	233	2

Equity contracts	Net unrealized appreciation/depreciation on investments[1]; Investment in securities at value[2]; Written options at value; Swaps at value	—	—	97	61

Commodity contracts	Net unrealized appreciation/depreciation on investments[1]	—	—	113	—

Credit contracts	Swaps at value	—	—	—	4

Total		$47	$25	$481	$67

1Includes cumulative appreciation/depreciation on futures contracts and purchased options at value as reported in the Schedules of Investments. For futures contracts only current day’s variation margin is reported within the Statements of Assets and Liabilities.

2Includes purchased options at value as reported in the Schedules of Investments.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS

April 30, 2015 (UNAUDITED)

($ reported in thousands)

The Effect of Derivative Financial Instruments in the Statement of Operations Six Months Ended April 30, 2015
Net Realized Gain (Loss) From
	Alternative Income Solution Fund	Alternative Inflation Solution Fund	Alternative Total Solution Fund	Strategic Income Fund
Interest rate contracts:
Futures contracts[6]	$(55)	$(379)	$ 246	$ —
Foreign currency exchange contracts:
Forward foreign currency transactions[1]	157	12	522	—
Futures Contracts[6]	—	52	94	—
Equity contracts:
Futures contracts[6]	—	—	423	—
Purchased options[2]	—	—	(35)	(416)
Written options[4]	—	—	36	938
Swaps[5]	—	—	(430)	—
Commodity contracts:
Futures contracts[6]	—	—	252	—
Credit contracts:
Swaps[5]	—	—	—	31
Purchased options[2]	(31)	(17)	(15)	—

Total	$ 71	$(332)	$1,093	$ 553

The Effect of Derivative Financial Instruments in the Statement of Operations Six Months Ended April 30, 2015
Net Change in Unrealized Appreciation/(Depreciation) on
	Alternative Income Solution Fund	Alternative Inflation Solution Fund	Alternative Total Solution Fund	Strategic Income Fund
Interest rate contracts:
Futures contracts[6]	$ 10	$151	$(102)	$ —
Foreign currency exchange contracts:
Futures contracts[6]	—	(22)	—	—
Forward foreign currency transactions[1]	(43)	(3)	(211)	11
Equity contracts:
Futures contracts[6]	—	—	(93)	—
Purchased options[2]	—	—	(14)	5
Written options[4]	—	—	(35)	(8)
Swaps[5]	—	—	25	—
Commodity contracts:
Futures contracts[6]	—	—	(109)	—
Credit contracts:
Purchased options[2]	(4)	(1)	(11)	—
Swaps[5]	—	—	—	(27)

Total	$(37)	$125	$(550)	$(19)

1Included in net realized gain (loss) on foreign currency transactions and net change in unrealized appreciation (depreciation) on foreign currency transactions within the Statement of Operations.

2Included in net realized gain (loss) on investments and net change in unrealized appreciation (depreciation) on investments within the Statement of Operations.

3Amount less than $500.

4Included in net realized gain (loss) on written options and net change in unrealized appreciation (depreciation) on written options within the Statement of Operations.

5Included in net realized gain (loss) on swaps and net change in unrealized appreciation (depreciation) on swaps within the Statement of Operations.

6Included in net realized gain (loss) on futures and net change in unrealized appreciation (depreciation) on futures within the Statement of Operations.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS

April 30, 2015 (UNAUDITED)

($ reported in thousands)

The derivative investments held as of April 30, 2015 as disclosed in the Schedule of Investments and Securities Sold Short, and the amounts of realized gains and losses and changes in unrealized appreciation and depreciation on derivative investments as disclosed in the Statements of Operations, serve as indicators of the volume of derivative activity for each applicable Fund for the six months ended April 30, 2015.

E. Derivative Risks

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC purchased options, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.

With exchange traded purchased options and futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

F. Collateral Requirements and Master Netting Agreements (“MNA”)

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS

April 30, 2015 (UNAUDITED)

($ reported in thousands)

At April 30, 2015, the Funds’ derivative assets and liabilities (by type) are as follows:
	Alternative Income Solution Fund		Alternative Inflation Solution Fund		Alternative Total Solution Fund		Strategic Income Fund
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$1	$—	$5	$—	$4	$105	$—	$—
Forward foreign currency exchange contracts	11	31	1	4	142	229	13	2
Swaps	—	—	—	—	35	13	—	4
Purchased options[1]	3	—	1	—	17	—	18	—
Written options	—	—	—	—	—	66	—	61

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$15	$31	$7	$4	$198	$413	$31	$67

Derivatives not subject to a MNA or similar agreement	(1)	—	(5)	—	(18)	(171)	(18)	(61)

Total assets and liabilities subject to a MNA	$14	$31	$2	$4	$180	$242	$13	$6

      1Includes purchased options at value as reported in the Schedule of Investments

The following tables present the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Funds as of April 30, 2015:

Alternative Income Solution Fund
Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received[1]	Cash Collateral Received[1]	Net Amount of Derivative Assets[2]
JPMorgan Chase Bank N.A.	$12	$(12)	$—	$—	$—
The Bank of New York	2	(2)	—	—	—

Total	$14	$(14)	$—	$—	$—

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged[3]	Cash Collateral Pledged[3]	Net Amount of Derivative Liabilities[4]
JPMorgan Chase Bank N.A.	$25	$(12)	$—	$—	$13
The Bank of New York	6	(2)	—	—	4

Total	$31	$(14)	$—	$—	$17

Alternative Inflation Solution Fund
Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received[1]	Cash Collateral Received[1]	Net Amount of Derivative Assets[2]
JPMorgan Chase Bank N.A.	$1	$—	$—	$—	$1
The Bank of New York	1	(1)	—	—	—

Total	$2	$(1)	$—	$—	$1

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS

April 30, 2015 (UNAUDITED)

($ reported in thousands)

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received[3]	Cash Collateral Received[1]	Net Amount of Derivative Liabilities[4]
The Bank of New York	$4	$(1)	$—	$—	$3

Total	$4	$(1)	$—	$—	$3

Alternative Total Solution Fund
Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received[1]	Cash Collateral Received[1]	Net Amount of Derivative Assets[2]
Bank of America N.A.	$157	$(157)	$—	$—	$—
JPMorgan Chase Bank N.A.	12	(12)	—	—	—
Morgan Stanley	10	(10)	—	—	—
The Bank of New York	1	(1)	—	—	—

Total	$180	$(180)	$—	$—	$—

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged[3]	Cash Collateral Pledged[3]	Net Amount of Derivative Liabilities[4]
Bank of America N.A.	$194	$(157)	$—	$—	$37
JPMorgan Chase Bank N.A.	34	(12)	—	(22)	—
Morgan Stanley	10	(10)	—	—	—
The Bank of New York	4	(1)	—	—	3

Total	$242	$(180)	$—	$(22)	$40

      1 Excess of collateral received from the individual counterparty may not be shown for financial reporting purposes.

      2 Net amount represents the net amount receivable from the counterparty in the event of default.

      3 Excess of collateral pledged to the individual counterparty may not be shown for financial reporting purposes.

      4 Net amount represents the net amount payable due to the counterparty in the event of default.

Strategic Income Fund
Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received[1]	Cash Collateral Received[1]	Net Amount of Derivative Assets[2]
JPMorgan Chase Bank N.A.	$13	$(6)	$—	$—	$7

Total	$13	$(6)	$—	$—	$7

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS

April 30, 2015 (UNAUDITED)

($ reported in thousands)

Strategic Income Fund
Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged[3]	Cash Collateral Pledged[3]	Net Amount of Derivative Liabilities[4]
JPMorgan Chase Bank N.A.	$6	$(6)	$—	$—	$—

Total	$6	$(6)	$—	$—	$—

      1 Excess of collateral received from the individual counterparty may not be shown for financial reporting purposes.

      2 Net amount represents the net amount receivable from the counterparty in the event of default.

      3 Excess of collateral pledged to the individual counterparty may not be shown for financial reporting purposes.

      4 Net amount represents the net amount payable due to the counterparty in the event of default.

Note 4. Investment Advisory Fee and Related Party Transactions

A. Adviser

Virtus Alternative Investment Advisers, Inc. (“VAIA”) is an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”). The Adviser manages the Funds’ investment program and general operations of the Funds, including oversight of the Funds’ subadvisers.

As compensation for its services to the Funds, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily managed assets of each Fund. “Managed assets” means the total assets of the Fund including any assets attributable to borrowings minus the Fund’s accrued liabilities other than such borrowings:

	1st $5 Billion	$5+ Billion
Alternative Income Solution Fund	1.80%	1.75%
Alternative Inflation Solution Fund	1.75	1.70
Alternative Total Solution Fund	1.95	1.90
Strategic Income Fund	0.80	0.75

For Alternative Total Solution Fund, the assets of the Subsidiary are excluded from the assets on which the above-described management fee is calculated. However, under the terms of a separate investment advisory agreement, the Subsidiary pays the Adviser an investment management fee calculated on the value of the Subsidiary’s average daily managed assets at the same annual rates.

B. Subadvisers

The Adviser has appointed and oversees the activities of each of the subadvisers for the Funds as listed below. For Alternative Income Solution Fund, Alternative Inflation Solution Fund and Alternative Total Solution Fund, Cliffwater Investments LLC (“Cliffwater”), a joint venture of Cliffwater LLC and Virtus Partners, Inc., an affiliate of VAIA, makes recommendations to the Adviser with respect to hiring and terminating the Funds’ other subadvisers. Based on these recommendations, the Adviser makes decisions of the hiring and termination of subadvisers, and recommends such decisions to the Board. The subadvisers other than Cliffwater each manage a portion of the investments of each Fund, for which they are paid a fee by the Adviser.

At April 30, 2015, Subadvisers with respect to the Funds they serve are as follows:

Subadviser
Fund	Cliffwater (1)	Armored Wolf (2)	Ascend (3)	Brigade (4)	Credit Suisse (5)	Graham (6)	Harvest (7)	ICE Canyon (8)	LaSalle (9)	Lazard (10)	MAST (11)	Newfleet (12)	Owl Creek (13)
Alternative Income Solution Fund	X			X			X	X	X	X	X
Alternative Inflation Solution Fund	X	X		X	X		X		X	X
Alternative Total Solution Fund	X	X	X	X		X	X	X	X	X	X		X
Strategic Income Fund												X

(1)	Cliffwater
(2)	Armored Wolf, LLC (“Armored Wolf”)
(3)	Ascend Capital, LLC (“Ascend”)
(4)	Brigade Capital Management, LLC (“Brigade”)
(5)	Credit Suisse Asset Management, LLC (“Credit Suisse”)
(6)	Graham Capital Management, L.P. (“Graham”)
(7)	Harvest Fund Advisors LLC (“Harvest”)
(8)	ICE Canyon LLC (“ICE Canyon”)
(9)	LaSalle Investment Management Securities, LLC (“LaSalle”)
(10)	Lazard Asset Management LLC (“Lazard”)

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS

April 30, 2015 (UNAUDITED)

($ reported in thousands)

Subadviser
Fund	Cliffwater (1)	Armored Wolf (2)	Ascend (3)	Brigade (4)	Credit Suisse (5)	Graham (6)	Harvest (7)	ICE Canyon (8)	LaSalle (9)	Lazard (10)	MAST (11)	Newfleet (12)	Owl Creek (13)

(11) MAST Capital Management, LLC (“MAST”)

(12) Newfleet Asset Management, LLC (“Newfleet”) an indirect wholly-owned subsidiary of Virtus

(13) Owl Creek Asset Management, L.P. (“Owl Creek”)

Out of its investment management fee, the Adviser pays each subadviser a subadvisory fee. For its services to the Alternative Income Solution Fund, Alternative Inflation Solution Fund and Alternative Total Solution Fund, Cliffwater receives as its subadvisory fee 50% of the net investment management fee, which is the portion of the fee remaining after the Adviser pays the other subadvisers and waives and/or pays the Funds any amounts applicable under the fee waiver and expense reimbursement arrangements. For its services to the Strategic Income Fund, Newfleet receives as its Subadvisory fee 50% of the net investment management fee.

C.	Expense Limits and Fee Waivers

The Adviser has contractually agreed to limit each Fund’s operating expenses (excluding front-end or contingent deferred loads, dividend and interest expenses, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, extraordinary expenses and acquired fund fees and expenses, if any), so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily managed assets from inception through February 29, 2016:

Following the contractual period, the Adviser may discontinue these expense caps and/or fee waivers at any time.

Fund	Class A	Class C	Class I	Class R6
Alternative Income Solution Fund	2.45%	3.20%	2.20%	—
Alternative Inflation Solution Fund	2.40	3.15	2.15	—
Alternative Total Solution Fund	2.60	3.35	2.35	2.34%
Strategic Income Fund	1.40	2.15	1.15	—

Under certain conditions, the Adviser may recapture operating expenses reimbursed within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. The Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations, or if none, the expense limitation in effect at the time of the waver or reimbursement. All or portion of the following Adviser-reimbursed expenses ($ reported in thousands) may be recaptured by the fiscal year ending:

Expiration Date
2017
Alternative Income Solution Fund	$234
Alternative Inflation Solution Fund	215
Alternative Total Solution Fund	324
Strategic Income Fund	86

D.	Distributor

VP Distributors, LLC (“VP Distributors”), an indirect wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months ended April 30, 2015, there were $25 in commissions for Class A shares and less than $1 in CDSC for Class A shares and Class C shares, respectively.

In addition, each Fund pays VP Distributors distribution and/or service fees under a 12b-1 plan as a percentage of the average daily net assets of each respective class at the annual rates as follows: a service fee at a rate of 0.25% for Class A and Class C shares and a distribution fee of 0.75% for Class C shares. Class I and Class R6 shares are not subject to a 12b-1 plan.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS

April 30, 2015 (UNAUDITED)

($ reported in thousands)

E.	Administrator and Transfer Agent

Virtus Fund Services, LLC, an indirect wholly-owned subsidiary of Virtus, serves as the Administrator and Transfer Agent of the Trust. BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) services as Sub-Administrative and Accounting Agent of the Trust.

For the six months ended April 30, 2015, the Funds incurred administration fees totaling $88 which are included in the Statements of Operations.

For the six months ended April 30, 2015, the Funds incurred sub-administration fees of $438 of which $142 was voluntarily waived by BNY Mellon.

For the six months ended April 30, 2015, the Funds incurred transfer agent fees totaling $43 which are included in the Statements of Operations. A portion of these fees was paid to outside entities that also provide services to the Funds.

F.	Affiliated Shareholders

At April 30, 2015, Virtus and its affiliates held shares of the Funds which may be redeemed at any time that aggregated the following:

	Shares	Aggregate Net Asset Value
Alternative Income Solution Fund
Class A	10,336	$ 102
Class C	10,281	101
Class I	4,121,984	40,560
Alternative Inflation Solution Fund
Class A	10,016	101
Class C	10,000	100
Class I	3,188,684	32,110
Alternative Total Solution Fund
Class A	10,163	103
Class C	10,153	102
Class I	5,367,739	54,429
Class R6	10,026	102
Strategic Income Fund
Class A	10,224	103
Class C	10,177	102
Class I	2,539,822	25,500

Note 5. Purchase and Sales of Securities

Purchases and sales of securities (excluding U.S. Government and agency securities, and short-term securities) during the six months ended April 30, 2015, were as follows:

	Purchases	Sales
Alternative Income Solution Fund	$ 15,339	$ 13,255
Alternative Inflation Solution Fund	8,191	6,631
Alternative Total Solution Fund	114,910	110,594
Strategic Income Fund	14,222	9,403

Purchases and sales of long-term U.S. Government and agency securities for the Funds during the six months ended April 30, 2015, were as follows:

	Purchases	Sales
Alternative Income Solution Fund	$ —	$ —
Alternative Inflation Solution Fund	4,129	4,231
Alternative Total Solution Fund	—	—
Strategic Income Fund	90	4,589

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS

April 30, 2015 (UNAUDITED)

($ reported in thousands)

Note 6. Capital Shares Transactions

Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:

	Alternative Income Solution Fund
	Six Months Ended April 30, 2015 (Unaudited)		From Inception April 23, 2014 to October 31, 2014
	SHARES	AMOUNT	SHARES		AMOUNT
Class A
Sale of shares	36	$352	74		$762
Reinvestment of distributions	2	14	1		8
Shares repurchased	(35)	(336)	(1)		(11)

Net Increase / (Decrease)	3	$30	74		$759

Class C
Sale of shares	31	$306	39		$389
Reinvestment of distributions	1	8	—	(a)	3
Shares repurchased	(7)	(67)	—	(a)	— (a)

Net Increase / (Decrease)	25	$247	39		$392

Class I
Sale of shares	7	$66	4,075		$40,775
Reinvestment of distributions	80	773	64		654
Shares repurchased	(63)	(610)	(7)		(74)

Net Increase / (Decrease)	24	$229	4,132		$41,355

	Alternative Inflation Solution Fund
	Six Months Ended April 30, 2015 (Unaudited)		From Inception April 23, 2014 to October 31, 2014
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	32	$322	57	$588
Reinvestment of distributions	— (a)	1	—	—
Shares repurchased	(4)	(45)	(8)	(85)

Net Increase / (Decrease)	28	$278	49	$503

Class C
Sale of shares	4	$36	15	$151
Reinvestment of distributions	—	—	—	—
Shares repurchased	(1)	(9)	—	—

Net Increase / (Decrease)	3	$27	15	$151

Class I
Sale of shares	6	$62	3,190	$31,899
Reinvestment of distributions	9	87	—	—
Shares repurchased	(5)	(49)	—	—

Net Increase / (Decrease)	10	$100	3,190	$31,899

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS

April 30, 2015 (UNAUDITED)

($ reported in thousands)

	Alternative Total Solution Fund
	Six Months Ended April 30, 2015 (Unaudited)			From Inception April 23, 2014 to October 31, 2014
	SHARES		AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	610		$ 6,129	779	$ 7,919
Reinvestment of distributions	14		144	—	—
Shares repurchased.	(131)		(1,317)	(77)	(777)

Net Increase / (Decrease)	493		$ 4,956	702	$ 7,142

Class C
Sale of shares	132		$ 1,316	131	$ 1,328
Reinvestment of distributions	2		24	—	—
Shares repurchased.	(12)		(116)	—	—

Net Increase / (Decrease)	122		$ 1,224	131	$ 1,328

Class I
Sale of shares	1,523		$15,402	6,395	$64,095
Reinvestment of distributions	102		1,011	—	—
Shares repurchased.	(812)		(8,185)	(118)	(1,196)

Net Increase / (Decrease)	813		$ 8,228	6,277	$62,899

Class R6(1)
Sale of shares	10		$ 100	—	$ —
Reinvestment of distributions	—	(a)	2	—	—
Shares repurchased.	—	(a)	—	—	—

Net Increase / (Decrease)	10		$ 102	—	$ —

	Strategic Income Fund
	Six Months Ended April 30, 2015 (Unaudited)			From Inception September 8, 2014 to October 31, 2014
	SHARES		AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	101		$ 979	12	$ 120
Reinvestment of distributions	1		10	—	—
Shares repurchased.	(103)		(1,031)	—	—

Net Increase / (Decrease)	(1)		$ (42)	12	$ 120

Class C
Sale of shares	8		$ 73	10	$ 100
Reinvestment of distributions	—	(a)	2	—	—
Shares repurchased.	—	(a)	— (a)	—	—

Net Increase / (Decrease)	8		$ 75	10	$ 100

Class I
Sale of shares	—	(a)	$ 2	2,480	$24,800
Reinvestment of distributions	55		537	5	52
Shares repurchased.	—		— (a)	—	—

Net Increase / (Decrease)	55		$ 539	2,485	$24,852

Footnote Legend:

(1)	Inception date November 19, 2014.
(a)	Amount is less than $500.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS

April 30, 2015 (UNAUDITED)

($ reported in thousands)

Note 7. 10% Shareholders

As of April 30, 2015, each Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:

	% of Shares Outstanding	Number of Accounts
Alternative Income Solution Fund	96%	1*
Alternative Inflation Solution Fund	97	1*
Alternative Total Solution Fund	79	2*
Strategic Income Fund	100	1*
*Shareholder account is affiliated.

Note 8. Credit Risk and Asset Concentration

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadvisers to accurately predict risk.

Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.

Certain Funds may invest a high percentage of their assets in specific sectors or countries of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

Note 9. Borrowings

The Alternative Total Solution Fund employs leverage in the form of using proceeds from shorts, which allows the Alternative Total Solution Fund to use its long positions as collateral, in order to purchase additional securities. Proceeds from shorts are secured by assets of the Alternative Total Solution Fund that are held with the Fund’s custodian in a separate account. The Alternative Total Solution Fund is permitted to borrow up to 33.33% of its total assets.

During the six months ended April 30, 2015, the Alternative Total Solution Fund used proceeds from shorts for 181 days at an average interest rate of 0.68% and with an average daily borrowing balance during that period of $2,797. For the six months ended April 30, 2015, the interest costs related to borrowing amounted to $9 and are included within the “Interest Expense” on the Statement of Operations.

As of April 30, 2015, outstanding borrowing amounted to $3,374, which is included in the balance of “Deposits with prime broker” on the Statement of Assets and Liabilities.

Note 10. Illiquid and Restricted Securities

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund’s Schedule of Investments and Securities Sold Short where applicable. However, a portion of such footnoted securities could be liquid where the subadviser determines that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund.

Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

At April 30, 2015, the Funds did not hold any securities that were both illiquid and restricted.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS

April 30, 2015 (UNAUDITED)

($ reported in thousands)

Note 11. Federal Income Tax Information

At April 30, 2015, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Funds were as follows:

Fund	Federal Tax Cost (Proceeds)	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Alternative Income Solution Fund - Investments	$42,646	$1,598	$(2,128)	$(530)
Alternative Income Solution Fund - Short Sales	(1,042)	49	(9)	40
Alternative Inflation Solution Fund - Investments	32,151	1,582	(849)	733
Alternative Inflation Solution Fund - Short Sales	(1,249)	59	(11)	48
Alternative Total Solution Fund - Investments	87,131	1,881	(2,472)	(591)
Alternative Total Solution Fund - Short Sales and Written Options	(7,768)	307	(127)	180
Strategic Income Fund - Investments	25,390	356	(453)	(97)
Strategic Income Fund - Written Options	(69)	35	(27)	8

The differences between book basis cost and tax basis cost were attributable primarily to the tax deferral of losses on wash sales, passive activity losses and the investment in the wholly-owned Subsidiary.

Certain Funds have capital-loss carryforwards available to offset future realized capital gains.

	Short-Term	Long-Term
Alternative Inflation Solution Fund	62	165
Strategic Income Fund	106	23

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses.

The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which are disclosed in the beginning of this note) consist of the following:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
Alternative Income Solution Fund	$ 263	$ 17
Alternative Inflation Solution Fund	49	—
Alternative Total Solution Fund	1,138	29
Strategic Income Fund	49	—

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes, reversal of consolidation entries, disallowed expenses from short sales, swap income reclass and gain/loss reclass of forward contracts. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

The tax character of dividends and distributions paid during the period ended October 31, 2014 was as follows:

		Ordinary Income
Alternative Income Solution Fund	2014	$665
Strategic Income Fund	2014	49

Note 12. Indemnifications

Under the Trust’s organizational documents, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Each Trustee has entered into an indemnification agreement with the Trust. In addition, in the normal course of business, the Funds enter into contracts that provide a variety of indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds and that have not occurred. However, the Funds have not had prior claims or losses pursuant to these arrangements and expect the risk of loss to be remote.

Note 13. Subsequent Event Evaluation

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

Virtus Alternative Solutions Trust

101 Munson Street

Greenfield, MA 01301-9668

Trustees

Philip R. McLoughlin, Chairman

George R. Aylward

Thomas F. Mann

William R. Moyer

James M. Oates

Officers

George R. Aylward, President

Francis G. Waltman, Executive Vice President

W. Patrick Bradley, Senior Vice President,

    Chief Financial Officer and Treasurer

Jennifer Fromm, Vice President, Chief Legal

    Officer, Counsel and Secretary

Nancy J. Engberg, Vice President and

    Chief Compliance Officer

Investment Adviser

Virtus Alternative Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Administrator and Transfer Agent

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

Bank of New York Mellon

One Wall Street

New York, NY 10286

How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Telephone Orders	1-800-367-5877
Text Telephone	1-800-243-1926
Web site	http://Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

                          P.O. Box 9874

                Providence, RI 02940-8074

For more information about Virtus Mutual Funds,

please call your financial representative, or contact us

at 1-800-243-1574 or Virtus.com.

8554	06-15

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Alternative Solutions Trust

By (Signature and Title)* /s/ George R. Aylward
George R. Aylward, President (principal executive officer)

Date 07/08/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ George R. Aylward
George R. Aylward, President (principal executive officer)

Date 07/08/15

By (Signature and Title)* /s/ W. Patrick Bradley
W. Patrick Bradley, Senior Vice President, Chief Financial Officer and Treasurer (principal financial and accounting officer)

Date 07/08/15

* Print the name and title of each signing officer under his or her signature.